                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                             File No. 33-
                                                                   File No. 811-


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [x]

                                      AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]


                        DELAWARE GROUP FOUNDATION FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

  1818 Market Street, Philadelphia, Pennsylvania                        19103
--------------------------------------------------------------------------------
 (Address of Principal Executive Offices)                             (Zip Code)

Registrant's Telephone Number, including Area Code:             (215) 751-2923
                                                                --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Public Offering:                          December 31, 1997
                                                              -----------------

          The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

Title of Securities Being Registered: The securities being registered are a number of individual classes of separate series f shares of beneficial interest of Delaware Group Foundation Funds, a Delaware business trust, as follows:

                                Income Portfolio
                              Income Fund A Class
                              Income Fund B Class
                              Income Fund C Class
                        Income Fund Institutional Class

                               Balanced Portfolio
                             Balanced Fund A Class
                             Balanced Fund B Class
                             Balanced Fund C Class
                       Balanced Fund Institutional Class

                                Growth Portfolio
                              Growth Fund A Class
                              Growth Fund B Class
                              Growth Fund C Class
                        Growth Fund Institutional Class

                          ---   C O N T E N T S   ---




  1.     Facing Page

  2.     Contents Page

  3.     Cross-Reference Sheet

  4.     Part A - Prospectus

  5.     Part B - Statements of Additional Information

  6.     Part C - Other Information

  7.     Signatures

                              CROSS-REFERENCE SHEET
                                     PART A

                                                                                         Location in
Item No.                                 Description                                     Prospectuses
--------                                 -----------                                     ------------
                                                                                        Income Portfolio
                                                                                       Balanced Portfolio
                                                                                         Growth Portfolio
                                                                                     A Class/        Institutional
                                                                                     B Class/           Class
                                                                                     C Class
    1        Cover Page.......................................................        Cover             Cover

    2        Synopsis.........................................................       Synopsis;        Synopsis;
                                                                                    Summary of       Summary of
                                                                                     Expenses         Expenses

    3        Condensed Financial Information..................................      Financial          Financial
                                                                                    Highlights        Highlights

    4        General Description of Registrant................................     Investment         Investment
                                                                                 Objectives and      Objectives and
                                                                                Policies; Shares;  Policies; Shares;
                                                                               Investments of the  Investments of the
                                                                                Underlying Funds;   Underlying Funds;
                                                                                Other Investment    Other Investment
                                                                                  Policies and         Policies and
                                                                                  Risk Factors         Risk Factors

    5        Management of the Fund...........................................    Management of       Management of
                                                                                 the Portfolios      the Portfolios

    6        Capital Stock and Other Securities...............................     Delaware          Dividends and
                                                                                  Difference;        Distributions;
                                                                                 Dividends and           Taxes;
                                                                                Distributions;           Shares
                                                                                Taxes; Shares

    7        Purchase of Securities Being Offered.............................       Cover;               Cover;
                                                                                   How to Buy       How to Buy Shares;
                                                                               Shares; Calculation   Calculation of
                                                                                of Offering Price       Net Asset
                                                                                 and Net Asset      Value Per Share;
                                                                                 Value Per Share;     Management of
                                                                                  Management of      the Portfolios
                                                                                 the Portfolios

                              CROSS-REFERENCE SHEET
                                     PART A
                                   (continued)


                                                                                         Location in
Item No.   Description                                                                  Prospectuses
--------   -----------                                                                  ------------
                                                                                       Income Portfolio
                                                                                       Balanced Portfolio
                                                                                        Growth Portfolio
                                                                                  A Class/           Institutional
                                                                                  B Class/               Class
                                                                                  C Class

    8        Redemption or Repurchase.........................................    How to Buy           How to Buy
                                                                                    Shares;              Shares;
                                                                                 Redemption and      Redemption and
                                                                                   Exchange             Exchange
    9        Pending Legal Proceedings........................................       None                 None














                              CROSS-REFERENCE SHEET
                                     PART B

                                                                                                 Location in Statement
Item No.     Description                                                                      of Additional Information
--------     -----------                                                                      -------------------------

  10         Cover Page........................................................                         Cover


  11         Table of Contents.................................................                    Table of Contents


  12         General Information and History...................................                   General Information


  13         Investment Objectives and Policies................................                  Investment Objectives
                                                                                                     and Policies

  14         Management of the Registrant......................................                   Officers and Trustees


  15         Control Persons and Principal Holders
             of Securities.....................................................                   Officers and Trustees

  16         Investment Advisory and Other Services............................                  Plans Under Rule 12b-1
                                                                                                  for the Fund Classes
                                                                                                (under Purchasing Shares);
                                                                                                    Asset Allocation
                                                                                                Agreements; Officers and
                                                                                              Trustees; General Information;
                                                                                                  Financial Statements

  17         Brokerage Allocation..............................................                    Trading Practices
                                                                                                     and Brokerage

  18         Capital Stock and Other Securities................................                   Capitalization and
                                                                                                  Noncumulative Voting
                                                                                              (under General Information)

  19        Purchase, Redemption and Pricing of
            Securities Being Offered...........................................                    Purchasing Shares;
                                                                                                Determining Offering Price
                                                                                                   and Net Asset Value;
                                                                                                Redemption and Repurchase;
                                                                                                    Exchange Privilege

                              CROSS-REFERENCE SHEET
                                     PART B
                                  (Continued)

                                                                                              Location in Statement
      Item No.   Description                                                                of Additional Information
      --------   -----------                                                                -------------------------
        20        Tax Status  . . . . . . . . . . . . . . . . . . .                                   Taxes

        21        Underwriters    . . . . . . . . . . . . . . . . .                             Purchasing Shares

        22        Calculation of Performance Data   . . . . . . . .                          Performance Information

        23        Financial Statements  . . . . . . . . . . . . . .                            Financial Statements

                             CROSS REFERENCE SHEET

                                     PART C

                                                                                                   Location
      Item No.     Description                                                                     in Part C
      -------      -----------                                                                    ----------
        24         Financial Statements and Exhibits  . . . . . . . . . . . . . . . . .            Item 24

        25         Persons Controlled by or under Common
                   Control with Registrant  . . . . . . . . . . . . . . . . . . . . . .            Item 25

        26         Number of Holders of Securities  . . . . . . . . . . . . . . . . . .            Item 26

        27         Indemnification  . . . . . . . . . . . . . . . . . . . . . . . . . .            Item 27

        28         Business and Other Connections of
                   Investment Adviser   . . . . . . . . . . . . . . . . . . . . . . . .            Item 28

        29         Principal Underwriters   . . . . . . . . . . . . . . . . . . . . . .            Item 29

        30         Location of Accounts and Records   . . . . . . . . . . . . . . . . .            Item 30

        31         Management Services  . . . . . . . . . . . . . . . . . . . . . . . .            Item 31

        32         Undertakings   . . . . . . . . . . . . . . . . . . . . . . . . . . .            Item 32

                                SUBJECT TO CHANGE

      INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.




                                                                      PROSPECTUS
                                                               DECEMBER 31, 1997

                         DELAWARE GROUP FOUNDATION FUNDS
                   1818 Market Street, Philadelphia, PA 19103

      Delaware Group Foundation Funds (the "Trust") is an open-end management investment company with three separate Portfolios: the Income Portfolio, the Balanced Portfolio and the Growth Portfolio. Each Portfolio is in effect a separate fund issuing its own shares. The investment objectives and principal policies of the Portfolios are described below. See Investment Objectives and Policies. Although each Portfolio will constantly strive to attain its objective, there can be no assurance that it will be attained.

      The Portfolios will invest in open-end investment companies (mutual funds) that are members of the Delaware Group of Mutual Funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Underlying Funds include funds investing in U.S. and foreign stocks, bonds, and money market instruments. In addition, if the Trust receives an exemptive order from the Securities and Exchange Commission ("SEC"), the Portfolios may, to the extent consistent with their respective investment objectives, invest in the same securities that the Underlying Funds may invest in. At any point in time, it can be expected that each Portfolio will invest in a different combination of securities and Underlying Funds, reflecting the different investment objectives and levels of risk and return each Portfolio seeks.

      This Prospectus describes the Portfolios and their Class A Shares, Class B Shares and Class C Shares and sets forth information that you should read and consider before you invest. Please retain it for future reference. A Statement of Additional Information ("Part B" of the Trust's registration statement), dated December 31, 1997, as it may be amended from time to time, contains additional information about the Trust and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to the Trust at the above address or by calling 800-523-4640. The Portfolios' financial statements, when available, appear in the Trust's Annual Report, which will accompany any response to requests for Part B.

      Each Portfolio also offers Institutional Class Shares, which are available for purchase only by certain investors. A prospectus for the Institutional Classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-828-5052.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE PORTFOLIOS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE PORTFOLIOS ARE NOT BANK OR CREDIT UNION DEPOSITS.



                                TABLE OF CONTENTS

COVER PAGE
SYNOPSIS
SUMMARY OF EXPENSES
FINANCIAL HIGHLIGHTS
INVESTMENT OBJECTIVES AND POLICIES
   SUITABILITY
   INVESTMENT STRATEGY
INVESTMENTS OF THE UNDERLYING FUNDS
THE DELAWARE DIFFERENCE
   PLANS AND SERVICES
RETIREMENT PLANNING
CLASSES OF SHARES
HOW TO BUY SHARES
REDEMPTION AND EXCHANGE
DIVIDENDS AND DISTRIBUTIONS
TAXES
CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE
MANAGEMENT OF THE PORTFOLIOS
OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS
APPENDIX A - RATINGS
APPENDIX B - INVESTMENT ILLUSTRATIONS
APPENDIX C - CLASSES OFFERED

SYNOPSIS

INVESTMENT OBJECTIVES

     The investment objective of the Income Portfolio is to seek a combination of current income and preservation of capital with capital appreciation as a secondary objective. The investment objective of the Balanced Portfolio is to seek capital appreciation with current income as a secondary objective. The investment objective of the Growth Portfolio is to seek long term capital growth. Each Portfolio has different levels of risk and return. For further details, see Investment Objectives and Policies and Other Investment Policies.

RISK FACTORS AND SPECIAL CONSIDERATIONS

     Each Portfolio invests in Underlying Funds in the Delaware Group of Mutual Funds, and may, if the Trust receives an exemptive order from the SEC, invest in the same securities as those in which the Underlying Funds invest, and is therefore subject to the same risks as those attendant to the Underlying Funds. See Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

INVESTMENT MANAGER, DISTRIBUTOR AND SERVICE AGENT

     Delaware Management Company, Inc. (the "Manager") furnishes investment management services to each Portfolio, subject to the supervision and direction of the Company's Board of Trustees. The Manager and certain of its affiliates also provide investment management services to the Underlying Funds and certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor"), an affiliate of the Manager, is the national distributor for each Portfolio and for all of the other mutual funds in the Delaware Group, including the Underlying Funds. Delaware Service Company, Inc. (the "Transfer Agent"), an affiliate of the Manager, is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Portfolio and for all of the other mutual funds in the Delaware Group, including the Underlying Funds. See Summary of Expenses and Management of the Portfolios for further information regarding the Manager, the Distributor and the Transfer Agent and the fees payable to these entities by each of the Portfolios.

SALES CHARGES

     The price of each of the Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price, which is equivalent to 0.00% of the amount invested for Income Portfolio A Class, 0.00% of the amount invested for Balanced Portfolio A Class, and 0.00% of the amount invested for Growth Portfolio A Class. The sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated. Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     The price of each of the Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge Alternative - Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

     The price of the Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     See Classes of Shares and Distribution (12b-1) and Service under Management of the Portfolios.

PURCHASE AMOUNTS

     Generally, the minimum initial investment in any Class is $1,000. Subsequent investments generally must be at least $100.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

REDEMPTION AND EXCHANGE

     Class A Shares of each Portfolio may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Portfolios nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

     Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Portfolios nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

OPEN-END INVESTMENT COMPANY

     The Trust, which was organized as a Delaware Business Trust on October 00, 1997, is an open-end management investment company. Each Portfolio is non-diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). See Shares under Management of the Portfolios.

SUMMARY OF EXPENSES

     A general comparison of the sales arrangements and other expenses applicable to each Portfolio's Class A, Class B, Class C and Institutional Shares follows:



                                                      Income Portfolio
                                                      Balanced Portfolio
                                                       Growth Portfolio
                                                      ------------------
 Shareholder Transaction               Class A      Class B      Class C
        Expenses                        Shares       Shares       Shares
        --------                        ------       ------       ------
Maximum Sales Charge
Imposed on Purchases (as a
percentage of offering price) ..         4.75%        None         None

Maximum Sales Charge
Imposed on Reinvested
Dividends (as a percentage of
offering price) ................         None         None         None

Maximum Contingent Deferred
Sales Charge (as a percentage of
original purchase price or
redemption proceeds, as
applicable) ....................        None*         4.00%*       1.00%*

Redemption Fees ................       None**       None**       None**


*Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange; Deferred Sales Charge Alternative - Class B Shares and Level Sales Charge Alternative - Class C Shares under Classes of Shares.

**CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

                                      Income Portfolio
                                     Balanced Portfolio
                                      Growth Portfolio
                                      ----------------
    Annual Operating Expenses
(as a percentage of average daily    Class A     Class B     Class C
           net assets)                Shares      Shares      Shares
           -----------                ------      ------      ------
Asset Allocation  Fees
  (after waivers)1 ........           0.10%       0.10%       0.10%
12b-1 Plan Expenses
  (including service fees)2           0.25%       1.00%       1.00%
Other Operating Expenses3 .           1.10%       1.10%       1.10%
                                      ----        ----        ----
Total Operating Expenses
  (after waivers)4 ........           1.45%       2.20%       2.20%
                                      ====        ====        ====




      (1) The Manager has elected voluntarily to waive that portion, if any, of the annual Asset Allocation Fees payable by the Portfolios and to pay the Portfolios' expenses to the extent necessary to ensure that the "Total Operating Expenses" of the Portfolios do not exceed 1.20% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) during the commencement of the public offering of the Portfolios through June 30, 1998. If the voluntary expense waivers and payments were not in effect, it is estimated that the "Total Operating Expenses" as a percentage of average daily net assets would be 1.92%, 2.67% and 2.67% for each Portfolio's A Class, B Class and C Class, respectively, reflecting Asset Allocation Fees of 0.25% for each Portfolio.

      (2) Class A Shares, Class B Shares and Class C Shares of each Portfolio are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The annual 12b-1 Plan expenses for Class A Shares have been set by the Board of Trustees at 0.25% of the average daily net assets of such Classes. The maximum annual 12b-1 Plan expenses permitted under the 12b-1 Plan for Class A Shares are 0.30% of the average daily net assets of such Class. See Distribution (12b-1) and Service under Management of the Portfolios.

      (3) "Other Operating Expenses" are based on estimated amounts for the current fiscal year.

      (4) The Portfolios will indirectly bear their pro rata share of the expenses of the Underlying Funds in which they invest. See Management of the Portfolios for the expense ratios for each of the Underlying Funds' most current fiscal year.

      Investors utilizing the Delaware Group Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Delaware Group Asset Planner in Part B.

      The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and
(3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the asset allocation fee by the Manager as discussed in this Prospectus.

INCOME PORTFOLIO
BALANCED PORTFOLIO
GROWTH PORTFOLIO

                            ASSUMING REDEMPTION                 ASSUMING NO REDEMPTION
                         1 YEAR            3 YEARS             1 YEAR            3 YEARS
                         ------            -------             ------            -------
Class A Shares(1)         $000               $000               $000               $000
Class B Shares(2)         $000               $000               $000               $000
Class C Shares            $000               $000               $000               $000


      (1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

      (2) At the end of approximately eight years after purchase, Class B Shares of a Portfolio will be automatically converted into Class A Shares of that Portfolio. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

      The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

Financial Highlights for the Portfolios are not included because, as of the date of this Prospectus, the Portfolios had no operating history.

--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of the Income Portfolio is to seek a combination of current income and preservation of capital with capital appreciation as a secondary objective. It seeks to achieve this objective by investing in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. The Income Portfolio will generally invest at least 45% of its portfolio in fixed income securities and 20% in domestic equity securities.

      The investment objective of the Balanced Portfolio is to seek capital appreciation with current income as a secondary objective. The Balanced Portfolio seeks to achieve its objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. The Balanced Portfolio may also invest in international equity and fixed income securities, including international equity and fixed income Underlying Funds. The Balanced Portfolio will generally invest at least 25% of its net assets in fixed income securities, including fixed-income Underlying Funds.

      The investment objective of the Growth Portfolio is to seek long term capital growth. The Growth Portfolio seeks to achieve this objective by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. The equity securities may include international securities, including international Underlying Funds.

      Each Portfolio will pursue its investment objective through active asset allocation implemented primarily with investments in a combination of the Underlying Funds. The Portfolios may also separately invest directly in the same securities as those in which the Underlying Funds may invest, to the extent consistent with each Portfolio's investment objectives. The investment objective of each Portfolio is considered a "fundamental policy," which means that it may not be changed without approval of a Portfolio's shareholders. There is no assurance that a Portfolio will achieve its objective.

SUITABILITY

      The Trust consists of three separate Portfolios. The Portfolios pursue different investment objectives, with different levels of risk and return. Each Portfolio is designed to be a long-term investment. The descriptions below compare the three Portfolios' levels of risk and return relative to one another and are not intended to imply any particular absolute level of risk or return for any Portfolio.

      INCOME PORTFOLIO (Wealth Preservation Phase - Lower Risk Tolerance)
May be appropriate for the investor in the pre-Retirement/Retirement phase (55+ yrs.) or the investor looking for reduced portfolio risk and/or an increase in current income.

      BALANCED PORTFOLIO (Wealth Accumulation Phase - Moderate Risk Tolerance) May be appropriate for the investor looking for the capital appreciation potential of the stock market and the income potential of the bond market.

      GROWTH PORTFOLIO (Earlier Wealth Accumulation Phase - Higher Risk Tolerance) May be appropriate for the investor looking for long term capital growth with no need for current income.

INVESTMENT STRATEGY

      The Portfolios will invest primarily in open-end investment companies (mutual funds) that are members of the Delaware Group of Funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"), as well as, if the Trust receives an exemptive order from the SEC, the same kinds of securities as those in which the Underlying Funds may invest, to the extent consistent with each Portfolio's investment objectives. The Underlying Funds include funds investing in U.S. and foreign stocks, bonds, and money market instruments. At any point in time, it can be expected that each Portfolio will invest in a different combination of securities and Underlying Funds, reflecting the different investment objectives and levels of risk and return that each Portfolio seeks. In allocating the Portfolios' assets, the Manager will evaluate the expected return of the Underlying Funds, the volatility of the Underlying Funds (i.e., the variability of returns from one period to the next), and the correlation of the Underlying Funds (i.e. the degree to which the Underlying Funds move together).

      The allocation of the assets of each Portfolio will be determined by the Manager. The Manager is the investment manager for each Portfolio. The Manager or its affiliates also serve as the investment manager to each Underlying Fund. In determining the asset allocation of the Portfolios, the Manager will establish an allocation according to asset classes and will implement such allocation through investment in an appropriate combination of securities and Underlying Funds.

      The Underlying Funds that will be considered for investment by each Portfolio are listed below, grouped within broad asset classes. The asset class headings below are provided for convenience and are approximate in nature. For more detailed information on the investment policies of each Underlying Fund, see Investment Policies of the Underlying Funds. The list of Underlying Funds may change from time to time, and Underlying Funds may be added or deleted upon the recommendation of the Manager without shareholder approval.

      UNDERLYING FUND

U.S. EQUITY
      Aggressive Growth Fund
      Blue Chip Fund
      Decatur Total Return Fund
      DelCap Fund
      Devon Fund
      Small Cap Value Fund
      Trend Fund
      U.S. Growth Fund

INTERNATIONAL EQUITY
      Emerging Markets Fund
      International Equity Fund
      International Small Cap Fund
      New Pacific Fund

FIXED INCOME
      Delchester Fund
      Global Bond Fund
      Limited-Term Government Fund
      U.S. Government Fund

MONEY MARKET
      Delaware Cash Reserve
      U.S. Government Money Fund


      Under normal circumstances, it can generally be anticipated that of the three Portfolios, the Growth Portfolio will hold a higher percentage of its assets in U.S. equity and international securities (including Underlying Funds which invest primarily in those securities) than will the Balanced Portfolio, which in turn will hold a higher percentage in such securities and Underlying Funds than will the Income Portfolio. Likewise, it can generally be anticipated that of the three Portfolios, the Income Portfolio will hold a higher percentage of its assets in fixed-income securities (including Underlying Funds which invest primarily in those securities) than will the Balanced Portfolio, which in turn will hold a higher percentage in such securities and Underlying Funds than will the Growth Portfolio.

      The percentage ranges targeted for each Portfolio by broad asset class are set forth below. The percentage ranges applicable to each asset class for each Portfolio may be changed from time to time by the Manager without the approval of shareholders.

                PERCENTAGE RANGES OF INVESTMENT IN ASSET CLASSES


ASSET CLASS             INCOME PORTFOLIO     BALANCED PORTFOLIO     GROWTH PORTFOLIO
-----------             ----------------     ------------------     ----------------
U.S. Equity                  20%-50%               35%-65%              45%-75%

International Equity          0%-10%                5%-15%              10%-30%
Fixed Income                 45%-75%               25%-55%              05%-35%

Money Market                 0%-35%                0%-35%                0%-35%

      A Portfolio will generally at all times be invested in at least four Underlying Funds, consistent with the table above. Any Portfolio may invest up to 100% of its total assets in cash, money market instruments or the Cash Reserve or U.S. Government Money Funds for temporary, defensive purposes.

PURCHASES OF SHARES OF THE UNDERLYING FUNDS

      To the extent the Portfolios invest in Underlying Funds, they will invest only in Institutional Class Shares of such Underlying Funds. Accordingly, the Portfolios will not pay any sales load or 12b-1 service or distribution fees in connection with their investments in shares of the Underlying Funds. The Portfolios, however, will indirectly bear their pro rata share of the fees and expenses incurred by the Underlying Funds that are applicable to holders of Institutional Class Shares. The investment returns of each Portfolio, therefore, will be net of the expenses of the Underlying Funds in which it is invested.

DIRECT INVESTMENT IN SECURITIES AND OTHER INVESTMENT STRATEGIES

      The Trust has applied for an exemptive order from the SEC to permit the Portfolios to invest directly in the same securities which the Underlying Funds may invest. Until such order is granted, the Portfolios will only invest in the Underlying Funds and such other securities as are expressly permitted by the 1940 Act. There is no guarantee that the SEC will grant such an order. In the event this order is granted, each Portfolio may, to the extent consistent with its investment objective, invest its assets directly in the same types of securities as those in which the Underlying Funds invest. In addition, if the order is granted, each Portfolio may, to the extent consistent with its investment objective, engage directly in the same types of investment strategies as those in which each Underlying Fund may engage. Each Portfolio would use such investment strategies to hedge investment positions, including investments directly in securities and investments in the Underlying Funds, to protect the Portfolio against a decline in an Underlying Fund's value. Each Portfolio does not intend to engage in these investment strategies for non-hedging purposes such that more than 5% of its assets will be exposed. For a description of these securities and investment strategies, see Investment Policies of the Underlying Funds.

RISK FACTORS

      The value of the Portfolios' shares will increase as the value of the securities owned by the Portfolios increases and will decrease as the value of the Portfolios' investments decrease. In addition, the Portfolios' share prices and yields will fluctuate in response to movements in the securities markets as a whole. Over time, the value of an investment in the Growth Portfolio is generally expected to fluctuate more than an investment in the Balanced Portfolio, which in turn is generally expected to fluctuate more over time then an investment in the Income Portfolio.

      Each Portfolio's assets may be primarily invested in a combination of the Underlying Funds. As a result, each Portfolio's investment performance may be directly related to the investment performance of the Underlying Funds held by it. The ability of each Portfolio to meet its investment objective may thus be directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Manager. There can be no assurance that the investment objective of any Portfolio or Underlying Fund will be achieved.

        The Underlying Funds may engage in a variety of investment strategies which involve certain risks. Moreover, each Portfolio may, if the Trust is granted an exemptive order by the SEC, to the extent consistent with its investment objectives, invest in the same securities and employ the same investment strategies as any of the Underlying Funds. The Portfolios may therefore be subject to some of the risks resulting from these strategies. The Portfolios, to the extent consistent with their investment objectives, and certain of the Underlying Funds may purchase foreign securities; purchase high yielding, high risk debt securities (commonly referred to as "junk bonds"); enter into foreign currency transactions; engage in options transactions; engage in futures contracts and options on futures; purchase zero coupon bonds and pay-in-kind bonds; purchase restricted and illiquid securities; enter into forward roll transactions; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; loan portfolio securities and engage in various other investment strategies. Further information on these investment strategies can be found under Other Investment Policies and Risk Considerations and in Part B.

      Each Portfolio is considered a non-diversified investment company under the regulations which govern mutual funds because it may invest in a limited number of securities and Underlying Funds. As a result, each Portfolio may be subject to greater risk with respect to its individual portfolio than a fund that is more broadly diversified among a number of issuers. However, most of the Underlying Funds themselves are diversified investment companies. The Portfolios do not intend to concentrate in any particular industry, sector or foreign government security (except for investment companies, to the extent that it is considered an industry or sector).

                                      * * *

      For additional information about each Portfolio's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

INVESTMENTS OF THE UNDERLYING FUNDS

      The following is a summary of the investment objectives and strategies of the Underlying Funds and the types of securities in which they may invest. The investment objectives of the Underlying Funds are fundamental policies and there is no assurance that they will achieve their respective investment objectives. Each Underlying Fund will constantly strive to achieve its objectives and, in investing to do so, may hold securities for any period of time. To the extent that an Underlying Fund (other than a Money Market Fund) engages in short-term trading in attempting to achieve its objectives, it may increase its portfolio turnover rate and incur larger portfolio transaction expenses (including brokerage commissions) and other expenses than might otherwise be the case. Additional investment strategies with respect to the Underlying Funds are described in Other Investment Policies and Risk Considerations and in Part B, as well as in the prospectuses of each Underlying Fund. For a free copy of a prospectus of any of the Underlying Funds, call 1-800-523-4640 or write to the Trust at the address given above. Except where noted, the Manager serves as investment manager for each of the Underlying Funds.

U.S. EQUITY FUNDS

      As described below, the following Underlying Funds invest primarily in equity securities of companies located or conducting their business primarily in the United States.

Aggressive Growth Fund. The investment objective of Aggressive Growth Fund is long-term capital appreciation which the Aggressive Growth Fund attempts to achieve by investing primarily in equity securities of companies which the Manager believes have the potential for high earnings growth. Although the Aggressive Growth Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Aggressive Growth Fund's investments. The Aggressive Growth Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in equity securities (including convertible securities) of companies which the Manager believes have the potential for high earnings growth and which are U.S. companies with stock market capitalizations of at least $300 million. The Aggressive Growth Fund has been designed to provide investors with potentially greater long-term rewards than provided by an investment in a fund that seeks capital appreciation from common stocks with more established earnings histories.

      The Aggressive Growth Fund will invest in equity securities of companies the Manager believes to be undervalued and to have the potential for high earnings growth. Companies in which the Aggressive Growth Fund invests generally will meet one or more of the following criteria: high historical earnings-per-share (EPS) growth; high projected future EPS growth; an increase in research analyst earnings estimates; attractive relative price to earnings ratios; and high relative discounted cash flows. In selecting the Aggressive Growth Fund's investments, the Manager also focuses on companies with capable management teams, strong industry positions, sound capital structures, high returns on equity, high reinvestment rates and conservative financial accounting policies.

      In pursuing its objective, the Aggressive Growth Fund anticipates that it will invest substantially all, and under normal conditions not less than 65%, of its assets in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights. To the extent that the Aggressive Growth Fund invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings, if any, of those securities will not be an important factor in their selection.

      At no time will the investments of the Aggressive Growth Fund in bank obligations, including time deposits, exceed 25% of the value of the Aggressive Growth Fund's assets.

Blue Chip Fund. The investment objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and securities that are convertible into equity securities. The sub-adviser, Vantage Global Advisors, Inc. ("Vantage"), an affiliate of the Manager, will invest in companies which it believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard and Poor's 500 Index ("S&P 500"). Under normal market conditions, at least 65% of the total assets of Blue Chip Fund will be in companies determined by Vantage to be "Blue Chip." Generally, the median market capitalization of companies targeted for investment by Blue Chip Fund will be greater than $5 billion. For investment purposes, however, "Blue Chip" companies are those whose market capitalization is greater than $2.5 billion at the time of investment.

      Vantage believes "Blue Chip" companies have characteristics which are desirable in seeking to achieve the investment objectives of Blue Chip Fund. For example, such companies tend to have a lengthy history of profit growth and dividend payment, and a reputation for quality management structure, products and service. Securities of "Blue Chip" companies generally are considered to be highly liquid, because compared to those of lesser capitalized companies, more shares of these securities are outstanding in the marketplace and their trading volume tends to be higher.

      While it is anticipated that Blue Chip Fund will invest principally in common stock and securities that are convertible into common stock, Blue Chip Fund may invest in all available types of equity securities, including without limitation, preferred stock and warrants. Investments in equity securities other than common stock or securities that are convertible into common stock will be made when such securities are more attractively priced relative to the underlying common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. Convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow Blue Chip Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock.

      Up to 20% of Blue Chip Fund's total assets may be invested directly or indirectly in securities of issuers domiciled in foreign countries, including investments in American, European and Global Depositary Receipts. ("ADRs", "EDRs" and "GDRs," respectively or, collectively, "Depositary Receipts"). Blue Chip Fund may enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility.

Decatur Total Return Fund. The investment objective of Decatur Total Return Fund is to seek to achieve long- term growth. It seeks to achieve its objective by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. The Decatur Total Return Fund seeks to provide shareholders with a current return while allowing them to participate in the capital gains potential associated with equity investments.

      The Decatur Total Return Fund generally invests in common stocks and income-producing securities that are convertible into common stocks. The Manager looks for securities having a better dividend yield than the average of the Standard & Poor's ("S&P") 500 Stock Index, as well as capital gains potential.

      All available types of appropriate securities are under continuous study. The Decatur Total Return Fund may invest in all classes of securities, bonds and preferred and common stocks in any proportion deemed prudent under existing market and economic conditions. In seeking to obtain its objective, the Decatur Total Return Fund may hold securities for any period of time. For temporary, defensive purposes, it may hold a substantial portion of its assets in cash or short-term obligations.

      Income-producing convertible securities include preferred stock and debentures that pay a stated or variable interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow the Decatur Total Return Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates, as well as factors affecting the market value of the underlying common stock.

DelCap Fund. The investment objective of DelCap Fund is long-term capital appreciation. DelCap Fund's strategy is to invest primarily in common stocks that, in the judgment of the Manager, are of superior quality and in securities that are convertible into such common stocks. DelCap Fund will attempt to achieve its objective by purchasing securities issued by companies whose earnings the Manager believes will grow more rapidly than the average of those listed in the S&P 500 Stock Index. The Manager's emphasis will be on the securities of companies that, in its judgment, have the characteristics supporting such earnings growth. This judgment will be based on, among other things, the financial strength of the company, the expertise of its management, the growth potential of the company within the industry and the growth potential of the industry itself. The focus will be on those securities of companies the Manager believes have established themselves within their industry while maintaining growth potential.

      While the Manager believes its objective may best be achieved by investing in common stock, DelCap Fund may also invest in other securities including, but not limited to, convertible securities, warrants, preferred stock, bonds and foreign securities. Any specific investment will be dependent upon the judgment of the Manager. DelCap Fund may make foreign investments through the purchase and sale of sponsored or unsponsored ADRs.

Devon Fund. The investment objective of Devon Fund is to seek current income and capital appreciation. The Devon Fund will seek to achieve its objective by investing primarily in income-producing common stocks, with a focus on common stocks that the Manager believes have the potential for above average dividend increases over time. Under normal circumstances, the Devon Fund will generally invest at least 65% of its total assets in dividend paying common stocks.

      In selecting stocks for the Devon Fund, the Manager will focus primarily on dividend paying common stocks issued by companies with market capitalizations in excess of $100 million, but is not precluded from purchasing shares of companies with market capitalizations of less than $100 million. In seeking stocks with potential for above average dividend increases, the Manager will consider such factors as the historical growth rate of a dividend, the frequency of prior dividend increases, the issuing company's potential to generate cash flows, and the price/earnings multiple of the stock relative to the market. The Manager will generally avoid stocks that it believes are overvalued and may select stocks with current dividend yields that are lower than the current yield of the Standard & Poor's 500 Stock Index ("S&P 500") in exchange for anticipated dividend growth.

      While the Manager believes that the Devon Fund's objective may best be attained by investing in common stocks, the Devon Fund may also invest in other securities including, but not limited to, convertible and preferred securities, rights and warrants to purchase common stock, and various types of fixed-income securities, such as U.S. government and government agency securities, corporate debt securities and bank obligations, and may also engage in futures transactions. The Devon Fund may also invest in foreign securities.

Small Cap Value Fund. The investment objective of Small Cap Value Fund is capital appreciation. The strategy will be to invest primarily in common stocks and securities convertible into common stocks which, in the opinion of the Manager, have market values which appear low relative to their underlying value or future earnings and growth potential. Small Cap Value Fund is designed primarily for capital appreciation; providing current income is not an objective. Any income produced is expected to be minimal.

      Securities will be purchased that the Manager believes to be undervalued in relation to asset value or long-term earning power of the companies. The Manager may also invest in securities of companies where current or anticipated favorable changes within a company provide an opportunity for capital appreciation. The Manager's emphasis will be on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market.

     While not a fundamental policy, under normal market conditions the Small Cap Value Fund intends to invest at least 65% of its net assets in securities issued by small cap companies, those currently having a market capitalization generally of less than $1.5 billion. As a general matter, small cap companies may have more limited product lines, markets and financial resources than large cap companies. In addition, securities of small cap companies, generally, may trade less frequently (and with a lesser volume), may be more volatile and may be somewhat less liquid than securities issued by larger capitalization companies.

      The Manager will consider the financial strength of the company, the nature of its management and any developments affecting the security, the company or the industry. Securities may be out of favor due to a variety of factors, such as lack of an institutional following, or unfavorable developments affecting the issuer of the securities, such as poor earning reports, dividend reductions or cyclical economic or business conditions. Other securities considered by the Manager would include those of companies where current or anticipated favorable changes such as a new product or service, technological breakthrough, management change, projected takeovers, changes in capitalization or redefinition of future corporate operations provide an opportunity for capital appreciation. The Manager will also consider securities where trading patterns suggest that significant positions are being accumulated by officers of the company, outside investors or the company itself. The Manager feels it may uncover situations where those who have a vested interest in the company feel the securities are undervalued and have appreciation potential.

      While the Manager believes that Small Cap Value Fund's objective may best be attained by investing in common stocks, it may also invest in other securities including, but not limited to, convertible securities, warrants, preferred stocks, bonds and foreign securities. Although it is expected to receive relatively less emphasis, Small Cap Value Fund may also invest in fixed-income securities without regard to a minimum grade level in pursuit of its objective where there are favorable changes in a company's earnings or growth potential or where general economic conditions and the interest rate environment provide an opportunity for declining interest rates and consequent appreciation in these securities. Lower rated high yield, high risk bonds are sometimes referred to as "junk bonds." The strategies employed are dependent upon the judgment of the Manager.

      If the Manager believes that market conditions warrant, Small Cap Value Fund may employ options strategies. Small Cap Value Fund may write covered call options on individual issues as well as write call options on stock indices. It may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and Small Cap Value Fund's portfolio as well as the price movement of individual securities. Small Cap Value Fund does not currently intend to write or purchase stock index options. While there is no limit on the amount of Small Cap Value Fund's assets which may be invested in covered call options, it will not invest more than 2% of its net assets in put options. Small Cap Value Fund will only use exchange-traded options. It may enter into futures contracts and buy and sell options on futures contracts relating to securities, securities indices or interest rates.

      Although it will receive relatively minor emphasis in pursuit of its objective, Small Cap Value Fund may also purchase, at times, lower rated or unrated corporate bonds without regard to a grade minimum, which may be considered speculative and may increase the portfolio's credit risk. Although Small Cap Value Fund will not ordinarily purchase bonds rated below B by Moody's or S&P (i.e., high-yield, high-risk fixed-income securities), it may do so if the Manager believes that capital appreciation is likely. Small Cap Value Fund will not invest more than 25% of its net assets in bonds rated below B. Investing in such lower rated debt securities may involve certain risks not typically associated with higher rated securities. Such bonds, commonly referred to as "junk bonds," are considered very speculative and may possibly be in default or have interest payments in arrears.

Trend Fund. The investment objective of Trend Fund is long-term capital appreciation. The strategy is to invest primarily in the common stocks and securities convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. Income is not an objective of Trend Fund.

      Trend Fund will seek to identify changing and dominant trends within the economy, the political arena and our society. It will purchase securities which the Manager believes will benefit from these trends and which have the fundamentals to exploit them. The fundamentals include managerial skills, product development and sales and earnings.

      Trend Fund may purchase privately placed securities the resale of which is restricted under applicable securities laws. Such securities may offer a higher return than comparably registered securities but involve some additional risk as they can be resold only in privately negotiated transactions, in accordance with an exemption from the registration requirements under applicable securities laws or after registration.

       Trend Fund may invest in repurchase agreements, but will not normally do so except to invest excess cash balances. Trend Fund may also invest in foreign securities. For hedging purposes, Trend Fund may engage in options activity and enter into futures contracts and options on futures contracts.

U.S. Growth Fund. The U.S. Growth Fund's fundamental investment objective is to seek to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. The Manager or sub-adviser, Lynch & Mayer, Inc. ("Lynch & Mayer"), an affiliate of the Manager, will seek investments in companies of all sizes that the Manager or sub-adviser believes have earnings that may be expected to grow faster than the U.S. economy in general. Such companies may offer the possibility of accelerated earnings growth because of management changes, new products or structural changes in the economy. In addition, those companies with relatively high rates of return on invested capital may be able to finance future growth from internal sources. Income derived from securities in such companies will be only an incidental consideration of U.S. Growth Fund.

      The U.S. Growth Fund intends to invest primarily in common stocks believed by the Manager or sub-adviser to have appreciation potential. However, common stock is not always the class of security that provides the greatest possibility for appreciation. The U.S. Growth Fund may invest up to 35% of its assets in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock. The U.S. Growth Fund may also invest up to 10% of its assets in securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P") if, in the opinion of the Manager or sub-adviser, doing so would further U.S. Growth Fund's objective. Lower-rated or unrated securities, commonly referred to as "junk bonds," are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. The U.S. Growth Fund may invest up to 20% of its assets in foreign securities.

INTERNATIONAL EQUITY FUNDS

      As described below, the following Underlying Funds invest primarily in equity securities of companies located or conducting their business primarily in foreign countries.

Emerging Markets Fund. The investment objective of Emerging Markets Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of issuers located or operating in emerging countries. Under normal circumstances, at least 65% of Emerging Market's Fund's assets will be invested in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different emerging market countries. It will attempt to achieve its objective by investing in a broad range of equity securities, including common stocks, preferred stocks, convertible securities and warrants issued by companies located or operating in emerging countries. It is managed by Delaware International Advisers Ltd. ("Delaware International"), an affiliate of the Manager.

      Emerging Markets Fund considers an "emerging country" to be any country which is generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. In addition, any country that is included in the IFC Free Index or MSCI EMF Index will be considered to be an "emerging country." As of the date of this Prospectus, there are more than 130 countries which, in Delaware International's judgment, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Within this group of developing or emerging countries are included almost every nation in the world, except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe.

      Currently, investing in many emerging countries is not feasible, or may, in Delaware International's opinion, involve unacceptable political risks. Emerging Markets Fund will focus its investments in those emerging countries where Delaware International considers the economies to be developing strongly and where the markets are becoming more sophisticated. Delaware International believes that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may particularly benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets in such countries.

      In considering possible emerging countries in which Emerging Markets Fund may invest, Delaware International will place particular emphasis on certain factors, such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. It is currently anticipated that the countries in which Emerging Markets Fund may invest will include, but not be limited to, Argentina, Brazil, Chile, China, Columbia, Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Kenya, Korea, Malaysia, Mexico, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. As markets in other emerging countries develop, Delaware International expects to expand and further diversify the countries in which the Emerging Markets Fund invests.

      Although not an exclusive list of criteria to be considered by Delaware International, an emerging country equity security is one issued by a company that, in the opinion of Delaware International, exhibits one or more of the following characteristics: (i) its principal securities trading market is an emerging country, as defined above; (ii) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. Determinations as to eligibility will be made by Delaware International based on publicly available information and inquiries made of the companies.

      Emerging Markets Fund may invest in Depositary Receipts, and in both open-end and listed or unlisted closed-end investment companies, as well as unregistered investment companies. The Emerging Markets Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.

      The Emerging Markets may invest up to 35% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by Delaware International to be of equivalent quality and which present special investment risks. Such securities are commonly referred to as "junk bonds." Emerging Markets Fund may also invest in Brady Bonds and zero coupon securities.

International Equity Fund. The investment objective of the International Equity Fund is to achieve long-term growth without undue risk to principal. It seeks to achieve this objective by investing primarily in securities that provide the potential for capital appreciation and income. As an international fund, International Equity Fund may invest in securities issued in any currency and may hold foreign currency. Under normal circumstances, at least 65% of International Equity Fund's assets will be invested in the securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU"). International Equity Fund is managed by Delaware International.

      International Equity Fund will attempt to achieve its objective by investing in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. Delaware International will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar.

      With a dividend discount analysis, Delaware International looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Delaware International uses this technique to attempt to compare the value of different investments. With a purchasing power parity approach, Delaware International attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. International Equity Fund may also invest in sponsored or unsponsored ADRs or EDRs.

      While International Equity Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which International Equity Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong, and Singapore/Malaysia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment International Equity Fund may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

      Although International Equity Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. International Equity Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). The International Equity Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. The International Equity Fund also may purchase and write put and call options on foreign currencies (trade on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by International Equity Fund and against increases in the U.S. dollar cost of such securities to be acquired.

International Small Cap Fund. The investment objective of International Small Cap Fund is to achieve long-term capital appreciation. This Fund seeks to achieve its objective by investing primarily in equity securities of smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. International Small Cap Fund is an international fund. Under normal circumstances, at least 65% of International Small Cap Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The current market capitalization of the companies in which International Small Cap Fund intends to invest primarily generally will be $1.5 billion or less (at the time of purchase). International Small Cap Fund is managed by Delaware International.

      The equity securities in which International Small Cap Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. International Small Cap Fund may also invest in foreign companies through sponsored or unsponsored American Depositary Receipts, European Depositary Receipts or Global Depositary Receipts ("Depositary Receipts"), which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. By focusing on smaller, non-U.S. companies, International Small Cap Fund seeks to identify equity securities of emerging and other growth-oriented companies which in the opinion of Delaware International, are responsive to changes within their markets, and have the fundamental characteristics to support growth. Delaware International will seek to identify changing and dominant trends within the relevant markets, and will purchase securities of companies which it believes will benefit from these trends. In addition, Delaware International will consider the financial strength of the company, the nature of its management, and any developments affecting the company or its industry. Delaware International may invest in smaller capitalization companies that may be temporarily out of favor or overlooked by securities analysts and whose value, therefore, may not yet be fully recognized by the market. See Special Risk Considerations-Small Company Investment Risks.

      While International Small Cap Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which International Small Cap Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong and Singapore/Malaysia as well as Indonesia, Korea, the Philippines, Taiwan and Thailand. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. See Investment Company Securities under Other Investment Policies and Risk Considerations.

      In selecting investments for International Small Cap Fund, Delaware International will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. Delaware International uses the dividend discount analysis to compare the value of different investments. Using this technique, Delaware International looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. With a purchasing parity approach, Delaware International attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.

      International Small Cap Fund may invest in both open-end and listed or unlisted closed-end investment companies, as well as unregistered investment companies. See Investment Company Securities under Other Investment Policies and Risk Considerations. International Small Cap Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.

      International Small Cap Fund may invest up to 15% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by Standard & Poor's Ratings Group ("S&P") and Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are considered by Delaware International to be of equivalent quality and which present special investment risks. International Small Cap Fund may also invest in Brady Bonds. See High Yield, High Risk Securities and Special Risk Considerations.

      For temporary defensive purposes, International Small Cap Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, International Small Cap Fund may invest in U.S. fixed-income markets when Delaware International believes that the global equity markets are excessively volatile or overvalued so that International Small Cap Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by Delaware International. International Small Cap Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.


New Pacific Fund. New Pacific Fund's investment objective is to seek to maximize long-term capital appreciation by investing primarily in equity securities of companies domiciled or having their principal business activities in countries located in the Pacific Basin. John Govett & Company Limited ("John Govett") serves as sub-adviser for New Pacific Fund.

      The New Pacific Fund will invest in companies of varying size, measured by assets, sales and capitalization. It will invest in companies in one or more of the following Pacific Basin countries: Australia, Pakistan, China, Philippines, Hong Kong, Singapore, India, South Korea, Indonesia, Sri Lanka, Japan, Taiwan, Malaysia, Thailand, and New Zealand.

      New Pacific Fund may invest in companies located in other countries or regions in the Pacific Basin as those economies and markets become more accessible. While New Pacific Fund will generally have investments in companies located in at least three different countries or regions, it may from time to time have investments only in one or a few countries or regions.

      New Pacific Fund invests in common stock and may invest in other securities with equity characteristics, consisting of trust or limited partnership interests, preferred stock, rights and warrants. It may also invest in convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. New Pacific Fund may invest in securities listed on foreign or domestic securities exchanges and securities traded in foreign and domestic over-the-counter markets and may invest in restricted or unlisted securities.

      Under normal circumstances, at least 65% of New Pacific Fund's assets will be invested in equity securities of foreign issuers located in the Pacific Basin. It may invest in securities of companies located in, or governments of, developing countries within the Pacific Basin. New Pacific Fund may invest up to 35% of its assets in securities of U.S. issuers. In addition, it may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses and liquidity requirements.

FIXED INCOME FUNDS

      As described below, the following Underlying Funds invest primarily in fixed income securities.

Delchester Fund. The investment objective of the Delchester Fund is to seek the highest current income which the Manager believes is consistent with prudent investment management. The strategy is to invest primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. Delchester Fund will invest at least 80% of its assets at the time of purchase in:

      (1) Corporate Bonds. Delchester Fund will invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds;

      (2) Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

      (3) Commercial paper of companies rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's.

      Delchester Fund must invest the remaining assets, if any, in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants.

      In the long run, Delchester Fund's assets are expected to be invested primarily in unrated corporate bonds and bonds rated BBB or lower by S&P or Baa or lower by Moody's and in unrated corporate bonds. See Appendix A to this Prospectus for more rating information. Investing in these so-called "junk" or "high-yield" bonds entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade bonds. Such bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds.

Global Bond Fund. The investment objective of it Global Bond Fund is to achieve current income consistent with the preservation of investors' principal. It seeks to achieve this objective by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. As is a global fund, under normal circumstances, at least 65% of its assets will be invested in the fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. Global Bond Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the ECU. Global Bond Fund is managed by Delaware International.

      Global Bond Fund will attempt to achieve its objective by investing at least 65% of its assets in a broad range of fixed-income securities, including foreign and U.S. government securities and debt obligations of foreign and U.S. companies which are generally rated A or better by S&P or Moody's, or if unrated, are deemed to be of comparable quality by Delaware International. It may also invest in zero coupon bonds and in the debt securities of supranational entities denominated in any currency. Generally, the value of fixed-income securities moves inversely to the movement of market interest rates. The value of Global Bond Fund's portfolio securities and, thus, an investor's shares will be affected by changes in such rates.

      Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, Global Bond Fund currently anticipates that a large percentage of its assets will be invested in U.S. and foreign government securities and securities of supranational entities.

      With respect to U.S. government securities, Global Bond Fund may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct obligations of the U.S. government which are available for purchase by the Global Bond Fund include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others.

      With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Global Bond Fund will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by Delaware International to be of comparable quality. Global Bond Fund may also invest in sponsored or unsponsored American Depositary Receipts or European Depositary Receipts. While Global Bond Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which Global Bond Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Ireland, Denmark, Portugal, Italy, Austria, Norway, Sweden, Finland, Luxembourg, Japan and Australia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment Global Bond

Fund may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

      From time to time, the Global Bond Fund may find opportunities to pursue its objective outside of the fixed-income markets, but in no event will such investments exceed 5% of Global Bond Fund's net assets. Global Bond Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). It may invest no more than 10% of the value of its net assets in illiquid securities. Global Bond Fund will not concentrate its investments in any particular industry, which means that it will not invest 25% or more of its total assets in any one industry.

      It is anticipated that the average weighted maturity of the portfolio will be in the five-to-ten year range. If, however, Delaware International anticipates a declining interest rate environment, the average weighted maturity may be extended past ten years. Conversely, if Delaware International anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years.

      In order to attempt to protect Global Bond Fund's investments from interest rate fluctuations, it may engage in interest rate swaps. Global Bond Fund intends to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange by Global Bond Fund with another party of their respective rights to receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if Global Bond Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect Global Bond Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.

      Global Bond Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with Global Bond Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for non-speculative purposes and not for the purpose of leveraging its investments, Delaware International and Global Bond Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of Global Bond Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Custodian Bank. If Global Bond Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of Global Bond Fund's obligations with respect to the swap.

Limited-Term Government Fund. Limited-Term Government Fund seeks to provide a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity. It seeks to do this by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. Limited-Term Government Fund may also invest up to 20% of its assets in corporate notes and bonds, certificates of deposit and obligations of both U.S. and foreign banks, commercial paper and certain asset-back securities. Limited-Term Government Fund is not a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates. Limited-Term Government Fund is designed for greater stability of income at a relatively higher level; consequently, the principal value will fluctuate over time.

      The level of income will vary depending on interest rates and the portfolio. However, since longer term rates are generally less volatile than short-term rates, the level of income for Limited-Term Government Fund may tend to be less volatile than, for example, a money market fund. Limited-Term Government Fund attempts to provide yields higher than those available in money market funds or bank money market accounts by extending its portfolio maturities. By extending average maturity, Limited-Term Government Fund seeks higher income than may be available from money market securities but may also experience greater principal fluctuation.

       Limited-Term Government Fund seeks to reduce the effects of interest rate volatility on principal by keeping the average effective maturity (as that term is defined in Part B) to no more than five years. If in the judgment of the Manager rates are low, it will tend to shorten the average effective maturity to three years or less. Conversely, if in its judgment rates are high, it will tend to extend the average effective maturity to as high as five years. The Manager will increase the proportion of short-term instruments when short-term yields are higher. The Manager may purchase individual securities with a remaining maturity of up to fifteen years.

       Limited-Term Government Fund will invest primarily in securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes), its agencies (e.g., Federal Housing Administration) or instrumentalities (e.g., Federal Home Loan Bank) or government-sponsored corporations (e.g., Federal National Mortgage Association), as well as repurchase agreements and publicly- and privately-issued mortgage-backed securities collateralized by such securities. It may invest up to 20% of its assets in: (1) corporate notes and bonds rated A or above; (2) certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars; (3) commercial paper rated P-1 by Moody's and/or A-1 by S&P's and (4) securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's).

      To achieve its objective, Limited-Term Government Fund may use certain hedging techniques at the Manager's discretion to protect it's principal value. Limited-Term Government Fund may purchase put options, write secured put options, write covered call options, purchase call options and enter into closing transactions. It may also invest in futures contracts and options on such futures contracts subject to certain limitations.

      Limited-Term Government Fund may invest up to 35% of its assets in securities issued by certain private, nongovernment corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). Limited-Term Government Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables on automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's).

       Limited-Term Government Fund may also use repurchase agreements which are at least 100% collateralized by securities in which Limited-Term Government Fund can invest directly. Repurchase agreements may be used to invest cash on a temporary basis. Limited-Term Government Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions. Limited-Term Government Fund may invest in restricted securities, including Rule 144A securities. Limited-Term Government may invest no more than 10% of the value of its net assets in illiquid securities.

U.S. Government Fund. The objective of U.S. Government Fund is high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. These include securities issued or backed by U.S. government agencies and government-sponsored corporations which may not be backed by the full faith and credit of the U.S. government, such as the Export-Import Bank, Federal Housing Authority, Federal National Mortgage Association and Federal Home Loan Banks and mortgage-backed securities issued by non-government entities but collateralized by securities of the U.S. government, its agencies and instrumentalities. The weighted average maturity will be approximately 10 years. Although these securities are issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, the market value of these securities, upon which daily net asset value is based, may fluctuate and is not guaranteed.

      U.S. government securities include U.S. Treasury securities consisting of Treasury Bills, Treasury Notes and Treasury bonds. Some of the other government securities in which U.S. Government Fund may invest include securities of the Federal Housing Administration, the Government National Mortgage Association, the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such securities usually range from three months to 30 years.

      U.S. Government Fund may also invest up to 20% of its assets in: (1) corporate notes and bonds rated A or above; (2) certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars; (3) commercial paper rated P-1 by Moody's and/or A-1 by S& P; and (4) asset-backed securities rated Aaa by Moody's or AAA by S&P.

      U.S. Government Fund may invest in certificates of the Government National Mortgage Association ("GNMA"). GNMA Certificates are mortgage-backed securities. It may also invest in securities issued by certain private, non-government corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). U.S. Government Fund may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's).

      U.S. Government Fund may use repurchase agreements which are at least 100% collateralized by securities in which it can invest directly. Repurchase agreements may be used to invest cash on a temporary basis. U.S. Government Fund may purchase put options, write secured put options, write covered call options, purchase call options and enter into closing transactions. It may invest in futures contracts and options on such futures contracts subject to certain limitations. U.S. Government Fund may invest in restricted securities, including Rule 144A securities. U.S. Government Fund may invest no more than 10% of the value of its net assets in illiquid securities. U.S. Government Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

MONEY MARKET FUNDS

      As described below, the following Underlying Funds invest primarily in money market instruments.

Cash Reserve Fund. As a money market fund, Cash Reserve Fund's investment objective is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing at least 80% of its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant $10 per share value. While Cash Reserve Fund will make every effort to maintain a fixed net asset value of $10 per share, there can be no assurance that this objective will be achieved.

      Cash Reserve Fund limits its investments to those which its Board of Directors has determined present minimal credit risks and are of high quality and which will otherwise meet the maturity, quality and diversification conditions with which taxable money market funds must comply.

      Cash Reserve Fund's investments include securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes) or by the credit of its agencies or instrumentalities (e.g., Federal Housing Administration and Federal Home Loan Bank). It may invest in the certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. It also may purchase commercial paper and other corporate obligations; if such a security or, as relevant, its issuer, is considered to be rated, at the time of the proposed purchase, it or, as relevant, its issuer, must be so rated in one of the two highest rating categories (e.g., for commercial paper, A-2 or better by S&P and P-2 or better by Moody's; and, for other corporate obligations, AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Appendix A describes the ratings of S&P and Moody's.

      Cash Reserve Fund maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months. Cash Reserve Fund intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value. If there were a national credit crisis, an issuer were to become insolvent or interest rates were to rise, principal values could be adversely affected. Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.

U.S. Government Money Fund. As a money market fund, the U.S. Government Money Fund's investment objective is to provide maximum current income, while preserving principal and maintaining liquidity. It seeks to do this by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such permitted investments. All securities purchased by U.S. Government Money Fund mature within 13 months from the date of purchase, although repurchase agreements may be collateralized by securities maturing in more than 13 months. U.S. Government Money Fund maintains an average maturity of not more than 90 days.

      U.S. Government Money Fund limits its investments to those which the Board of Directors has determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. U.S. Government Money Fund attempts to manage the portfolio to maintain a constant net asset value of $1.00 per share. While U.S. Government Money Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved. U.S. Government Money Fund intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value.

      U.S. Government Money Fund's investments include direct obligations issued by the U.S. Treasury which include bills, notes and bonds which differ from each other principally in interest rates, maturities and dates of issuance. These issues, plus some federal agency obligations, are guaranteed by the full faith and credit of the U.S. government. Examples include Federal Housing Administration, Farmers Home Administration, Government National Mortgage Association and Export-Import Bank of the United States. Other federal agency obligations only have the guarantee of the agency. Examples include Federal Home Loan Banks, Federal Land Banks, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority and the International Bank for Reconstruction and Development. Although obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on such obligations is generally backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees, or to the backing solely of the issuing agency or instrumentality itself.

      U.S. Government Money Fund may invest up to 10% of its assets, together with any other illiquid investments, in fully-insured deposits maturing in 60 days or less from members of the FDIC. U.S. Government Money Fund may also use repurchase agreements which are at least 100% collateralized by securities in which it can invest directly. Repurchase agreements may be used to invest cash on a short-term basis. Under a repurchase agreement, U.S. Government Money Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, U.S. Government Money Fund could experience delays and losses in liquidating the securities. To minimize this possibility, it considers the creditworthiness of banks and dealers when entering into repurchase agreements. U.S. Government Money Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions, but it does not presently intend to do so. U.S. Government Money Fund may invest in restricted securities, including Rule 144A securities. U.S. Government Money Fund may invest no more than 10% of the value of its net assets in illiquid securities. The Manager determines whether or not individual Rule 144A Securities are liquid for purposes of the U.S. Government Money Fund's 10% limitation on investments in illiquid assets.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES

      The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of Funds.

SHAREHOLDER PHONE DIRECTORY

INVESTOR INFORMATION CENTER

      800-523-4640

            PORTFOLIO INFORMATION; LITERATURE; PRICE; YIELD AND PERFORMANCE FIGURES

SHAREHOLDER SERVICE CENTER

      800-523-1918

            INFORMATION ON EXISTING REGULAR INVESTMENT ACCOUNTS AND RETIREMENT PLAN ACCOUNTS; WIRE INVESTMENTS; WIRE LIQUIDATIONS; TELEPHONE LIQUIDATIONS AND TELEPHONE EXCHANGES

DELAPHONE

      800-362-FUND
      (800-362-3863)

PERFORMANCE INFORMATION

      You can call the Investor Information Center at any time for current performance information. Current yield and total return information may also be included in advertisements and information given to shareholders.
Yields are computed on an annual basis over a 30-day period.

SHAREHOLDER SERVICES

      During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Portfolios, various service features and other funds in the Delaware Group.

DELAPHONE SERVICE

      Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Portfolios, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

STATEMENTS AND CONFIRMATIONS

      You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

DUPLICATE CONFIRMATIONS

      If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

TAX INFORMATION

      Each year, the Trust will mail to you information on the tax status of your dividends and distributions.

DIVIDEND PAYMENTS

      Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

      For more information, see Additional Methods of Adding to Your Investment
- Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MONEYLINE(SM) SERVICES

      Delaware Group offers the following services for fast and convenient transfer of funds between your personal bank account and your Delaware Group fund account.

1.    MONEYLINE(SM) DIRECT DEPOSIT SERVICE

            If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Portfolio account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Portfolio account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

2.    MONEYLINE(SM) ON DEMAND

            You or your investment dealer may request purchases and redemptions of Portfolio shares by using MoneyLine(SM) On Demand. When you authorize a Portfolio to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and a $50,000 maximum limit for MoneyLine(SM) On Demand transactions. This service is not available for retirement plans, except for purchases of shares by IRAs.

      For each MoneyLine(SM) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address are not identical to the name and address on your Portfolio account, you must have your signature guaranteed. The Portfolios do not charge a fee for any MoneyLine(SM) Service; however, your bank may change a fee. Please call the Shareholder Service Center for additional information about these services.

RIGHT OF ACCUMULATION

      With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Portfolio with the dollar amount of new purchases of Class A Shares of a Portfolio to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the COMBINED PURCHASES PRIVILEGE, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

LETTER OF INTENTION

      The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-MONTH REINVESTMENT PRIVILEGE

      The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

EXCHANGE PRIVILEGE

      The Exchange Privilege permits shareholders to exchange all or part of their shares into shares of other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

WEALTH BUILDER OPTION

      You may elect to invest in the Portfolios through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Portfolio shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

FINANCIAL INFORMATION ABOUT THE PORTFOLIOS

      Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Portfolio's investments and performance. The Trust's fiscal year ends on September 30.

RETIREMENT PLANNING

      An investment in the Portfolios may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, SIMPLE IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans.

      Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request.

      Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Institutional Class shares of the Portfolios. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see Part B.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

      Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program for investments in each of the Classes. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. The tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")

      A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes (other than the Institutional Class) is available for investment by a SEP/IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")

      Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

403(B)(7) DEFERRED COMPENSATION PLAN

      Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

457 DEFERRED COMPENSATION PLAN

      Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLAN

      Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

PROTOTYPE 401(K) DEFINED CONTRIBUTION PLAN

      Permits employers to establish a tax-qualified plan based on salary deferral contributions for investment in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

SIMPLE  IRA

      A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(K)

       A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

      The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Group funds. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


ALLIED PLANS

      Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

      With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

      Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

      A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

      The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

CLASSES OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS

      Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

      Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares (currently waived to 0.25%). Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Portfolios.

      Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, the Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 0.30% 12b-1 Plan fee for the Class A Shares (currently waived to 0.25%) will apply. See Automatic Conversion of Class B Shares, below.

      Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

      The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in a Portfolio with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in a Portfolio with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the desirability of an automatic conversion feature, which is available only for Class B Shares.

      Prospective investors should refer to Appendix B--Investment Illustrations in this Prospectus for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.

      For the distribution and related services provided to, and the expenses borne on behalf of, the Portfolios, the Distributor and others will be paid, in the case of the Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of the Class B Shares and the Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Portfolios.

      Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

      The NASD has adopted certain rules relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES

      Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

      Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                             CLASS A SALES CHARGES


-----------------------------------------------------------------------------------------------
                                                                                    Dealer's
                                                                                  Commission***
                                     Front-End Sales Charge as % of                  as % of
                           Offering                                                 Offering
Amount of Purchase           Price             Amount Invested**                      Price
-----------------------------------------------------------------------------------------------
                                            Income      Balanced      Growth
                                           Portfolio    Portfolio    Portfolio
Less than $100,000                4.75%      0.00%        0.00%        0.00%          4.00%
$100,000 but under $250,000       3.75       0.00         0.00         0.00           3.00
$250,000 but under $500,000       2.50       0.00         0.00         0.00           2.00
$500,000 but under $1,000,000*    2.00       0.00         0.00         0.00           1.60
-----------------------------------------------------------------------------------------------


  * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 ** Based upon an initial net asset value of $0.00 per share of the respective Class A Shares.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

--------------------------------------------------------------------------------


      The Trust must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Trust. Such reduced front-end sales charges are not retroactive.

      From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.

      For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                               DEALER'S COMMISSION
                                               (as a percentage of
      AMOUNT OF PURCHASE                        amount purchased)
      ------------------                        -----------------
      Up to $2 million                                 1.00%
      Next $1 million up to $3 million                 0.75
      Next $2 million up to $5 million                 0.50
      Amount over $5 million                           0.25

      In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of a Portfolio. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

      An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

      Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

COMBINED PURCHASES PRIVILEGE

      By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a Portfolio and shares of other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

      This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members. It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

      Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative-Class A Shares, above.

BUYING CLASS A SHARES AT NET ASSET VALUE

      Class A Shares of a Portfolio may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

      Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

      Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

      Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of the institutional class of a Portfolio; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and in any stable value product available through the Delaware Group, or (ii) is sponsored by an employer that has at any point after May 1, 1997 more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

      Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

      Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

      The Trust must be notified in advance that an investment qualifies for purchase at net asset value.

GROUP INVESTMENT PLANS

      Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Company that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Portfolio in which they are investing that they are eligible to combine purchase amounts held in their plan account.

      For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

      For other retirement plans and special services, see Retirement Planning.

DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES

      Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in a Portfolio's shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

      Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Portfolio to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

      Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

AUTOMATIC CONVERSION OF CLASS B SHARES

      Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

      Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

      All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES

      Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Portfolio shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

      Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

      Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES

      Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class B Shares or the Class C Shares of a Portfolio, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

      The following table sets forth the rates of the CDSC for the Class B Shares of the Portfolios:

                                                    CONTINGENT DEFERRED
                                                    SALES CHARGE (AS A
                                                       PERCENTAGE OF
                                                       DOLLAR AMOUNT
      YEAR AFTER PURCHASE MADE                      SUBJECT TO CHARGE)
      ------------------------                      ------------------
              0-2                                          4%
              3-4                                          3%
              5                                            2%
              6                                            1%
              7 and thereafter                           None

During the seventh year after purchase and thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which the Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

      In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

      All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

      The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange.

OTHER PAYMENTS TO DEALERS -- CLASS A, CLASS B AND CLASS C SHARES

      From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

      Subject to pending amendments to the NASD's Rules of Fair Practice, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Rules of Fair Practice will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Rules of Fair Practice as they may be amended.

INSTITUTIONAL CLASS

      In addition to offering the Class A, Class B and Class C Shares, the Portfolios also offer Institutional Class shares, which are described in a separate prospectus and are available for purchase only by certain institutional investors. Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes Institutional Class, contact the Distributor by writing to the address on the cover of this Prospectus or by calling 800-828-5052.

HOW TO BUY SHARES

PURCHASE AMOUNTS

      Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

      There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

INVESTING THROUGH YOUR INVESTMENT DEALER

      You can make a purchase of shares of the Portfolios through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.

INVESTING BY MAIL

1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to the specific Portfolio and Class selected to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Portfolio and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from the Portfolio. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

INVESTING BY WIRE

      You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the specific Portfolio and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

      If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

INVESTING BY EXCHANGE

      If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of a Portfolio. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

      Holders of Class A Shares of a Portfolio may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Portfolios or of any other fund in the Delaware Group. Holders of Class B Shares of a Portfolio are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of a Portfolio are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See Appendix C--Classes Offered for a list of Delaware Group funds and the classes they offer. Class B Shares of a Portfolio and Class C Shares of a Portfolio acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Portfolio acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Portfolio.

      Permissible exchanges into Class A Shares of a Portfolio will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Portfolio will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

      See Allied Plans under Retirement Planning for information on exchanges by participants in an Allied Plan.

ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT

      Call the Shareholder Service Center for more information if you wish to use the following services:

1.    Automatic Investing Plan

      THE AUTOMATIC INVESTING PLAN ENABLES YOU TO MAKE REGULAR MONTHLY INVESTMENTS WITHOUT WRITING OR MAILING CHECKS. You may authorize the Trust to transfer a designated amount monthly from your checking account to your Portfolio account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

      This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

2.    Direct Deposit

      YOU MAY HAVE YOUR EMPLOYER OR BANK MAKE REGULAR INVESTMENTS DIRECTLY TO YOUR ACCOUNT FOR YOU (for example: payroll deduction, pay by phone, annuity payments). Each Portfolio also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                      * * *

      Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, the Trust has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Trust.

3.    MoneyLine(SM) On Demand

      Through the MoneyLine(SM) On Demand service, you or your investment dealer may call a Portfolio to request a transfer of funds from your predesignated bank account to your Portfolio account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.

4.    Wealth Builder Option

      You can use our Wealth Builder Option to invest in a Portfolio through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Portfolio account.

      Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other Delaware Group mutual fund account that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by written notice to the fund from which the exchanges are made. See Redemption and Exchange.

      This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

5.    Dividend Reinvestment Plan

      You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

      Reinvestments of distributions into Class A Shares of a Portfolio or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Portfolio or of other Delaware Group funds or into Class C Shares of a Portfolio or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

      Holders of Class A Shares of a Portfolio may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Portfolios. Holders of Class B Shares of a Portfolio may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of a Portfolio may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See Appendix C-- Classes Offered for a list of the funds offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.

      Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

PURCHASE PRICE AND EFFECTIVE DATE

      The offering price and net asset value of the Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

      The effective date of a purchase is the date the order is received by a Portfolio, its designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

THE CONDITIONS OF YOUR PURCHASE

      Each Portfolio reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Portfolio can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Portfolio reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

      Each Portfolio also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Portfolio will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

      Each Portfolio also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

      YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

      All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

      Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Portfolio receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Portfolio will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

      Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Portfolio may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

      Each Portfolio will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Portfolio will honor redemption requests as to shares for which a check was tendered as payment, but a Portfolio will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Portfolio reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

      There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

      Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Portfolio, the Portfolio's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Portfolio for a longer period of time than if the investment in New Shares were made directly.

      Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Trust or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

      All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by a Portfolio or its agent.

WRITTEN REDEMPTION

      You can write to each Portfolio at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Portfolios require a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. Each Portfolio reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Portfolios may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

      Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate must accompany your request and also be in good order.

Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

WRITTEN EXCHANGE

      You may also write to each Portfolio (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

TELEPHONE REDEMPTION AND EXCHANGE

      To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

      The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Portfolio in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Portfolio reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Portfolios by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

      Neither the Portfolios nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Portfolio will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Portfolio or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS OF RECORD

      The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK

      Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

MONEYLINE(SM) ON DEMAND

      Through the MoneyLine(SM) On Demand service, you or your investment dealer may call a Portfolio to request a transfer of funds from your Portfolio account to your predesignated bank account. See MoneyLine(SM) Services under The Delaware Difference for additional information about this service.

TELEPHONE EXCHANGE

      The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

SYSTEMATIC WITHDRAWAL PLANS

1.    Regular Plans

      This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Portfolios do not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Portfolio account to your predesignated bank account through the MoneyLine(sm) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. See MoneyLine(sm) Services under The Delaware Difference for more information about this service.

2.    Retirement Plans

      For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine(SM) Direct Deposit Service described above is not available for certain retirement plans.

                                      * * *

      Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

      Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

      The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares, below.

      For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE

      A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

      The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

      Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of the Class A Shares of a Portfolio or the Class A Shares acquired in the exchange.

      In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES

      The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Portfolio's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under
Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits;
(vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B AND CLASS C SHARES

      The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Portfolio's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA or 403(b)(7) or 457 Deferred Compensation Plan, (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plan, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the
Code) of all registered owners occurring after the purchase of the shares being redeemed.

      The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from A Portfolio's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

      In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS

      The Income and Balanced Portfolios will normally make payments from net investment income, if any, on a quarterly basis. The Growth Portfolio will normally make payments from net investment income, if any, on a annual basis. Payments from net realized securities profits of a Portfolio, if any, will normally be distributed annually in the quarter following the close of the fiscal year.

      Each class of a Portfolio will share proportionately in the investment income and expenses of that Portfolio, except that the per share dividends from net investment income on the Class A Shares, the Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Portfolios.

      Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(SM) Direct Deposit Service and have such payments transferred from your Portfolio account to your predesignated bank account. This service is not available for retirement plans. See MoneyLine(SM) Services under The Delaware Difference for more information about this service.

TAXES

      The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

      Each Portfolio has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Portfolio will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

      Each Portfolio intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice from the Portfolio to the Portfolio's shareholders.

      Distributions paid by a Portfolio from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in that Portfolio. The Portfolios do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Portfolio management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

      Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolios and received by the shareholder on December 31 of the year declared.

      The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Portfolios and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Portfolio shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring a Portfolio's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in that Portfolio or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

      The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

      In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of each Portfolio are exempt from Pennsylvania county personal property taxes.

      Each year, the Trust will mail to you information on the tax status of each Portfolio's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Portfolio.

      The Trust is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

      See Taxes in Part B for additional information on tax matters relating to each Portfolio and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

      The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The securities of the Underlying Funds held by the Portfolios are priced at market value.

      Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

      The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

      The net asset values of all outstanding shares of each class of a Portfolio will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Portfolio represented by the value of shares of that class. All income earned and expenses incurred by a Portfolio will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Portfolio represented by the value of shares of such classes, except that the Institutional Class will not incur any of the expenses under the Trust's 12b-1 Plans and the Class A, Class B and Class C Shares of each Portfolio alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of a Portfolio will vary.

MANAGEMENT OF THE PORTFOLIOS

TRUSTEES

      The business and affairs of the Trust are managed under the direction of its Board of Trustees. Part B contains additional information regarding the Trust's trustees and officers.

INVESTMENT MANAGER

      The Manager furnishes asset allocation services to each Portfolio.

      The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On September 30, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International, were managing in the aggregate more than $00 billion in assets in the various institutional or separately managed (approximately $00 billion) and investment company (approximately $00 billion) accounts.

      The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

      The Manager manages each Portfolio's assets by allocating the Portfolio's assets among the Underlying Funds. Such management services include monitoring the Underlying Funds in order to determine whether they are investing their assets in a manner that is consistent with the asset classes targeted for investment by each Portfolio. The Manager also administers the Trust's affairs and pays the salaries of all the trustees, officers and employees of the Trust who are affiliated with the Manager. For these services, the Manager is paid an annual Asset Allocation Fee equal to 0.25% (currently waived to 0.10%) of average daily net assets of each of the Portfolios.

      Each Portfolio, as a shareholder in the Underlying Funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the Underlying Funds. The investment adviser, sub-adviser (where applicable) and the management fee (as an annual percentage of net assets before fee waivers) and expense ratio for the most recent fiscal year for each of the Institutional Class shares of the Underlying Funds are set forth below:

UNDERLYING FUND            ADVISER                    SUB-ADVISER**     FEE RATE    EXPENSE RATIO
---------------            -------                    -----------       --------    -------------
Aggressive Growth          Manager                                      1.00%       0.90%(6)

Blue Chip                  Manager                    Vantage*          0.65%(1)    1.20%

Decatur Total Return       Manager                                      0.57%(2)    0.81%

Delcap                     Manager                                      0.75%       1.05%

Devon                      Manager                                      0.60%(3)    0.95%(6)

Small Cap Value            Manager                                      0.75%       1.15%

Trend                      Manager                                      0.75%       1.08%

U.S. Growth                Manager                    Lynch & Mayer*    0.70%       1.50%(6)

Emerging Markets           Delaware International*                      1.25%       1.70%(6)

International Equity       Delaware International*                      0.75%       1.55%(6)

International Small Cap    Delaware International*                      1.25%       1.70%(6)

New Pacific                Manager                    John Govett       0.80%       1.50%

Delchester                 Manager                                      0.59%(4)    0.79%

Global Bond                Delaware International*                      0.75%       0.95%(6)

Limited-Term Gov't         Manager                                      0.50%       0.78%

U.S. Government            Manager                                      0.60%       0.86%

Delaware Cash Reserve      Manager                                      0.49%(5)    0.88%

U.S. Government Money      Manager                                      0.50%       0.74%(6)

* Affiliate of the Manager.

** Fees payable by the Manager to a Sub-Adviser have no effect on the management fees payable by an Underlying Fund.

1. Under the Investment Management Agreement for Blue Chip Fund, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion.

2. Under the Investment Management Agreement for Decatur Total Return Fund, the Manager is paid an annual fee equal to 0.60% on the first $500 million of average daily net assets, 0.575% on the next $250 million of average daily net assets and 0.55% on the average daily net assets in excess of $750 million, less all directors fees paid by the fund.

3. Under the Investment Management Agreement for Devon Fund, the Manager is paid an annual fee equal to 0.60% on the first $500 million of average daily net assets and 0.50% on the average daily net assets in excess of $500 million.

4. Under the Investment Management Agreement for Delchester Fund, the Manager is paid an annual fee equal to 0.60% on the first $500 million of average daily net assets, 0.575% on the next $250 million of average daily net assets and 0.55% on the average daily net assets in excess of $750 million, less all directors fees paid by the fund.

5. Under the Investment Management Agreement for Delaware Cash Reserve, the Manager is paid an annual fee equal to 0.50% on the first $500 million of average daily net assets, 0.475% on the next $250 million of average daily net assets, 0.45% on the next $250 million of average daily net assets, 0.425% on the next $250 million of average daily net assets, 0.375% on the next $250 million of average daily net assets, 0.325% on the next $250 million of average daily net assets, 0.30% on the next $250 million of average daily net assets and 0.275% on the average daily net assets in excess of $2 billion, less all directors fees paid by the fund.

6. Reflects voluntary waivers and payments of fees by the investment manager.

PORTFOLIO MANAGER

      J. Paul Dokas serves as portfolio manager of each of the Portfolios. Mr. Dokas holds a BBA in Business from Loyola College and an MBA in Business from the University of Maryland. Prior to joining the Delaware Group in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a CFA charterholder.

PORTFOLIO TRADING PRACTICES

      No commissions are paid directly by the Portfolios upon the purchase or sale of Underlying Fund shares. The Portfolios normally will not invest for short-term trading purposes. However, each Portfolio may sell its shares of an Underlying Fund without regard to the length of time they have been held. The degree of portfolio activity may affect taxes payable by the Portfolios' shareholders to the extent that net capital gains are realized. Given the Portfolios' investment objectives, their annual portfolio turnover rates are not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments held by a Portfolio at the beginning of the year were replaced by the end of the year.

      Because the Manager must consider the interests of the Portfolios as well as those of the Underlying Funds, the Boards of Trustees/Directors of the Trust and the Underlying Funds have established Asset Allocation Guidelines ("Guidelines") for the Manager. Pursuant to these Guidelines, under normal market and economic conditions, the Portfolios' portfolio manager will seek to provide as much advance notice as is practical to the portfolio manager of an Underlying Fund of allocation transactions that may affect the Underlying Fund. In addition, the Portfolios' portfolio manager will normally attempt to avoid excessive allocation transactions involving any particular Underlying Fund in any one calendar quarter.

      A Portfolio uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, a Portfolio may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


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PERFORMANCE INFORMATION

      From time to time, the Portfolios may quote total return performance of their respective Classes in advertising and other types of literature.

      Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as relevant. Each Portfolio may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, each Portfolio may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.

      Because securities prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not a guarantee of future results.

DISTRIBUTION (12b-1) AND SERVICE

      The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Portfolios' shares under separate Distribution Agreements with the Trust.

      The Trust has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Portfolios (the "Plans"). Each Plan permits the Portfolios to which the Plan relates to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

      These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, each Portfolio may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with the Trust.

      The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Portfolios are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

      The aggregate fees paid by a Portfolio from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.25% (after waivers) of a Class A Shares' average daily net assets in


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any year, and (ii) 1.00% (0.25% of which are service fees to be paid by the
Portfolios to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each Portfolio's Class B Shares' and Class C Shares' average daily net assets in any year. Each Portfolio's Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

      While payments pursuant to the Plans may not exceed 0.25% annually (after waivers) with respect to each Portfolio's Class A Shares, and 1.00% annually with respect to each Portfolio's Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust's unaffiliated trustees, who may reduce the fees or terminate the Plans at any time.

      The Plans do not apply to the Institutional Class Shares of each of the Portfolios. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the Institutional Class.

      The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Portfolios pursuant to a Shareholder Services Agreement. The Transfer Agent also provides accounting services to each Portfolio pursuant to the terms of a separate Fund Accounting Agreement. The trustees of the Trust annually review service fees paid to the Transfer Agent.

      The trustees annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

EXPENSES

      Each Portfolio is responsible for all of its own expenses other than those borne by the Manager under the Asset Allocation Agreements and those borne by the Distributor under the Distribution Agreements. The expense ratios of each Class will reflect the impact of its 12b-1 Plan.

SHARES

      The Trust is an open-end management investment company. Each Portfolio is non-diversified, as defined by the 1940 Act. Commonly known as a mutual fund, the Trust was organized as a Delaware Business Trust on October 00, 1997. The Trust currently offers three series of shares: the Income, Balanced and Growth Portfolios. Portfolio shares have a par value of $0.01, equal voting rights, except as noted below, and are equal in all other respects. Each Portfolio will vote separately on any matter which affects only that Portfolio. Shares of each Portfolio have a priority over shares of any other series of the Trust in the assets and income of that Portfolio.

      The Trust's shares have noncumulative voting rights, which means that the holders of more than 50% of the Trust's shares voting for the election of trustees can elect 100% of the trustees if they choose to do so. Under Delaware law and the Trust's Declaration of Trust, the Trust is not required, and does not intend, to hold


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annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of the Trust's outstanding shares may request that a special meeting be called to consider the removal of a trustee.

      Shares of each Class represent proportionate interests in the assets of the respective Portfolio and have the same voting and other rights and preferences as the other classes of that Portfolio, except that shares of the Institutional Classes are not subject to, and may not vote on, matters affecting the Distribution Plans under Rule 12b-1 relating to the Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of the Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, the Class B Shares of a Portfolio may vote on any proposal to increase materially the fees to be paid by that Portfolio under the 12b-1 Plan relating to the Class A Shares.


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OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

      Discussed below are other investment policies and risk considerations relating to the Underlying Funds. In addition, if the Trust receives an exemptive order from the SEC, each Portfolio may, to the extent consistent with its investment objectives, invest in any of the securities in which an Underlying Fund may invest and may pursue any of the same strategies as an Underlying Fund.

HIGH-YIELD, HIGH RISK SECURITIES

      The Delchester Fund will invest primarily in, and Decatur Total Return, U.S. Growth, Small Cap Value and Emerging Markets Funds may invest in, high risk, high yield securities, commonly known as "junk bonds." These securities entail the following risks:

      Youth and Volatility of the High-Yield Market. Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in an Underlying Fund's net asset value. At times in the past, uncertainty and volatility in the high-yield market resulted in volatility in certain Underlying Funds' net asset value.

      Redemptions. If, as a result of volatility in the high-yield market or other factors, an Underlying Fund experiences substantial net redemptions of the Underlying Fund's shares for a sustained period of time (i.e., more shares are redeemed than are purchased), it may be required to sell securities without regard to the investment merits of the securities to be sold. If the Underlying Fund sells a substantial number of securities to generate proceeds for redemptions, its asset base will decrease and its expense ratio may increase.

      Liquidity and Valuation. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse affect on an Underlying Fund's ability to dispose of particular issues, when necessary, to meet it's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be


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disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. Such Underlying Fund's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

      Legislative and Regulatory Action and Proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for the Portfolio to attain its investment objective.

      Zero Coupon Bonds and Pay-in-Kind Bonds. Global Bond, Delchester and Emerging Markets may invest in zero coupon bonds or pay-in-kind ("PIK") bonds. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Underlying Fund. For example, an Underlying Fund accrues, and is required to distribute to shareholders, income on its zero coupon bonds. However, the Underlying Fund may not receive the cash associated with this income until the bonds are sold or mature. If the Underlying Fund did not have sufficient cash to make the required distribution of accrued income, the it could be required to sell other securities in its portfolio or to borrow to generate the cash required.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

      Consistent with their respective objectives, Aggressive Growth, Blue Chip, Decatur Total Return, U.S. Growth, Devon and New Pacific Funds may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis. Such transactions involve commitments to buy a new issue with settlement up to 60 days later. The average settlement date for when-issued or delayed delivery securities purchased by such Underlying Funds is generally between 30 and 45 days. During the time between the commitment and settlement, an Underlying Fund does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Underlying Fund's share value increasing or decreasing. The Underlying Funds will not ordinarily sell when-issued or delayed delivery securities prior to settlement. If an Underlying Funds invest in securities of this type, they will maintain a segregated account to pay for them and mark the account to market daily.


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MORTGAGE-BACKED SECURITIES

      Devon, U.S. Government and Limited-Term Government Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations or those issued by certain private, non-government corporations, such as financial institutions. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

      CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

      REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

      CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Such private-backed securities may be 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities (so-called "agency mortgage-backed securities") or may not be so collateralized (so-called "non-agency mortgage-backed securities"). The aforementioned Underlying Funds may invest in agency and non-agency mortgage-backed securities. Non-agency mortgage-backed securities may comprise up to 20% of such Underlying Funds' respective assets, but all non-agency mortgage-backed securities must (i) be rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's")) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages or other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than the market for other CMOs and REMICs.

ASSET-BACKED SECURITIES

     Devon, U.S. Government, Limited-Term Government and Delaware Cash Reserve Funds may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. For these Underlying Funds, all such securities must be rated in one of the four highest rating categories by a reputable rating agency (e.g., BBB or better by S&P or Baa or better by Moody's). It is Cash Reserve's current policy to limit asset-backed investments to those rated in the highest rating category by a reputable rating agency (e.g., AAA


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by S&P or Aaa by Moody's) and represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.
      Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

      The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. See Mortgage-Backed Securities, above. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases ever established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

REITS

      Devon Fund may invest in REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act.

FOREIGN SECURITIES AND FOREIGN CURRENCY TRANSACTIONS

      The Underlying Funds in the International Equity category invest their assets primarily in securities of foreign issuers, and the Global Bond Fund will invest at least 65% of its assets in fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. Blue Chip, Devon, DelCap and Small Cap Value Funds may also invest a portion of their assets in securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income outside the United States. In connection with investments in foreign securities, such Underlying Funds may, from time to time, conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange


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market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). Such Underlying Funds will engage in these foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Investing in foreign securities and, in conjunction therewith, engaging in foreign currency transactions present special considerations not presented by investments in securities issued by United
States companies.

      The risk involved in investing in foreign securities include the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries, there is less publicly available information about issuers than is available in reports about companies in the United States, and the information that is available is often of lesser quality than information available on U.S. companies. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, such Underlying Funds may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Moreover, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which such Underlying Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

      Emerging Markets. Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors (such as the Emerging Markets Fund) are subject to a variety of restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which such Underlying Funds invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, Delaware International and the Manager do not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which the aforementioned Underlying Funds may invest have historically experienced and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the


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International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

      With respect to investment in debt issues of foreign governments, including Brady Bonds, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

      The issuers of the emerging market country government and government-related high yield securities in which such Underlying Funds may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which such Underlying Funds may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

      Foreign Currency Transactions. Underlying Funds which invest in foreign securities may also purchase options and forward contracts in foreign currency for hedging purposes in connection with such foreign securities transactions. As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and such Underlying Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Underlying Fund's position, it may forfeit the entire amount of the premium plus related transaction costs.

      A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. Such Underlying Funds may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Underlying Funds will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.


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      When such Underlying Fund's investment manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Underlying Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in such foreign currency.

      An Underlying Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's securities or other assets denominated in that currency.

      At the maturity of a forward contract, the Underlying Funds may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Underlying Fund may realize a gain or loss from currency transactions.

      The precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

      It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Underlying Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Underlying Fund is obligated to deliver.

      Such Underlying Funds also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Underlying Funds and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Underlying Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by the Underlying Fund, the Underlying Fund will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Underlying Fund will be required to pay upon exercise of the put.

      Such Underlying Funds may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. The principal purpose of the purchase or sale of futures contracts for the Underlying Fund is to protect the Underlying Fund against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of the Underlying Fund's portfolio securities or adversely affect the prices of securities which the Underlying Fund intends to purchase at a later date without actually buying or selling such securities.


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      Depositary Receipts. The aforementioned Underlying Funds may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts. Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

OPTIONS

      To achieve their investment objectives, Aggressive Growth, Blue Chip, Decatur Total Return, U.S. Growth, Devon, DelCap, Small Cap Value, Emerging Markets, International Equity, International Small Cap New Pacific, U.S. Government, Global Bond and Limited-Term Government Funds use certain hedging techniques. These techniques will be used at the respective investment manager's discretion to protect the Underlying Funds' principal value.

      Such Underlying Funds may purchase put options, write covered call options and enter into closing transactions in connection therewith in respect of securities in which they may invest. Such Underlying Funds may also purchase call options and enter into related closing transactions, or may write covered put options. In purchasing put and call options, the premium paid by the Underlying Fund, plus any transaction costs, will reduce any benefit realized by the Underlying Fund upon exercise of the option.

      Purchasing a put option gives the Underlying Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Underlying Fund can be protected should the market value of the security decline. However, the Underlying Fund must pay a premium for this right, whether it exercises it or not.

      Writing a covered call option obligates the Underlying Fund to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Underlying Fund receives premium income, which may offset the cost of purchasing put options. However, the Underlying Fund may lose the potential market appreciation of the security if the respective investment manager's judgment is wrong and interest rates fall or stock prices rise.

      A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed upon date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy.

      Closing transactions essentially let the Underlying Fund offset a put option or call option prior to its exercise or expiration. If it cannot effect a closing transaction, it may have to hold a security it would otherwise sell with a potential decline in net asset value, or deliver a security it might want to hold.


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      These Underlying Funds may use both exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. These Underlying Funds will only invest in such options to the extent consistent with their limit on investments in illiquid securities.

      These Underlying Funds may write call options and purchase put options on stock indices and enter into closing transactions in connection therewith. Such Underlying Funds also may purchase call options on stock indices and enter into closing transactions in connection therewith. No such Underlying Fund will engage in transactions on stock indices for speculative purposes. Writing or purchasing a call option on stock indices is similar to the writing or purchasing of a call option on an individual stock. Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Stock indices used will include, but will not be limited to, the S&P 100 and the S&P Over-the-Counter 250. The ability to hedge effectively using options on stock indices will depend on the degree to which price movements in the underlying index correlate with price movements in the portfolio securities of, as the case may be, the applicable Underlying Fund.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

      For hedging purposes, each of the Aggressive Growth, International Equity, International Small Cap, Small Cap Value, Trend, Global Bond, Devon, Blue Chip, Decatur Total Return, U.S. Growth, New Pacific, U.S. Government, Limited-Term Government and Emerging Markets Funds may enter into futures contracts relating to securities, securities indices or interest rates. In addition, the International Equity, International Small Cap, Global Bond, Devon, Blue Chip and Emerging Markets Funds may enter into futures transactions relating to foreign currency.

      A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed-income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of securities index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

      The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with or on behalf of the broker as "initial margin" as a good faith deposit. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

      A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a


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registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract, by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

      Interest rate futures contracts currently are traded on a variety of fixed-income securities, including long-term U.S. Treasury Bonds, U.S. Treasury Notes, GNMA modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indexes of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, German mark and on Eurodollar deposits.

      A securities index or municipal bond index futures contract provides for the making and acceptance of a cash settlement in much the same manner as the settlement of an option on a securities index. The types of indexes underlying securities index futures contracts are essentially the same as those underlying securities index options, as described above. The index underlying a municipal bond index futures contract is a broad based index of municipal securities designed to reflect movements in the municipal securities market as a whole. The index assigns weighted values to the securities included in the index and its composition is changed periodically.

      Such Underlying Funds may also purchase and write options on the types of futures contracts that they can invest in.

      A call option on a futures contract provides the holder with the right to purchase, or enter into a "long" position in, the underlying futures contract. A put option on a futures contract provides the holder with the right to sell, or enter into a "short" position in, the underlying futures contract. In both cases, the option provides for a fixed exercise price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option and the writer delivers to the holder the accumulated balance in the writer's margin account which represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. In the event that an option written by the Underlying Fund is exercised, the Underlying Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation market deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

      A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.


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      An option, whether based on a futures contract, a securities index, a security or foreign currency, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the timing of such exercise.

      To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Underlying Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Underlying Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Underlying Fund from closing out its positions relating to futures.

BORROWINGS

      Each Underlying Fund except Delaware Cash Reserve and U.S. Government, Limited-Term Government and U.S. Government Money Funds may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Such Underlying Funds will not borrow money in excess of one-third of the value of their net assets. These Underlying Funds have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of such Underlying Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Underlying Funds shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of their borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. An Underlying Fund will not purchase investment securities while it has an outstanding borrowing. See Part B for additional possible restrictions on borrowing.

REPURCHASE AGREEMENTS

      The Underlying Funds may invest in repurchase agreements. Each Underlying Fund may enter into repurchase agreements with broker/dealers or banks which are deemed creditworthy by the respective investment manager under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Underlying Fund) acquires ownership of a security and the seller agrees to repurchase the security at a future time and set price, thereby determining the yield during the purchaser's holding period. The value of the securities subject to the repurchase agreement is marked to market daily. In the event of a bankruptcy or other default of the seller, the Underlying Fund could experience delays and expenses in liquidating the underlying securities.

      The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Group funds jointly to invest cash balances. Each Underlying Fund may invest cash balances in joint repurchase agreements in accordance with the terms of the Order and subject to the conditions described above.

PORTFOLIO LOAN TRANSACTIONS

      Each Underlying Fund, except for Cash Reserve and U.S. Government Money, may, from time to time, lend securities (but not in excess of 25% of its assets) from its portfolio to brokers, dealers and financial


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institutions and receive collateral in cash or short-term U.S. government securities. While the loan is outstanding, this collateral will be maintained at all times in an account equal to at least 100% of the current market value of the loaned securities plus accrued interest. Such cash collateral will be invested in short-term securities, the income from which will increase the return of the Underlying Fund.

      The major risk to which the Underlying Funds would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Underlying Funds will only enter into loan arrangements after a review of all pertinent facts by the respective investment manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the respective investment manager.

LIQUIDITY AND RULE 144A SECURITIES

      In order to assure that each Underlying Fund has sufficient liquidity, no Underlying Fund may invest more than 10% of its net assets in illiquid assets (15% for Blue Chip Fund), including repurchase agreements maturing in more than seven days. While maintaining oversight, the Board of Directors has delegated to the respective investment manager the day-to-day functions of determining whether or not individual securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") of the Securities Act of 1933 ("1933 Act") are liquid for purposes of the limitation on investments in illiquid assets. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Underlying Funds. The Board has instructed the managers to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity of an Underlying Fund to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

      If the respective manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the applicable Underlying Fund's holdings of illiquid securities exceed the Underlying Fund's limit on investment in such securities, the respective manager will determine what action shall be taken to ensure that the Underlying Fund continues to adhere to such limitation.

INVESTMENT COMPANY SECURITIES

      Any investments that the Underlying Funds in the Aggressive Growth, International Equity, International Small Cap, Emerging Markets or the Global Bond Funds may make in either closed-end or unregistered investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

CONVERTIBLE AND NON-TRADITIONAL EQUITY SECURITIES

      Blue Chip, U.S. Growth, Devon and New Pacific Funds may invest in convertible securities. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to


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similar nonconvertible securities. Convertible securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

      The aforementioned Underlying Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

      The aforementioned Underlying Funds may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS generally have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

TEMPORARY DEFENSIVE MEASURES

      Each Underlying Fund (other than the Money Market Funds) may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent for temporary defensive purposes given then prevailing market conditions. An Underlying Fund may also invest in such instruments pending investment by the Underlying Fund of proceeds from the sale of portfolio securities or proceeds from new sales of its shares pending investment in other types of securities or to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's or, if unrated,


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judged to be of comparable quality as determined by the Manager. Certain Funds may also invest in corporate bonds of investment grade quality (rated not less than BBB or S&P or Baa by Moody's) for temporary, defensive purposes. Securities rated BBB or Baa are regarded as having speculative characteristics.

U.S. GOVERNMENT SECURITIES

      All of the Underlying Funds may invest in securities of the U.S. government. Securities guaranteed by the U.S. government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and
(2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates and Federal Housing Administration debentures). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity are deemed to be free of credit risk for the life of the investment.

      Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.

QUALITY RESTRICTIONS

      The Money Market Funds limit their investments to those which their Board of Directors have determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

      The Money Market Funds' investments include direct obligations issued by the U.S. Treasury which include bills, notes and bonds which differ from each other principally in interest rates, maturities and dates of issuance. These issues, plus some federal agency obligations, are guaranteed by the full faith and credit of the U.S. government. Examples include Federal Housing Administration, Farmers Home Administration, Government National Mortgage Association and Export-Import Bank of the United States. Other federal agency obligations only have the guarantee of the agency. Examples include Federal Home Loan Banks, Federal Land Banks, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority and the International Bank for Reconstruction and Development. Although obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on such obligations is generally backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees, or to the backing solely of the issuing agency or instrumentality itself.

      Cash Reserve Fund's investments also include certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Cash Reserve Fund may also purchase commercial paper and other corporate obligations; if a security or, as relevant, its issuer is considered to be rated at the time of the proposed purchase it, or, as relevant, its issuer must be so rated in one of the two


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highest rating categories (e.g., for commercial paper, A-2 or better by S&P and
P-2 or better by Moody's; and, for other corporate obligations, AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Appendix A describes the ratings of S&P and Moody's.

MATURITY RESTRICTIONS

      The Money Market Funds maintain an average maturity of not more than 90 days. Also, they do not purchase any instruments with an effective remaining maturity of more than 13 months.

SMALL TO MEDIUM-SIZED COMPANIES

      The Small/Mid Cap U.S. Equity Funds invest their assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S& P 500 Index. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

GNMA SECURITIES

      U.S. Government Fund may invest in certificates of the Government National Mortgage Association ("GNMA"). GNMA Certificates are mortgage-backed securities. Each Certificate evidences an interest in a specific pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Scheduled payments of principal and interest are made to the registered holders of GNMA Certificates. The GNMA Certificates in which U.S. Government Fund will invest are of the modified pass-through type. U.S. Government GNMA guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates at the time such payments are due, whether or not such amounts are collected by the issuer on the underlying mortgages. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates.

      The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments with maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments of refinancing of such mortgages or foreclosure. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. Due to the GNMA guarantee, foreclosures impose no risk to principal investments.

      The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including


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the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. However, statistics indicate that the average life of the type of mortgages backing the majority of GNMA Certificates is approximately 12 years. For this reason, it is standard practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than five years.

      The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. Such fees in the aggregate usually amount to approximately 1/2 of 1%.

      Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Prepayments generally occur when interest rates have fallen. Reinvestments of prepayments will be at lower rates. Historically, actual average life has been consistent with the 12-year assumption referred to above. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificates and may differ from the yield based on the assumed average life. Interest on GNMA Certificates is paid monthly rather than semi-annually as for traditional bonds.

SPECIAL RISK CONSIDERATIONS

      Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in a Portfolio, nor can there be any assurance that the Portfolio's investment objective will be attained.

      The use of interest rate swaps by the Global Bond, U.S. Growth and New Pacific Funds involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If such Underlying Fund's investment adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Underlying Funds will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Underlying Funds' risk of loss consists of the net amount of interest payments that the Underlying Fund is contractually entitled to receive.

      While the Global Bond and Emerging Markets Funds intend to seek to qualify as "diversified" investment companies under provisions of Subchapter M of the Code, they will not be diversified for purposes of the 1940 Act. Thus, while at least 50% of each Underlying Funds' total assets will be represented by cash, cash items, and other securities limited in respect of any one issuer to an amount not greater than 5% of such Underlying Funds' total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Underlying Funds' assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

OTHER INVESTMENT POLICIES

      Each Portfolio may invest up to 100% of its assets directly in cash, money market instruments or in Delaware Cash Reserve or U.S. Government Money Fund, for temporary, defensive purposes, such as during periods of market instability.

      Each Portfolio anticipates that its annual portfolio turnover rate generally will not exceed 100%. A Portfolio may purchase or sell its portfolio securities to: (a) accommodate purchases and sales of its shares; (b) change the percentage of its assets invested in securities or in the Underlying Funds in response to market conditions; and (c) maintain or modify the allocation of its assets among the Underlying Funds. High turnover rates with respect to the Underlying Funds may result in higher expenses being incurred by the Portfolios.

      Each Portfolio's investment objective, its designation as an open-end investment company and certain other policies of the Portfolios may not be changed unless authorized by the vote of a majority of the Portfolios' outstanding voting securities, as defined in the 1940 Act. Part B lists other more specific investment restrictions of the Portfolios which may not be changed without a majority shareholder vote. A brief discussion of those factors that materially affected the Portfolios' performance during its most recently completed fiscal year will appear in the Portfolios' Annual Report. The remaining investment policies are not fundamental and may be changed by the Board of Trustees of the Trust without a shareholder vote.

RATINGS

      Appendix A describes the ratings of S&P and Moody's.

APPENDIX A -- RATINGS


BONDS

   Excerpts from Moody's description of its bond ratings:

   Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Excerpts from S&P's description of its bond ratings:

   AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

Excerpts from Fitch's description of its bond ratings:

   AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances that bonds with higher ratings; BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings; BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements; B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue; CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment; CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time; C--Bonds are in imminent default in payment of interest or principal; and DDD, DD AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

   Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

COMMERCIAL PAPER

   Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

   Excerpts from S&P's description of its two highest commercial paper ratings:
A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

                      APPENDIX B - INVESTMENT ILLUSTRATIONS
  ILLUSTRATIONS OF THE POTENTIAL IMPACT ON INVESTMENT BASED ON PURCHASE OPTION
                                $10,000 PURCHASE


                    Scenario 1                     Scenario 2                   Scenario 3                    Scenario 4
                   No Redemption                 Redeem 1st Year              Redeem 3rd Year               Redeem 5th Year
           -----------------------------   ---------------------------   ---------------------------   ---------------------------
    Year   Class A   Class B     Class C   Class A   Class B   Class C   Class A   Class B   Class C   Class A   Class B   Class C
    ----   -------   -------     -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
       0     9,525    10,000      10,000     9,525    10,000    10,000     9,525    10,000    10,000     9,525    10,000    10,000
       1    10,192    10,625      10,625    10,192    10,225   10,525+    10,192    10,625    10,625    10,192    10,625    10,625
       2    10,905    11,289      11,289                                  10,905    11,289    11,289    10,905    11,289    11,289
       3    11,669    11,995      11,995                                  11,669    11,695   11,995+    11,669    11,995    11,995
       4    12,485    12,744      12,744                                                                12,485    12,744    12,744
       5    13,359    13,541      13,541                                                                13,359    13,341   13,541+
       6    14,294    14,387      14,387
       7    15,295    15,286      15,286
       8   16,366+    16,242      16,242
       9    17,511   17,379*      17,257
      10    18,737   18,595*      18,335

*This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

                                $250,000 PURCHASE

                     Scenario 1                   Scenario 2                    Scenario 3                    Scenario 4
                   No Redemption                Redeem 1st Year               Redeem 3rd Year               Redeem 5th Year
          ----------------------------   ----------------------------   ---------------------------   ----------------------------
   Year   Class A   Class B    Class C   Class A   Class B    Class C   Class A   Class B   Class C   Class A   Class B    Class C
   ----   -------   -------    -------   -------   -------    -------   -------   -------   -------   -------   -------    -------
      0   243,750   250,000    250,000   243,750   250,000    250,000   243,750   250,000   250,000   243,750   250,000    250,000
      1   260,813   265,625    265,625   260,813   255,625   263,125+   260,813   265,625   265,625   260,813   265,625    265,625
      2   279,069   282,227    282,227                                  279,069   282,227   282,227   279,069   282,227    282,227
      3   298,604   299,866    299,866                                  298,604   292,366  300,866+   298,604   299,866    299,866
      4  319,507+   318,607    318,607                                                               319,507+   318,607    318,607
      5   341,872   338,520    338,520                                                                341,872   333,520    338,520
      6   365,803   359,678    359,678
      7   391,409   382,158    382,158
      8   418,808   406,043    406,043
      9   448,124  434,466*    431,420
     10   479,493  464,878*    458,384

*This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

Assumes a hypothetical return for Class A of 7% per year, a hypothetical return for Class B of 6.25% for years 1-8 and 7% for years 9-10, and a hypothetical return for Class C of 6.25% per year. Hypothetical returns vary due to the different expense structure for each Class and do not represent actual performance.

Class A purchase subject to appropriate sales charge breakpoint (4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000).

Class B purchase assessed appropriate CDSC upon redemption (4%-4%-3%-3%-2%-1% in years 1-2-3-4-5-6).

Class C purchase assessed 1% CDSC upon redemption in year 1.

Figures marked "+" identify which Class offers the greater return potential based on investment amount, the holding period and the expense structure of each Class.

APPENDIX C -- CLASSES OFFERED

GROWTH OF CAPITAL                   A CLASS    B CLASS    C CLASS  CONSULTANT CLASS
Aggressive Growth Fund                 x          x          x             -
Trend Fund                             x          x          x             -
DelCap Fund                            x          x          x             -
Small Cap Value Fund                   x          x          x             -
U.S. Growth Fund                       x          x          x             -
Growth Stock Fund                      x          x          x             -
Tax-Efficient Equity Fund              x          x          x             -

TOTAL RETURN
Blue Chip Fund                         x          x          x             -
Quantum Fund                           x          x          x             -
Devon Fund                             x          x          x             -
Decatur Total Return Fund              x          x          x             -
Decatur Income Fund                    x          x          x             -
Delaware Fund                          x          x          x             -
REIT Fund                              x          x          x             -

INTERNATIONAL DIVERSIFICATION
Emerging Markets Fund                  x          x          x             -
New Pacific Fund                       x          x          x             -
Overseas Equity Fund                   x          x          x             -
International Equity Fund              x          x          x             -
Global Assets Fund                     x          x          x             -
Global Bond Fund                       x          x          x             -

CURRENT INCOME
Delchester Fund                        x          x          x             -
Strategic Income Fund                  x          x          x             -
U.S. Government Fund                   x          x          x             -
Delaware-Voyageur US Government
     Securities Fund                   x          x          x            -
Limited-Term Government Fund           x          x          x             -

APPENDIX C--CLASSES OFFERED - (CON'T)

TAX PREFERRED INCOME                                          A CLASS    B CLASS    C CLASS    CONSULTANT CLASS
National High Yield Municipal Bond Fund                         x          x          x              -
Tax-Free USA Fund                                               x          x          x              -
Tax-Free Insured Fund                                           x          x          x              -
Tax-Free USA Intermediate Fund                                  x          x          x              -
Delaware-Voyageur Tax-Free Arizona Insured Fund                 x          x          x              -
Delaware-Voyageur Tax-Free Arizona Fund                         x          x          x              -
Delaware-Voyageur Tax-Free California Insured Fund              x          x          x              -
Delaware-Voyageur Tax-Free California Fund                      x          x          x              -
Delaware-Voyageur Tax-Free Colorado Fund                        x          x          x              -
Delaware-Voyageur Tax-Free Florida Insured Fund                 x          x          x              -
Delaware-Voyageur Tax-Free Florida Intermediate Fund            x          x          x              -
Delaware-Voyageur Tax-Free Florida Fund                         x          x          x              -
Delaware-Voyageur Tax-Free Idaho Fund                           x          x          x              -
Delaware-Voyageur Tax-Free Iowa Fund                            x          x          x              -
Delaware-Voyageur Tax-Free Kansas Fund                          x          x          x              -
Delaware-Voyageur Minnesota High Yield Municipal Bond Fund      x          x          x              -
Delaware-Voyageur Minnesota Insured Fund                        x          x          x              -
Delaware-Voyageur Tax-Free Minnesota Intermediate Fund          x          x          x              -
Delaware-Voyageur Tax-Free Minnesota Fund                       x          x          x              -
Delaware-Voyageur Tax-Free Missouri Insured Fund                x          x          x              -
Tax-Free New Jersey Fund
Delaware-Voyageur Tax-Free New Mexico Fund                      x          x          x              -
Delaware-Voyageur Tax-Free New York Fund                        x          x          x              -
Delaware-Voyageur Tax-Free North Dakota Fund                    x          x          x              -
Tax-Free Ohio Fund                                              x          x          x              -
Delaware-Voyageur Tax-Free Oregon Insured Fund                  x          x          x              -
Tax-Free Pennsylvania Fund                                      x          x          x              -
Delaware-Voyageur Tax-Free Utah Fund                            x          x          x              -
Delaware-Voyageur Tax-Free Washington Insured Fund              x          x          x              -
Delaware-Voyageur Tax-Free Wisconsin Fund                       x          x          x              -

MONEY MARKET FUNDS
Delaware Cash Reserve                                           x          x          x              x
U.S. Government Money Fund                                      x          -          -              x
Tax-Free Money Fund                                             x          -          -              x

                                SUBJECT TO CHANGE

         The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Group at 800-523-4640, and shareholders of the Institutional Class should contact Delaware Group at 800-828-5052.

INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245



DELAWARE GROUP FOUNDATION FUNDS


INCOME PORTFOLIO


BALANCED PORTFOLIO


GROWTH  PORTFOLIO




PART B

STATEMENT OF
ADDITIONAL INFORMATION


DECEMBER 31, 1997



         INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


DELAWARE
   GROUP

                                     PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                               DECEMBER 31, 1997


DELAWARE GROUP FOUNDATIONS FUNDS


1818 MARKET STREET
PHILADELPHIA, PA 19103

FOR MORE INFORMATION ABOUT THE INSTITUTIONAL CLASSES:  800-828-5052

FOR PROSPECTUS AND PERFORMANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES: NATIONWIDE 800-523-4640

INFORMATION ON EXISTING ACCOUNTS OF CLASS A SHARES, CLASS B SHARES AND
CLASS C SHARES:   (SHAREHOLDERS ONLY)  NATIONWIDE 800-523-1918

DEALER SERVICES:  (BROKER/DEALERS ONLY)   NATIONWIDE 800-362-7500

TABLE OF CONTENTS

COVER PAGE

INVESTMENT OBJECTIVES AND POLICIES

PERFORMANCE INFORMATION

TRADING PRACTICES AND BROKERAGE

PURCHASING SHARES

INVESTMENT PLANS

DETERMINING OFFERING PRICE AND
   NET ASSET VALUE

REDEMPTION AND REPURCHASE

DIVIDENDS AND REALIZED SECURITIES
   PROFITS DISTRIBUTIONS

TAXES

ASSET ALLOCATION AGREEMENTS

OFFICERS AND TRUSTEES

EXCHANGE PRIVILEGE

GENERAL INFORMATION

APPENDIX A--IRA INFORMATION

FINANCIAL STATEMENTS

         Delaware Group Foundation Funds (the "Trust") is a professionally-managed mutual fund of the series type which currently offers three series of shares: the Income Portfolio, the Balanced Portfolio and the Growth Portfolio (individually, a "Portfolio" and collectively, the "Portfolios").

         Each Portfolio offers three retail classes: Class A Shares, Class B Shares and Class C Shares (collectively referred to as the "Fund Classes"). Each Portfolio also offers an Institutional Class shares (collectively, the "Institutional Classes").

         Class B Shares, Class C Shares and Institutional Class shares of each Portfolio may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75%, and annual 12b-1 Plan expenses that may not exceed 0.30% and have currently been fixed by the Board at 0.25%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectuses for the Fund Classes. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against Class C Shares for the life of the investment. See Distribution and Service under Investment Management Agreements.

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses for the Portfolios dated December 31, 1997, as they may be amended from time to time. Part B should be read in conjunction with the respective class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each class' Prospectus. A Prospectus for each class may be obtained by writing or calling your investment dealer or by contacting the Trust's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

         All references to "shares" in this Part B refer to all classes of shares of the Trust, except where noted. Capitalized terms not otherwise defined herein should have the meanings ascribed to them in the Prospectus.

INVESTMENT OBJECTIVES AND POLICIES


INVESTMENT RESTRICTIONS

         The following restrictions are fundamental policies, which may not be amended without approval of a majority of the outstanding voting securities of the affected Portfolio, which is the lesser of more than 50% of the outstanding voting securities or 67% of the voting securities of the affected Portfolio present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         1. Each such Portfolio will not invest 25% or more of its total assets in any one industry provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, or to investments in the Underlying Funds.

         2. Each such Portfolio will not make loans other than by the purchase of all or a portion of a publicly or privately distributed issue of bonds, debentures or other debt securities of the types commonly offered publicly or privately and purchased by financial institutions (including repurchase agreements and loan participations), whether or not the purchase was made upon the original issuance of the securities, and except that each Portfolio may loan its assets to qualified broker/dealers or institutional investors.

         3. Each such Portfolio will not engage in underwriting of securities of other issuers, except that portfolio securities, including securities purchased in private placements, may be acquired under circumstances where, if sold, the Portfolio might be deemed to be an underwriter under the Securities Act of 1933. No limit is placed on the proportion of the Portfolio's assets which may be invested in such securities.

         4. Each such Portfolio will not borrow money or issue senior securities, except to the extent permitted by the 1940 Act or any rule or order thereunder or interpretation thereof. Subject to the foregoing, each Portfolio may engage in short sales, purchase securities on margin, and write put and call options.

         5. Each such Portfolio will not purchase or sell physical commodities or physical commodity contracts, including physical commodity option or futures contracts in a contract market or other futures market.

         6. Purchase or sell real estate; provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         In addition to the above fundamental investment restrictions, each Portfolio has the following investment restrictions which may be amended or changed without approval of shareholders.

         1. No Portfolio will invest for the purpose of acquiring control of any company. This policy will not prohibit acquisition of a controlling interest in an Underlying Fund.

         2. To the extent that a Portfolio invests in securities of other investment companies, it will only do so in accordance with the provisions of the Investment Company Act in effect at the time of the investment.

         3. No Portfolio will invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         4. No Portfolio will purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities. This restriction does not apply to the purchase of futures or options contracts.

INVESTMENT POLICIES

         The Portfolios will invest primarily in open-end investment companies (mutual funds) that are members of the Delaware Group of Funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds") listed below, as well as, if the Trust receives an exemptive order from the Securities and Exchange Commission ("SEC"), the same kinds of securities as those in which the Underlying Funds may invest, to the extent consistent with each Portfolio's investment objectives stated in the Prospectuses.

         The Underlying Funds include funds investing in U.S. and foreign stocks, bonds, and money market instruments. The list of Underlying Funds set forth below may change from time to time, and Underlying Funds may be added or deleted upon the recommendation of the Manager without shareholder approval.

U.S. EQUITY
         Aggressive Growth Fund
         Blue Chip Fund
         Decatur Total Return Fund
         DelCap Fund
         Devon Fund
         Small Cap Value Fund
         Trend Fund
         U.S. Growth Fund

INTERNATIONAL EQUITY
         Emerging Markets Fund
         International Equity Fund
         International Small Cap Fund
         New Pacific Fund

FIXED INCOME
         Delchester Fund
         Global Bond Fund
         Limited-Term Government Fund
         U.S. Government Fund

MONEY MARKET
         Delaware Cash Reserve
         U.S. Government Money Fund

         The following investment policies relate to the Underlying Funds, consistent with each fund's investment objective as described in the Prospectuses. In addition, if the Trust receives an exemptive order from the SEC, each Portfolio may engage in these investment instruments and strategies directly.

U.S. GOVERNMENT SECURITIES

         Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("Government Securities") in which the Underlying Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, each Underlying Fund invests in obligations issued by an instrumentality of the U.S. government only if its investment manager determines that the instrumentality's credit risk does not make its securities unsuitable for investment by an Underlying Fund.

RULE 144A SECURITIES

         The Underlying Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of an Underlying Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the directors of the Underlying Fund and its investment manager will continue to monitor the liquidity of that security to ensure that the Underlying Fund's holdings of illiquid securities does not exceed its limit on investments in such securities.

REPURCHASE AGREEMENTS

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Underlying Funds, if any, would be the difference between the repurchase price and the market value of the security. An Underlying Fund will limit its investments in repurchase agreements to those which the respective investment manager, under the guidelines of the directors of the Underlying Fund, determines to present minimal credit risks and which are of high quality. In addition, each Underlying Fund must have collateral of at least 100% of the repurchase price, including the portion representing such Underlying Fund's yield under such agreements which is monitored on a daily basis. While the Underlying Funds are permitted to do so, they normally do not invest in repurchase agreements, except to invest cash balances.

         The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Group funds jointly to invest cash balances. The Underlying Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

MONEY MARKET INSTRUMENTS

         Money market instruments in which the Underlying Funds may invest include U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

         Certain types of money market instruments are described below.

         U.S. Government Securities--Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and Bonds.

         U.S. Government Agency Securities--Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

         Bank Obligations--Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Underlying Fund to a greater risk of loss. The Underlying Funds will only buy short-term instruments in nations where these risks are minimal. The Underlying Funds will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Underlying Funds.

         Commercial Paper--The Underlying Funds may invest in short-term promissory notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's and A-1 by S&P are the highest investment grade category.

         Corporate Debt--The Underlying Funds may invest in corporate notes and bonds rated A or above. Excerpts from Moody's Investors Service, Inc. ("Moody's") description of those categories of bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations.

PORTFOLIO LOAN TRANSACTIONS

         It is the understanding of the respective investment manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to an Underlying Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Underlying Fund involved; 3) the Underlying Fund must be able to terminate the loan after notice, at any time; 4) the Underlying Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Underlying Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of the Underlying Funds know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which an Underlying Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Underlying Fund Fund will only enter into loan arrangements after a review of all pertinent facts by the respective investment manager, under the supervision of the directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the respective investment manager.

HIGH-YIELD SECURITIES

         Among the possible risks of investing in high-yield securities are the possibility of legislative and regulatory action and proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield securities. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield securities used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield securities as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for an Underlying Fund to attain its investment objective.

INVESTMENT COMPANY SECURITIES

         Any investments that certain Underlying Funds make in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, an Underlying Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Underlying Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Underlying Fund's total assets in shares of other investment companies. If an Underlying Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to and Underlying Fund's investments in unregistered investment companies. The Underlying Funds may not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on sections 12(d)(1)(F) or (G) of the 1940 Act.

UNSEASONED COMPANIES

         Certain Underlying Funds may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which an Underlying Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

MORTGAGE-BACKED SECURITIES

         In addition to mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, certain Underlying Funds may also invest its assets in securities issued by certain private, nongovernment corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

         CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Underlying Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed its limit in such securities.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

         CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Certain Underlying Funds will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

MORTGAGE DOLLAR ROLLS

         Certain Underlying Funds may enter into mortgage "dollar rolls" in which the Underlying Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Dollar roll transactions consist of the sale by a Fund of mortgage-backed securities, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Underlying Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Underlying Fund to buy a security. If the broker/dealer to whom the Underlying Fund sells the security becomes insolvent, the Underlying Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Underlying Fund is required to repurchase may be worth less than the security that the Underlying Fund originally held, and the return earned by the Underlying Fund with the proceeds of a dollar roll may not exceed transaction costs. The Underlying Fund will place U.S. government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

ASSET-BACKED SECURITIES

         Certain Underlying Funds may invest a portion of its assets in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or, in the case of certain Underlying Funds, the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Underlying Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information and respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

CONVERTIBLE SECURITIES

         Certain Underlying Funds may invest in convertible securities, including corporate debentures, bonds, notes and preferred stocks that may be converted into or exchanged for common stock. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, an Underlying Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by an Underlying Fund upon conversion of a convertible security will generally be held for so long as the respective manager anticipates such stock will provide an Underlying Fund with opportunities which are consistent with an Underlying Fund's investment objectives and policies.

         An Underlying Fund may invest not more than 5% of its assets in convertible debentures that are rated below investment grade or are unrated but are determined by its investment manager to be of comparable quality. Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

         An Underlying Fund may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market as well as adverse publicity with respect to these securities, may have an adverse impact on market price and the Underlying Fund's ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for an Underlying Fund to obtain accurate market quotations for purposes of pricing the Underlying Fund's portfolio and calculating its net asset value. The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities.

         In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         Certain Underlying Funds may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. An Underlying Fund will maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time an Underlying Fund enters into the commitment and no interest accrues to the Underlying Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

COMBINED TRANSACTIONS

         Certain Underlying Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the investment manager, it is in the best interests of the Underlying Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

SWAPS, CAPS, FLOORS AND COLLARS

         Certain Underlying Funds may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Underlying Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Underlying Fund anticipates purchasing at a later date. The Underlying Funds intend to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Underlying Fund may be obligated to pay. Interest rate swaps involve the exchange by the Underlying Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         An Underlying Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Underlying Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment managers and the Underlying Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. An Underlying Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the investment manager. If there is a default by the counterparty, the Underlying Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

EURODOLLAR INSTRUMENTS

         Certain Underlying Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. An Underlying Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

REVERSE REPURCHASE AGREEMENTS

         Certain Underlying Funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by an Underlying Fund and its agreement to repurchase the security at a specified time and price. An Underlying Fund will maintain in a segregated account with the Custodian cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by an Underlying Fund; accordingly, an Underlying Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by an Underlying Fund creates leverage which increases the Underlying Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, an Underlying Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

"ROLL" TRANSACTIONS

         Certain Underlying Funds may engage in "roll" transactions. A "roll" transaction is the sale of securities together with a commitment (for which an Underlying Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by an Underlying Fund; accordingly, an Underlying Fund will limit its use of these transactions, together with any other borrowings, to no more than one-third of its total assets. An Underlying Fund will segregate liquid assets such as cash, U.S. government securities or other high grade debt obligations in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent an Underlying Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Underlying Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of an Underlying Fund's portfolio securities decline while the Underlying Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As an Underlying Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

VARIABLE AND FLOATING RATE NOTES

         Variable rate master demand notes, in which certain Underlying Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. An Underlying Fund will not invest over 5% of its assets in variable rate master demand notes. Because master demand notes are direct lending arrangements between an Underlying Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, an Underlying Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by an Underlying Fund will be determined by the Underlying Fund's investment manager under guidelines established by the Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Underlying Fund's investment policies. In making such determinations, the investment manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by an Underlying Fund, the Underlying Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Underlying Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Underlying Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of the Underlying Fund's total assets only if such notes are subject to a demand feature that will permit the Underlying Fund to demand payment of the Principal within seven days after demand by the Underlying Fund. If not rated, such instruments must be found by the Underlying Fund's investment manager under guidelines established by the Board of Directors, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P and Moody's used in this paragraph, see the Prospectuses. An Underlying Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

MUNICIPAL SECURITIES

         Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, governmentally-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law.

         Information about the financial condition of issuers of Municipal Securities may be less available than about corporations with a class of securities registered under the Securities Exchange Act of 1934.


FOREIGN SECURITIES

         Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since an Underlying Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, an Underlying Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain Underlying Funds permit it to enter into forward foreign currency exchange contracts in order to hedge the Underlying Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by an Underlying Fund. Payment of such interest equalization tax, if imposed, would reduce an Underlying Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to an Underlying Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Underlying Fund Fund may make or enter into will be subject to the special currency rules described above.

FOREIGN CURRENCY TRANSACTIONS

         Certain Underlying Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. An Underlying Fund will account for forward contracts by marking to market each day at daily exchange rates.

         When an Underlying Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's assets denominated in such foreign currency, the Underlying Fund's Custodian Bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Underlying Fund in an amount not less than the value of the Underlying Fund's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of an Underlying Fund's commitments with respect to such contracts.

DEPOSITARY RECEIPTS

         Certain Underlying Funds may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts ("ADRs") and European and Global Depositary Receipts ("Depositary Receipts"). ADRs are receipts typically issued by a U.S. bank or trust company, while Depositary Receipts are issued by a foreign bank or trust company. ADRs and Depositary Receipts evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs and Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs and Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR or Depositary Receipt.

OPTIONS

         Certain Underlying Funds may write call options on a covered basis only, purchase call options, write secured put options and purchase put options, and will not engage in option writing strategies for speculative purposes.

         Certain Underlying Funds may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on an Underlying Fund's ability to effectively hedge its securities.

         COVERED CALL WRITING -- Certain Underlying Funds may write covered call options from time to time on such portion of its portfolio, without limit, as the investment manager determines is appropriate in seeking to obtain the Underlying Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case an Underlying Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to an Underlying Fund of writing covered calls is that the Underlying Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, the Underlying Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to both options on actual portfolio securities owned by an Underlying Fund and options on stock indices, an Underlying Fund may enter into closing purchase transactions. A closing purchase transaction is one in which an Underlying Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. An Underlying Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, an Underlying Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, an Underlying Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         An Underlying Fund will write call options only on a covered basis, which means that Underlying Fund will own the underlying security subject to the call option at all times during the option period. Unless a closing purchase transaction is effected, the Underlying Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by an Underlying Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         PURCHASING CALL OPTIONS--Certain Underlying Funds may purchase call options to the extent that premiums paid by the Underlying Fund do not aggregate more than 2% of the Underlying Fund's total assets. When an Underlying Fund purchases a call option, in return for a premium paid by an Underlying Fund to the writer of the option, the Underlying Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that an Underlying Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         An Underlying Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. An Underlying Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; an Underlying Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although an Underlying Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that an Underlying Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by an Underlying Fund may expire without any value to the Underlying Fund.

         WRITING PUT OPTIONS--An Underlying Fund may also write put options on a secured basis which means that the Underlying Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Underlying Fund. Secured put options will generally be written in circumstances where the investment manager wishes to purchase the underlying security for the Underlying Fund's portfolio at a price lower than the current market price of the security. In such event, the Underlying Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, the Underlying Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Underlying Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

         PURCHASING PUT OPTIONS--Certain Underlying Funds may invest in put options. An Underlying Fund will, at all times during which it holds a put option, own the security covered by such option.

         Certain Underlying Funds may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow an Underlying Fund to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Underlying Fund will lose the value of the premium paid. An Underlying Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         An Underlying Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, an Underlying Fund may enter into closing sale transactions. A closing sale transaction is one in which an Underlying Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         OVER-THE-COUNTER OPTIONS AND ILLIQUID SECURITIES -- Certain Underlying Funds may deal in over-the-counter ("OTC") options. The Underlying Funds understand the position of the staff of the Securities and Exchange

Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Certain Underlying Funds and their investment managers disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Underlying Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the portfolio.

         As part of these procedures certain Underlying Funds will engage in OTC options transactions only with primary dealers that have been specifically approved by the Board and the investment managers believe that the approved dealers should be agreeable and able to enter into closing transactions if necessary and, therefore, present minimal credit risks to the Underlying Fund. An Underlying Fund anticipates entering into written agreements with those dealers to whom the Underlying Fund may sell OTC options, pursuant to which the Underlying Fund would have the absolute right to repurchase the OTC options from such dealers at any time at a price determined pursuant to a formula set forth in certain no action letters published by the SEC staff. An Underlying Fund will not engage in OTC options transactions if the amount invested by the Underlying Fund in OTC options plus, with respect to OTC options written by the Underlying Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Underlying Fund in illiquid securities, would exceed 15% of the Underlying Fund's total assets. OTC options on securities other than U.S. government securities may not be within the scope of such letters and, accordingly, the amount invested by an Underlying Fund in OTC options on such other securities and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S. government securities will be treated as illiquid and subject to the limitation on the Underlying Fund's net assets that may be invested in illiquid securities.

         OPTIONS ON FOREIGN CURRENCIES--Certain Underlying Funds may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, an Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         An Underlying Fund may write options on foreign currencies for the same types of hedging purposes. For example, where an Underlying Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow an Underlying Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, an Underlying Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

         Certain Underlying Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by an Underlying Fund is "covered" if the Underlying Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian Bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Underlying Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Underlying Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.

         With respect to writing put options, at the time the put is written, an Underlying Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Underlying Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Underlying Fund has purchased a closing put of the same series as the one previously written.

         In order to comply with the securities laws of one state, an Underlying Fund will not write put or call options if the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold exceed 25% of the Underlying Fund's net assets. Should state laws change or an Underlying Fund receives a waiver of their application for, the Underlying Funds reserve the right to increase this percentage.

         OPTIONS ON STOCK INDICES--A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to an Underlying Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, an Underlying Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 ("S&P 500") or the New York Stock Exchange

Composite Index, or a narrower market index such as the Standard & Poor's 100 ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

         The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in an Underlying Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether an Underlying Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since an Underlying Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, an Underlying Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use of options on stock indices will be subject to the investment manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on an Underlying Fund's ability to effectively hedge its securities. An Underlying Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         The Underlying Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

FUTURES

         Certain Underlying Funds may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When an Underlying Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Underlying Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Underlying Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by an Underlying Fund to, or drawn by the Underlying Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         In addition, when an Underlying Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian Bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by an Underlying Fund with respect to such futures contracts.

         Certain Underlying Funds may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, an Underlying Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by an Underlying Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to an Underlying Fund would increase at approximately the same rate, thereby keeping the net asset value of the Underlying Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, an Underlying Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Underlying Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when an Underlying Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when an Underlying Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, an Underlying Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Underlying Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Underlying Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Underlying Fund intends to purchase.

         If a put or call option an Underlying Fund has written is exercised, the Underlying Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, an Underlying Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, an Underlying Fund will purchase a put option on a futures contract to hedge the Underlying Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, an Underlying Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if an Underlying Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Underlying Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Underlying Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. An Underlying Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, an Underlying Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         Certain Underlying Funds may enter into futures contracts on stocks and stock indices, purchase and sell options on such futures, and enter into closing transactions with respect to those activities. A futures contract may be purchased and sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction.

         When an Underlying Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Underlying Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Underlying Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Underlying Fund to, or drawn by the Underlying Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take, as the case may be, delivery of the securities or cash value of the index underlying the contractual obligations. At the time such transaction is effected, a final determination of variation margin is made and any loss experienced by the Underlying Fund must be paid to the contract market clearing house while any profit due to the Underlying Fund must be delivered to it.

         Positions taken in futures markets are not normally held to maturity, but instead liquidated through offsetting transactions which may result in a profit or a loss. While the Underlying Fund's futures contracts on securities will usually be liquidated in this manner, the Underlying Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. The clearing house associated with the market on which futures on the securities are traded guarantees that, if still open, the sale or purchase will be performed on settlement date.

         The Underlying Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Underlying Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities in the portfolio owned by the Underlying Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Underlying Fund would increase at approximately the same rate, thereby keeping the net asset value of the Underlying Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Underlying Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Underlying Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when the Underlying Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Underlying Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Underlying Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Underlying Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Underlying Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option the Underlying Fund has written is exercised, the Underlying Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Underlying Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, the Underlying Fund will purchase a put option on a futures contract to hedge the Underlying Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, the Underlying Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Underlying Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Underlying Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Underlying Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Underlying Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, the Underlying Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

SHORT SALES AGAINST THE BOX

         Whereas a short sale is the sale of a security an Underlying Fund does not own, a short sale is "against the box" if at all times during which the short position is open, the Underlying Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         The Underlying Funds' dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of an Underlying Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and fund expenses. Position hedging is the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency. An Underlying Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of a forward contract) of securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

         When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when an Underlying Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Underlying Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, an Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, an Underlying Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Underlying Fund denominated in such foreign currency.

         Certain Underlying Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by these Funds.

         In connection with purchases and sales of securities denominated in foreign currencies, an Underlying Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The investment manager expects to enter into settlement hedges in the normal course of managing the Underlying Funds' foreign investments. The Underlying Funds could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the investment manager.

         Certain Underlying Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if an Underlying Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge (sometimes referred to as a "position hedge") would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Underlying Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into

U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodian account to cover currency forward contracts. As required by SEC guidelines, certain Underlying Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Underlying Funds will not segregate assets to cover forward contracts, including settlement hedges, position hedges, and proxy hedges. Successful use of forward currency contracts will depend on the investment manager's skill in analyzing and predicting currency values. Forward contracts may substantially change an Underlying Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Underlying Fund if currencies do not perform as the investment manager anticipates. For example, if a currency's value rose at a time when the investment manager had hedged an Underlying Fund by selling that currency in exchange for dollars, the Underlying Fund would be unable to participate in the currency's appreciation. If the investment manager hedges currency exposure through proxy hedges, an Underlying Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the investment manager increases an Underlying Fund's exposure to a foreign currency, and that currency's value declines, the Underlying Fund will realize a loss. There is no assurance that the investment manager's use of forward currency contracts will be advantageous to the Underlying Funds or that it will hedge at an appropriate time.

FOREIGN CURRENCY CONVERSION

         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Fund at one rate, while offering a lesser rate of exchange should the Underlying Fund desire to resell that currency to the dealer.

PERFORMANCE INFORMATION

         From time to time, each Portfolio may state its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life-of-fund, if applicable) periods. Each Portfolio may also advertise aggregate and average total return information of its Classes over additional periods of time.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                        n
                                 P(1 + T) = ERV

         Where:     P =    a hypothetical initial purchase order of $1,000 from
                           which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                    T =    average annual total return;

                    n =    number of years; and

                  ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares of the Portfolios.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Portfolio may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable activities and performances of the Portfolios and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales of the Portfolios. Any indices used are not managed for any investment goal, and a direct investment in an index is not possible.

         CDA Technologies, Inc., Lipper Analytical Services, Inc. and Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

         Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With its permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

         Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

         Compustat Industrial Databases, a service of S&P, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Portfolios may invest and the assumptions that were used in calculating the blended performance will be described.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. In addition, current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

         From time to time, the Portfolios may quote actual total return performance for each Class in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees, offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal. Comparative information on the Consumer Price Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Total return performance for each Class of the Portfolios will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and, in the case of Class A Shares, the impact of the maximum front-end sales charge, if any, paid on the illustrated investment amount, annualized. Performance of Class A Shares may also be shown without reflecting the impact of any front-end sales charge. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. The performance of Class B Shares and Class C Shares will be calculated both with the applicable CDSC included and excluded. The net asset values of the Portfolios fluctuate so shares, when redeemed, may be worth more or less than the original investment, and the Portfolios' results should not be considered a guarantee of future performance.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Trust and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Portfolios', and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

DOLLAR-COST AVERAGING

         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Group offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                     NUMBER
                                          INVESTMENT   PRICE PER    OF SHARES
                                            AMOUNT       SHARE      PURCHASED
                           Month 1           $100       $10.00          10
                           Month 2           $100       $12.50           8
                           Month 3           $100       $ 5.00          20
                           Month 4           $100       $10.00          10

                                             $400       $37.50          48

         Total Amount Invested:  $400
         Total Number of Shares Purchased:  48
         Average Price Per Share:  $9.38 ($37.50/4)

         Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Group of funds.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional shares of the Portfolios, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.

COMPOUNDED RETURNS
         Results of various assumed fixed rates of return on a $10,000 investment compounded monthly for 10 years:

                            7% Rate      9% Rate       11% Rate
                           of Return    of Return     of Return
                           ---------    ---------     ---------
                1 year      $10,723      $10,938       $11,157
                2 years     $11,498      $11,964       $12,448
                3 years     $12,330      $13,086       $13,889
                4 years     $13,221      $14,314       $15,496
                5 years     $14,177      $15,657       $17,289
                6 years     $15,201      $17,126       $19,289
                7 years     $16,300      $18,732       $21,522
                8 years     $17,479      $20,489       $24,012
                9 years     $18,743      $22,411       $26,791
               10 years     $20,098      $24,514       $29,891

         These figures are calculated assuming a fixed constant investment return and assume no fluctuation in the value of principal. These figures, which do not reflect payment of applicable taxes or sales charges, are not intended to be a projection of investment results and do not reflect the actual performance results of any of the classes.

TRADING PRACTICES AND BROKERAGE

         Each Portfolio selects banks, brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of the Portfolio's judgment of the professional capability of such banks, brokers or dealers to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In most instances, trades of fixed-income securities are made on a net basis where the Portfolios either buy the securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Portfolio involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Portfolio pays a minimal share transaction cost when the transaction presents no difficulty.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making processes with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Portfolios' Investment Management Agreements higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Portfolios believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Portfolios and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Portfolios may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Group of funds such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute portfolio transactions of the Portfolios.

PORTFOLIO TURNOVER

         The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate. Given the Portfolios' investment objectives, their annual portfolio turnover rates are not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments held by a Portfolio at the beginning of the year were replaced by the end of the year. The degree of portfolio activity may affect taxes payable by the Portfolios' shareholders. To the extent a Portfolio realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Portfolio at ordinary income tax rates. The turnover rates also may be affected by cash requirements from redemptions and repurchases of Portfolio shares.

         The portfolio turnover rate of the Portfolio is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

PURCHASING SHARES

         The Distributor serves as the national distributor for each Portfolio's classes of shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class - and has agreed to use its best efforts to sell shares of each Portfolio. See the Prospectuses for additional information on how to invest. Shares of the Portfolios are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting the Trust or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such classes generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or any of the its affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Portfolios' Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. The Trust will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. The Trust reserves the right to reject any order for the purchase of shares of either Portfolio if in the opinion of management such rejection is in such Portfolio's best interests.

         The NASD has adopted Conduct Rules, as amended, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares are also subject to annual 12b-1 Plan expenses.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Portfolio's assets and will receive a proportionate interest in that Portfolio's income, before application, as to Class A, Class B and Class C Shares, of any expenses, if any, under a Portfolio's 12b-1 Plans.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan accounts including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Trust for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Portfolio for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

ALTERNATIVE PURCHASE ARRANGEMENTS

         The alternative purchase arrangements of Class A, Class B and Class C Shares of each Portfolio permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares of a Portfolio and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares (currently, no more than 0.25% of the average daily net assets of Class A Shares of Strategic Income Fund, pursuant to Board action) or to purchase either Class B or Class C Shares of a Portfolio and have the entire initial purchase amount invested in the Portfolio with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another class.

CLASS A SHARES

         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying table, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features -- Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

                                INCOME PORTFOLIO
                               BALANCED PORTFOLIO
                                GROWTH PORTFOLIO
                                 CLASS A SHARES

--------------------------------------------------------------------------------------------------
                                                                                       DEALER'S
                                                                                     COMMISSION***
                                            FRONT-END SALES CHARGE AS % OF             AS % OF
                                     OFFERING                  AMOUNT                  OFFERING
AMOUNT OF PURCHASE                     PRICE                  INVESTED**                PRICE
--------------------------------------------------------------------------------------------------
                                                   INCOME     BALANCED     GROWTH
                                                  PORTFOLIO   PORTFOLIO   PORTFOLIO

Less than $100,000                      4.75%       0.00%       0.00%       0.00%        4.00%

$100,000 but under $250,000             3.75        0.00        0.00        0.00         3.00

$250,000 but under $500,000             2.50        0.00        0.00        0.00         2.00

$500,000 but under $1,000,000*          2.00        0.00        0.00        0.00         1.60

* There is no front-end sales charge on purchases of $1,000,000 or more of Class A Shares but, under certain limited circumstances, a 1% contingent deferred sales charge may apply upon redemption of such shares. The contingent deferred sales charge ("Limited CDSC") that may be applicable arises only in the case of certain shares that were purchased at net asset value and triggered the payment of a dealer's commission.

** Based upon an initial net asset value of $0.00 per share of the respective Class A Shares.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.


    A Portfolio must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Portfolio. Such reduced front-end sales charges are not retroactive.

    From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of front-end sales charges shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933 (the "1933 Act").

         Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

DEALER'S COMMISSION

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedule:

                                                             DEALER'S COMMISSION
                                                             (AS A PERCENTAGE OF
                AMOUNT OF PURCHASE                            AMOUNT PURCHASED)
                ------------------                            -----------------
                Up to $2 million                                    1.00%
                Next $1 million up to $3 million                    0.75
                Next $2 million up to $5 million                    0.50
                Amount over $5 million                              0.25

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) may be aggregated with those of Class A Shares of a Portfolio. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES

         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

         The following table sets forth the rates of the CDSC for Class B Shares of each Portfolio:

                                                     CONTINGENT DEFERRED
                                                      SALES CHARGE (AS A
                                                        PERCENTAGE OF
                                                        DOLLAR AMOUNT
             YEAR AFTER PURCHASE MADE                 SUBJECT TO CHARGE)
             ------------------------                 ------------------
                   0-2                                       4%
                   3-4                                       3%
                   5                                         2%
                   6                                         1%
                   7 and thereafter                         None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares, absent any applicable fee waiver, will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Portfolio. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectuses for the Fund Classes.

PLANS UNDER RULE 12B-1 FOR THE FUND CLASSES

         Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of each Portfolio (the "Plans"). Each Plan permits the relevant Portfolio to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Portfolio, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, absent any applicable fee waiver, each Portfolio may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Portfolio under its Plans, and the Portfolios' Distribution Agreements, is on an annual basis, up to 0.30% of the Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. The Trust's Board of Trustees may reduce these amounts at any time.

         Pursuant to Board action, the maximum aggregate fee payable by Class A Shares 0.25%. While this describes the current basis for calculating the fees which will be payable under the Class A Shares Plans, such Plans permit a full 0.30% on all Class A Shares' assets to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Portfolio may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Portfolio and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of Class B of the same Portfolio. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Trust having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Trust must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

OTHER PAYMENTS TO DEALERS -- CLASS A, CLASS B AND CLASS C SHARES

         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.

SPECIAL PURCHASE FEATURES -- CLASS A SHARES

BUYING CLASS A SHARES AT NET ASSET VALUE

         Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, trustees and employees of the Trust, any other fund in the Delaware Group, the Manager, the Manager's affiliates, or any of the Manager's affiliates that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Portfolios and any such class of shares of any of the other funds in the Delaware Group, including any fund that may be created, at the net asset value per share. Family members of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC. Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates, may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Trust may reasonably require to establish eligibility for purchase at net asset value.

         Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of the institutional class of a Portfolio; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and in any stable value product available through the Delaware Group, or (ii) is sponsored by an employer that has at any point after May 1, 1997 more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         The Portfolios must be notified in advance that the trade qualifies for purchase at net asset value.

LETTER OF INTENTION

         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust, which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Portfolios and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

         Employers offering a Delaware Group retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments in Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Group funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Portfolio and other Delaware Group funds which offer corresponding classes of shares may also be aggregated for this purpose.

COMBINED PURCHASES PRIVILEGE

         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Portfolios, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Group fund holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

RIGHT OF ACCUMULATION

         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Portfolio, as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and

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subsequently purchases $60,000 at offering price of additional shares of Class A
Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.


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
12-MONTH REINVESTMENT PRIVILEGE

         Holders of Class A Shares of a Portfolio (and of the Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Group offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Portfolio or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Portfolios' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) in connection with the features described above.

GROUP INVESTMENT PLANS

         Group Investment Plans that are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table on page _____, based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Portfolio in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Group investment accounts if they so notify the Portfolio in connection with each purchase. For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans.

THE INSTITUTIONAL CLASSES

         The Institutional Class of each Portfolio is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least

$1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

REINVESTMENT PLAN/OPEN ACCOUNT

         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Classes in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes of each Portfolio are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Portfolio and class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made, for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

REINVESTMENT OF DIVIDENDS IN OTHER DELAWARE GROUP FUNDS

         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Portfolios, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectuses for the Fund Classes.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Portfolios, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares. See Appendix C--Classes Offered in the Fund Classes' Prospectus for the funds in the Delaware Group that are eligible for investment by holders of Portfolio shares.

         Capital gains and/or dividend distributions to participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.

INVESTING BY ELECTRONIC FUND TRANSFER

         Direct Deposit Purchase Plan -- Investors may arrange for a Portfolio to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan -- Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Portfolio account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Portfolio from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Portfolio may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Portfolio.

DIRECT DEPOSIT PURCHASES BY MAIL

         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Portfolio accounts. A Portfolio will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

WEALTH BUILDER OPTION

         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectuses for the Fund Classes.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

DELAWARE GROUP ASSET PLANNER

         To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Delaware Group Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus. Also see Buying Class A Shares at Net Asset Value under Classes of Shares. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Portfolio and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See Appendix C - Classes Offered in the Prospectus for the funds in the Delaware Group that offer consultant class shares.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number.

         Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

RETIREMENT PLANS FOR THE FUND CLASSES

         An investment in either Portfolio may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, SIMPLE IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans, other than Individual Retirement Accounts for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Classes. See The Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         IT IS ADVISABLE FOR AN INVESTOR CONSIDERING ANY ONE OF THE RETIREMENT PLANS DESCRIBED BELOW TO CONSULT WITH AN ATTORNEY, ACCOUNTANT OR A QUALIFIED RETIREMENT PLAN CONSULTANT. FOR FURTHER DETAILS, INCLUDING APPLICATIONS FOR ANY OF THESE PLANS, CONTACT YOUR INVESTMENT DEALER OR THE DISTRIBUTOR.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLANS

         Prototype Plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A and Class C Shares.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or, for years prior to 1997, elects to be treated as having no compensation for the year. Investments in each of the Fund Classes are permissible.

         An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

         A company or association may establish a Group IRA for employees or members who want to purchase shares of a Portfolio. Purchases of $1 million or more of Class A Shares qualify for purchase at net asset value but may, under certain circumstances, be subject to a Limited CDSC. See Purchasing Shares for information on reduced front-end sales charges applicable to Class A Shares.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. See Alternative Purchase Arrangements - Class B Shares and Class C Shares under Classes of Shares, Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares, and Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Fund Classes' Prospectuses concerning the applicability of a CDSC upon redemption.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks.

         See Appendix A -- IRA Information for additional IRA information.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")

         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Fund Classes is available for investment by a SEP/IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")

         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

PROTOTYPE 401(k) DEFINED CONTRIBUTION PLAN

         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Group. Purchases under the plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table on page 00.

DEFERRED COMPENSATION PLAN FOR PUBLIC SCHOOLS AND NON-PROFIT ORGANIZATIONS ("403(b)(7)")

         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase any of the Fund Classes in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the table on page 00.

DEFERRED COMPENSATION PLAN FOR STATE AND LOCAL GOVERNMENT EMPLOYEES ("457")

         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of any of the Fund Classes. Although investors may use their own plan, there is available a Delaware Group 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Applicable front-end sales charges for such purchases of Class A Shares are set forth in the table on page 00.

SIMPLE IRA

         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)

          A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Portfolio in which shares are being purchased after receipt of the order by the Portfolio or its agent. Orders for purchases of Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Portfolio in which shares are being purchased or its agent. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Portfolios will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, will be included in each Portfolio's financial statements which will be incorporated by reference into Part B.

         Each Portfolio's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Portfolio's total net assets, portfolio securities listed or traded on a national securities exchange, except for bonds, are valued at the last sale price on the exchange upon which such securities are primarily traded. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign currencies and the prices of foreign securities denominated in foreign currencies are translated to U.S. Dollars based on rates in effect as of 12 p.m., Eastern time. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If no quotations are available, all other securities and assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

         The net asset values of all outstanding shares of each class of a Portfolio will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Portfolio represented by the value of shares of that class. All income earned and expenses incurred by a Portfolio will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Portfolio represented by the value of shares of such classes, except that the Institutional Class will not incur any of the expenses under the Trust's 12b-1 Plans and the Class A, Class B and Class C Shares of each Portfolio alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of a Portfolio will vary.

REDEMPTION AND REPURCHASE

         Any shareholder may require a Portfolio to redeem shares by sending a WRITTEN REQUEST, signed by the record owner or owners exactly as the shares are registered, to the Portfolio at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Portfolio reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Portfolios may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

         In addition to redemption of Portfolio shares, the Distributor, acting as agent of the Portfolios, offers to repurchase Portfolio shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Portfolio or its agent, subject to any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Portfolios and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Portfolio shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectuses for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectuses for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Portfolios nor the Portfolios' Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Portfolio will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Portfolio will honor redemption requests as to shares for which a check was tendered as payment, but a Portfolio will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Portfolio involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Portfolio or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Portfolio of securities owned by it is not reasonably practical, or it is not reasonably practical for a Portfolio fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Portfolio may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Portfolio during any 90-day period for any one shareholder.

         The value of a Portfolio's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Portfolio may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

SMALL ACCOUNTS

         Before a Portfolio involuntarily redeems shares from an account that, under the circumstances listed in the relevant Prospectus, has remained below the minimum amounts required by the Portfolio's Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in the Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                      * * *

         Each Portfolio has made available certain redemption privileges, as described below. The Portfolios reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

EXPEDITED TELEPHONE REDEMPTIONS

         Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the relevant Portfolio before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

1. PAYMENT BY WIRE: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

2. PAYMENT BY CHECK: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         REDEMPTION REQUIREMENTS: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Portfolio and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Portfolios reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect a Portfolio, the Portfolio may take up to seven days to pay the shareholder.

         Neither the Portfolios nor the Portfolios' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Portfolio will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Portfolio or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

SYSTEMATIC WITHDRAWAL PLANS

         Shareholders of Class A, Class B and Class C Shares of who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Portfolios do not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for a Portfolio's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may, in time, be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Group funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectuses for the Fund Classes. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Portfolios reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         The Systematic Withdrawal Plan is not available for the Institutional Classes.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         The Income and Balanced Portfolios will normally make payments from net investment income, if any, on a quarterly basis. The Growth Portfolio will normally make payments from net investment income, if any, on a annual basis. Payments from net realized securities profits of a Portfolio, if any, will normally be distributed annually in the quarter following the close of the fiscal year.

         Each Class of shares of a Portfolio will share proportionately in the investment income and expenses of that Portfolio, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Dividends are automatically reinvested in additional shares of the same Class of the respective Portfolio at net asset value, unless, in the case of shareholders of the Fund Classes, an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Portfolio may deduct from a shareholder's account the costs of the Portfolio's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Portfolio is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

TAXES

         Dividends from investment income and short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Persons not subject to tax will not be required to pay taxes on distributions.

         A portion of each Portfolio's dividends may qualify for the dividends-received deduction for corporations provided in the federal income tax law. The portion of dividends paid by each Fund that so qualifies will be designated each year in a notice to that Portfolio's shareholders, and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Portfolio if the Portfolio was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.

         Shareholders will be notified annually by the Trust as to the federal income tax status of dividends and distributions.

         Distributions may also be subject to state and local taxes; shareholders are advised to consult with their tax advisers in this regard. Shares of each Portfolio will be exempt from Pennsylvania county personal property taxes.

ASSET ALLOCATION AGREEMENTS

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Portfolios, subject to the supervision and direction of the Trust's Board of Trustees.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. As of September 30, 1997, the Manager and its affiliates in the Delaware Group, including its affiliate Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in various institutional or separately managed (approximately $00,000,000,000) and investment company (approximately $00,000,000,000) accounts.

         The Asset Allocation Agreement for each Portfolio is dated __________ and was approved by the initial shareholder on ____________. Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the trustees of the Trust or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

         The Manager is paid an annual Asset Allocation Fee equal to 0.25% (currently waived to 0.10%) of average daily net assets of each of the Portfolios.

         Except for those expenses borne by the Manager under the Asset Allocation Agreements and the Distributor under the Distribution Agreements, the Portfolios are responsible for all of their own expenses. Among others, these include a Portfolio's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. The ratios for Class A Shares, Class B Shares and Class C Shares reflect the impact of their respective 12b-1 Plans.

         The Manager has elected voluntarily to waive that portion, if any, of the annual Asset Allocation Fees payable by the Portfolios and to pay the Portfolios' expenses to the extent necessary to ensure that the "Total Operating Expenses" of the Portfolios do not exceed 1.20% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) during the commencement of the public offering of the Portfolios through June 30, 1998.

DISTRIBUTION AND SERVICE

         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Portfolio's shares under separate Distribution Agreements. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Portfolio on behalf of its Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each such class.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Portfolios' shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement. The Transfer Agent also provides accounting services to the Portfolios pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees.

         DMH Corp., Delvoy, Inc., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and trustees of the Trust hold identical positions in each of the other funds in the Delaware Group. Trustees and principal officers of the Trust are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.

*WAYNE A. STORK (60)

         Chairman and Director of the Trust and each of the other 33 investment companies in the Delaware Group and Delaware Capital Management, Inc. Chairman, President, Chief Executive Officer, Director and/or Trustee
           of DMH Corp., Delaware International Holdings Ltd., Delaware Distributors, Inc. and Founders Holdings, Inc.
         Chairman, President, Chief Executive Officer, Chief Investment Officer
           and Director of Delaware Management Company, Inc.
         Chairman, Chief Executive Officer and Director of Delaware
           International Advisers Ltd. and Delaware Management Holdings, Inc. Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc. and Delaware Investment &
           Retirement Services, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.


----------
* Trustee affiliated with the Trust's investment manager and considered an "interested person" as defined in the 1940 Act.

RICHARD G. UNRUH, JR. (58)

    Executive Vice President of the Trust (upon effectiveness of the initial
      Registration Statement), each of the other 33 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
    Executive Vice President and Director of Delaware Management Company, Inc. Director of Delaware International Advisers Ltd.
    During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

PAUL E. SUCKOW (50)

    Executive Vice President/Chief Investment Officer, Fixed Income of the Trust
      (upon effectiveness of the initial Registration Statement), each of the other 33 investment companies in the Delaware Group, Delaware Management Company, Inc. and Delaware Management Holdings, Inc.
    Executive Vice President and Director of Founders Holdings, Inc.
    Executive Vice President of Delaware Capital Management, Inc.
    Director of Founders CBO Corporation.
    Director of HYPPCO Finance Company Ltd.
    Before returning to the Delaware Group in 1993, Mr. Suckow was Executive
      Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

WALTER P. BABICH (70)

    Director and/or Trustee of the Trust (upon effectiveness of the initial
      Registration Statement) and each of the other 33 investment companies in the Delaware Group.
    460 North Gulph Road, King of Prussia, PA 19406.
    Board Chairman, Citadel Constructors, Inc.
    From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from
      1988 to 1991, he was a partner of I&L Investors.

ANTHONY D. KNERR (58)

    Director and/or Trustee of the Trust (upon effectiveness of the initial
      Registration Statement) and each of the other 33 investment companies in the Delaware Group.
    500 Fifth Avenue, New York, NY  10110.
    Founder and Managing Director, Anthony Knerr & Associates.
    From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
      Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

ANN R. LEVEN (56)

    Director and/or Trustee of the Trust (upon effectiveness of the initial
      Registration Statement) and each of the other 33 investment companies in the Delaware Group.
    785 Park Avenue, New York, NY 10021.
    Treasurer, National Gallery of Art.
    From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the
      Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. THACHER LONGSTRETH (76)

    Director and/or Trustee of the Trust (upon effectiveness of the initial
      Registration Statement) and each of the other 33 investment companies in the Delaware Group.
    City Hall, Philadelphia, PA  19107.
    Philadelphia City Councilman.

THOMAS F. MADISON (61)

    Director and/or Trustee of the Trust (upon effectiveness of the initial
      Registration Statement) and each of the other 33 investment companies in the Delaware Group.
    President and Chief Executive Officer, MLM Partners, Inc.
    200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402.
    Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

*JEFFREY J. NICK (44)

    President, Chief Executive Officer, Director and/or Trustee of the Trust and
      the 33 other investment companies in the Delaware Group.
    President, Chief Executive Officer and Director of Lincoln National
      Investment Companies, Inc. From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

CHARLES E. PECK (71)

    Director and/or Trustee of the Trust (upon effectiveness of the initial
      Registration Statement) and each of the other 32 investment companies in the Delaware Group.
    P.O. Box 1102, Columbia, MD  21044.
    Secretary/Treasurer, Enterprise Homes, Inc.
    From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The
      Ryland Group, Inc., Columbia, MD.


----------
* Trustee affiliated with the Trust's investment manager and considered an "interested person" as defined in the 1940 Act.

*DAVID K. DOWNES (57)

    Executive Vice President/Chief Operating Officer/Chief Financial Officer and
      Trustee of the Trust.
    Executive Vice President/Chief Operating Officer/Chief Financial Officer of each of the other 33 investment companies in the Delaware Group, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc. and Delaware Distributors, L.P.
    Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
    President/Chief Executive Officer/Chief Financial Officer and Director of
      Delaware Service Company, Inc.
    Chairman, Chief Executive Officer and Director of Delaware Management Trust
      Company and Delaware Investment & Retirement Services, Inc.
    Director of Delaware International Advisers Ltd. Before joining the Delaware
      Group in 1992, Mr. Downes was Chief Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

*GEORGE M. CHAMBERLAIN, JR. (50)

    Senior Vice President, Secretary and General Counsel and Director of the
      Trust.
    Senior Vice President, Secretary and General Counsel of each of the other 33 investment companies in the Delaware Group, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.
    Senior Vice President, Secretary, General Counsel and Director of DMH Corp.,
      Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
    Executive Vice President, Secretary, General Counsel and Director of
      Delaware Management Trust Company.
    Secretary and Director of Delaware International Holdings Ltd.
    Director of Delaware International Advisers Ltd.
    Attorney.
    During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

JOSEPH H. HASTINGS (47)

    Senior Vice President/Corporate Controller of the Trust (upon effectiveness of the initial Registration Statement), each of the other 33 investment companies in the Delaware Group and Founders Holdings, Inc.
    Senior Vice President/Corporate Controller and Treasurer of Delaware
      Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc. and Delaware International Holdings Ltd.
    Chief Financial Officer/Treasurer of Delaware Investment & Retirement
      Services, Inc.
    Executive Vice President/Chief Financial Officer/Treasurer of Delaware
      Management Trust Company.
    Senior Vice President/Assistant Treasurer of Founders CBO Corporation.
    1818 Market Street, Philadelphia, PA  19103.
    Before joining the Delaware Group in 1992, Mr. Hastings was Chief Financial
      Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.


----------

* Trustee affiliated with the Trust's investment manager and considered an "interested person" as defined in the 1940 Act.



MICHAEL P. BISHOF (35)

    Senior Vice President/Treasurer of the Trust (upon effectiveness of the initial Registration Statement), each of the other 33 investment companies in the Delaware Group, Delaware Distributors, Inc. and Founders Holdings, Inc.
    Senior Vice President/Investment Accounting of Delaware Management Company,
      Inc. and Delaware Service Company, Inc.
    Senior Vice President and Treasurer/Manager of Investment Accounting of
      Delaware Distributors, L.P.
    Senior Vice President and Manager of Investment Accounting of Delaware
      International Holdings Ltd.
    Assistant Treasurer of Founders CBO Corporation.
    Before joining the Delaware Group in 1995, Mr. Bishof was a Vice President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation expected to be received from the Trust during its fiscal year and the total compensation expected to be received from all Delaware Group funds during the Trust's fiscal year and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of September 30, 1998.



                                                  PENSION OR                       TOTAL
                                                  RETIREMENT     ESTIMATED      COMPENSATION
                                                   BENEFITS        ANNUAL        FROM ALL 34
                              AGGREGATE            ACCRUED        BENEFITS        DELAWARE
                        COMPENSATION EXPECTED      AS PART          UPON      GROUP INVESTMENT
                        TO BE RECEIVED FROM      OF THE TRUST    RETIREMENT       COMPANIES
NAME                         THE TRUST

W. Thacher Longstreth         $0,000                 None          $38,500          $00,000
Ann R. Leven                  $0,000                 None          $38,500          $00,000
Walter P. Babich              $0,000                 None          $38,500          $00,000
Anthony D. Knerr              $0,000                 None          $38,500          $00,000
Charles E. Peck               $0,000                 None          $38,500          $00,000
Thomas F. Madison             $0,000                 None          $38,500          $00,000

* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of September 30, 1997, he or she would be entitled to annual payments totaling $38,500, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

EXCHANGE PRIVILEGE

         The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. The Funds may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

TELEPHONE EXCHANGE PRIVILEGE

         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the relevant Portfolio receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Portfolio account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Portfolios reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

         As described in the Portfolios' Prospectuses, neither the Portfolios nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine.

RIGHT TO REFUSE TIMING ACCOUNTS

         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), each Portfolio will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. Each Portfolio reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Portfolio within two weeks of an earlier exchange request out of the Portfolio, or (ii) makes more than two exchanges out of the Portfolio per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Portfolio's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

RESTRICTIONS ON TIMED EXCHANGES

         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. Each Portfolio reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

         Each Portfolio also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Portfolio receives or anticipates simultaneous orders affecting significant portions of the Portfolio's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Portfolio and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                      * * *

         Following is a summary of the investment objectives of the other Delaware Group funds:

         DELAWARE FUND seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. DEVON FUND seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         TREND FUND seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         SMALL CAP VALUE FUND seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DELCAP FUND seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         DECATUR INCOME FUND seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. DECATUR TOTAL RETURN FUND seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. BLUE CHIP FUND seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. QUANTUM FUND seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         U.S. GOVERNMENT FUND seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         DELCHESTER FUND seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. STRATEGIC INCOME FUND seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities.

         LIMITED-TERM GOVERNMENT FUND seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. GOVERNMENT MONEY FUND seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         DELAWARE CASH RESERVE seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         TAX-FREE USA FUND seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. TAX-FREE INSURED FUND invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. TAX-FREE USA INTERMEDIATE FUND seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         TAX-FREE MONEY FUND seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         TAX-FREE PENNSYLVANIA FUND seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital. TAX-FREE NEW JERSEY FUND seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. TAX-FREE OHIO FUND seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

         INTERNATIONAL EQUITY FUND seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. GLOBAL BOND FUND seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. GLOBAL ASSETS FUND seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

           U.S. GROWTH FUND seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. OVERSEAS EQUITY FUND seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. NEW PACIFIC FUND seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         DELAWARE GROUP PREMIUM FUND, INC. offers 15 funds available exclusively as funding vehicles for certain insurance company separate accounts. DECATUR TOTAL RETURN SERIES seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. DELCHESTER SERIES seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. CAPITAL RESERVES SERIES seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. CASH RESERVE SERIES seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DELCAP SERIES seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. DELAWARE SERIES seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. INTERNATIONAL EQUITY SERIES seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. VALUE SERIES seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. TREND SERIES seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. GLOBAL BOND SERIES seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. STRATEGIC INCOME SERIES seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. DEVON SERIES seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. EMERGING MARKETS SERIES seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. CONVERTIBLE SECURITIES SERIES seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. QUANTUM

SERIES seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

         DELAWARE-VOYAGEUR US GOVERNMENT SECURITIES FUND seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         DELAWARE-VOYAGEUR TAX-FREE ARIZONA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR MINNESOTA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         DELAWARE-VOYAGEUR TAX-FREE MINNESOTA INTERMEDIATE FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         DELAWARE-VOYAGEUR TAX-FREE CALIFORNIA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE FLORIDA INSURED FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. DELAWARE-VOYAGEUR TAX-FREE FLORIDA FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. DELAWARE-VOYAGEUR TAX-FREE KANSAS FUND seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE MISSOURI INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of CAPITAL. DELAWARE-VOYAGEUR TAX-FREE NEW MEXICO FUND seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE OREGON INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE UTAH FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE WASHINGTON INSURED FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

         DELAWARE-VOYAGEUR TAX-FREE FLORIDA INTERMEDIATE FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         DELAWARE-VOYAGEUR TAX-FREE ARIZONA FUND seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE CALIFORNIA FUND seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE IOWA FUND seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE IDAHO FUND seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR MINNESOTA HIGH YIELD MUNICIPAL BOND FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. NATIONAL HIGH YIELD MUNICIPAL FUND seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. DELAWARE-VOYAGEUR TAX-FREE NEW YORK FUND seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE WISCONSIN FUND seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         DELAWARE-VOYAGEUR TAX-FREE COLORADO FUND seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         AGGRESSIVE GROWTH FUND seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. GROWTH STOCK FUND has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. TAX-EFFICIENT EQUITY FUND seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         DELAWARE-VOYAGEUR TAX-FREE MINNESOTA FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE NORTH DAKOTA FUND seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

         The Manager is the investment manager of the Portfolios. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Portfolios are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Portfolios.

         The Manager, or Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion[sm] III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 15 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.

         Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager or its affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each Portfolio and for the other mutual funds in the Delaware Group.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Trust and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by the Portfolios for providing these services consisting of an annual per account charge, in each case, of $11.00 plus, in each case, transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to the Portfolios. Those services include performing all functions related to calculating each Portfolio's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Portfolios, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the names "Delaware Group" and "Foundation Funds." Under certain circumstances, including the termination of the Trust's advisory relationships with the Manager or its distribution relationships with the Distributor, the Manager and its affiliates could cause the Trust to delete the words "Delaware Group" and "Foundation Funds" from the Trust's name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of each Fund's securities and cash. As custodian for a Portfolio, Chase maintains a separate account or accounts for the Portfolio; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio's portfolio securities.

SHAREHOLDER AND TRUSTEE LIABILITY

         The Declaration of Trust provides that the trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         The legality of the issuance of the shares offered hereby, has been passed upon for the Trust by Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania.

CAPITALIZATION

         The Trust currently offers three portfolios of shares. Each Portfolio currently offers four classes of shares and has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. All shares have equal voting rights, except as noted below, no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class represent a proportionate interest in the assets of each Portfolio of the Trust and have the same voting and other rights and preferences, except that shares of Institutional Classes may not vote on matters affecting the Portfolios' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, shareholders of Class B Shares must be given a vote on any material increase in the 12b-1 fees payable by Class A Shares under the Plans for the Portfolios. General expenses of each Portfolio will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the 12b-1 Plans of Class A, Class B and Class C Shares will be allocated solely to those classes.

NONCUMULATIVE VOTING

         THE TRUST'S SHARES HAVE NONCUMULATIVE VOTING RIGHTS WHICH MEANS THAT THE HOLDERS OF MORE THAN 50% OF THE SHARES OF THE TRUST VOTING FOR THE ELECTION OF TRUSTEES CAN ELECT ALL THE TRUSTEES IF THEY CHOOSE TO DO SO, AND, IN SUCH EVENT, THE HOLDERS OF THE REMAINING SHARES WILL NOT BE ABLE TO ELECT ANY TRUSTEES.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

APPENDIX A--IRA INFORMATION

         An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayers adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who were not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

         As illustrated in the following tables, maintaining an IRA remains a valuable opportunity.

         For many, an IRA will continue to offer both an up-front tax break with its tax deduction each year and the real benefit that comes with tax-deferred compounding. For others, losing the tax deduction will impact their taxable income status each year. Over the long term, however, being able to defer taxes on earnings still provides an impressive investment opportunity--a way to have money grow faster due to tax-deferred compounding.

         Even if your IRA contribution is no longer deductible, the benefits of saving on a tax-deferred basis can be substantial. The following tables illustrate the benefits of tax-deferred versus taxable compounding. Each reflects a constant 10% rate of return, compounded annually, with the reinvestment of all proceeds. The tables do not take into account any sales charges or fees. Of course, earnings accumulated in your IRA will be subject to tax upon withdrawal. If you choose a mutual fund with a fluctuating net asset value, like the Portfolios, your bottom line at retirement could be lower--it could also be much higher.

$2,000 INVESTED ANNUALLY ASSUMING A 10% ANNUALIZED RETURN

         15% Tax Bracket                   Single --     $0 - $24,650
                                           Joint  --     $0 - $41,200

                                                                  HOW
                                                                  MUCH
                       CUMULATIVE             HOW MUCH            YOU HAVE
         END OF        INVESTMENT             YOU HAVE            WITH FULL
         YEAR          AMOUNT                 WITHOUT IRA         IRA DEDUCTION
          1            $ 2,000                $ 1,844             $ 2,200
          5             10,000                 10,929              13,431
         10             20,000                 27,363              35,062
         15             30,000                 52,074              69,899
         20             40,000                 89,231             126,005
         25             50,000                145,103             216,364
         30             60,000                229,114             361,887
         35             70,000                355,438             596,254
         40             80,000                545,386             973,704

[Without IRA--investment of $1,700 ($2,000 less 15%) earning 8.5% (10% less
15%)]

         28% Tax Bracket                   Single -- $24,651 - $59,750
                                           Joint  -- $41,201 - $99,600

                                              HOW MUCH            HOW MUCH YOU HAVE
                       CUMULATIVE             YOU HAVE            WITH FULL IRA
         END OF        INVESTMENT             WITHOUT             NO
         YEAR          AMOUNT                 IRA                 DEDUCTION           DEDUCTION
          1            $ 2,000                $ 1,544             $ 1,584              $ 2,200
          5             10,000                  8,913               9,670               13,431
         10             20,000                 21,531              25,245               35,062
         15             30,000                 39,394              50,328               69,899
         20             40,000                 64,683              90,724              126,005
         25             50,000                100,485             155,782              216,364
         30             60,000                151,171             260,559              361,887
         35             70,000                222,927             429,303              596,254
         40             80,000                324,512             701,067              973,704

[Without IRA--investment of $1,440 ($2,000 less 28%) earning 7.2% (10% less
28%)]

[With IRA--No Deduction--investment of $1,440 ($2,000 less 28%) earning 10%]

         31% Tax Bracket                      Single -- $59,751 - $124,650
                                              Joint  -- $99,601 - $151,750

                                              HOW MUCH            HOW MUCH YOU HAVE
                       CUMULATIVE             YOU HAVE            WITH FULL IRA
         END OF        INVESTMENT             WITHOUT             NO
         YEAR          AMOUNT                 IRA                 DEDUCTION        DEDUCTION
          1            $ 2,000                $ 1,475             $ 1,518          $ 2,200
          5             10,000                  8,467               9,268           13,431
         10             20,000                 20,286              24,193           35,062
         15             30,000                 36,787              48,231           69,899
         20             40,000                 59,821              86,943          126,005
         25             50,000                 91,978             149,291          216,364
         30             60,000                136,868             249,702          361,887
         35             70,000                199,536             411,415          596,254
         40             80,000                287,021             671,855          973,704

[Without IRA--investment of $1,380 ($2,000 less 31%) earning 6.9% (10% less 31%)] [With IRA--No Deduction--investment of $1,380 ($2,000 less 31%) earning 10%]


         36% Tax Bracket*                     Single -- $124,651 - $271,050
                                              Joint  -- $151,751 - $271,050

                                              HOW MUCH            HOW MUCH YOU HAVE
                       CUMULATIVE             YOU HAVE            WITH FULL IRA
         END OF        INVESTMENT             WITHOUT             NO
         YEAR          AMOUNT                 IRA                 DEDUCTION        DEDUCTION
          1            $ 2,000                $ 1,362             $ 1,408          $ 2,200
          5             10,000                  7,739               8,596           13,431
         10             20,000                 18,292              22,440           35,062
         15             30,000                 32,683              44,736           69,899
         20             40,000                 52,308              80,643          126,005
         25             50,000                 79,069             138,473          216,364
         30             60,000                115,562             231,608          361,887
         35             70,000                165,327             381,602          596,254
         40             80,000                233,190             623,170          973,704

[Without IRA--investment of $1,280 ($2,000 less 36%) earning 6.4% (10% less 36%)] [With IRA--No Deduction--investment of $1,280 ($2,000 less 36%) earning 10%]

         39.6% Tax Bracket*                   Single -- over $271,050
                                              Joint  -- over $271,050

                                              HOW MUCH            HOW MUCH YOU HAVE
                       CUMULATIVE             YOU HAVE            WITH FULL IRA
         END OF        INVESTMENT             WITHOUT             NO
         YEAR          AMOUNT                 IRA                 DEDUCTION        DEDUCTION
          1            $ 2,000                $ 1,281             $ 1,329          $ 2,200
          5             10,000                  7,227               8,112           13,431
         10             20,000                 16,916              21,178           35,062
         15             30,000                 29,907              42,219           69,899
         20             40,000                 47,324              76,107          126,005
         25             50,000                 70,677             130,684          216,364
         30             60,000                101,986             218,580          361,887
         35             70,000                143,965             360,137          596,254
         40             80,000                200,249             588,117          973,704

[Without IRA--investment of $1,208 ($2,000 less 39.6%) earning 6.04% (10% less 39.6%)] [With IRA--No Deduction--investment of $1,208 ($2,000 less 39.6%) earning 10%]

----------
* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

THE VALUE OF STARTING YOUR IRA EARLY


         The following illustrates how much more you would have contributing $2,000 each January--the earliest opportunity--compared to contributing on April 15th of the following year--the latest, for each tax year.

                    After 5 years         $ 3,528 more
                         10 years         $ 6,113
                         20 years         $17,228
                         30 years         $47,295

         Compounded returns for the longest period of time is the key. The above illustration assumes a 10% rate of return and the reinvestment of all proceeds.

         And it pays to shop around. If you get just 2% more per year, it can make a big difference when you retire. A constant 8% versus 10% return, compounded monthly, illustrates the point. This chart is based on a yearly investment of $2,000 on January 1. After 30 years the difference can mean as much as 50% more!

                                               8%                10%
                                               --                ---
                           10 years         $ 31,828          $ 36,018
                           30 years          259,288           397,466

         The statistical exhibits above are for illustration purposes only and do not reflect the actual Portfolio performance either in the past or in the future.

FINANCIAL STATEMENTS

         Ernst & Young LLP will serve as the independent auditors for the Trust and, in its capacity as such, will audit the annual financial statements of each of the Portfolios.

                                SUBJECT TO CHANGE

         INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.



                                                                      PROSPECTUS
                                                               DECEMBER 31, 1997

                         DELAWARE GROUP FOUNDATION FUNDS
                   1818 Market Street, Philadelphia, PA 19103

         Delaware Group Foundation Funds (the "Trust") is an open-end management investment company with three separate Portfolios: the Income Portfolio, the Balanced Portfolio and the Growth Portfolio. Each Portfolio is in effect a separate fund issuing its own shares. The investment objectives and principal policies of the Portfolios are described below. See Investment Objectives and Policies. Although each Portfolio will constantly strive to attain its objective, there can be no assurance that it will be attained.

         The Portfolios will invest in open-end investment companies (mutual funds) that are members of the Delaware Group of Mutual Funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Underlying Funds include funds investing in U.S. and foreign stocks, bonds, and money market instruments. In addition, if the Trust receives an exemptive order from the Securities and Exchange Commission ("SEC"), the Portfolios may, to the extent consistent with their respective investment objectives, invest in the same securities that the Underlying Funds may invest in. At any point in time, it can be expected that each Portfolio will invest in a different combination of securities and Underlying Funds, reflecting the different investment objectives and levels of risk and return each Portfolio seeks.

         This Prospectus relates to the Portfolios and their Institutional Class Shares and sets forth information that you should read and consider before you invest. Please retain it for future reference. A Statement of Additional Information ("Part B" of the Trust's registration statement), dated December 31, 1997, as it may be amended from time to time, contains additional information about the Trust and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to the Trust at the above address or by calling 1-800-523-4640. The Portfolios' financial statements, when available, appear in the Trust's Annual Report, which will accompany any response to requests for Part B.

         Each Portfolio also offers Class A, B and C Shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE PORTFOLIOS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE PORTFOLIOS ARE NOT BANK OR CREDIT UNION DEPOSITS.

                                TABLE OF CONTENTS

COVER PAGE
SYNOPSIS
SUMMARY OF EXPENSES
FINANCIAL HIGHLIGHTS
INVESTMENT OBJECTIVES AND POLICIES
     SUITABILITY
     INVESTMENT STRATEGY
INVESTMENTS OF THE UNDERLYING FUNDS
CLASSES OF SHARES
HOW TO BUY SHARES
REDEMPTION AND EXCHANGE
DIVIDENDS AND DISTRIBUTIONS
TAXES
CALCULATION OF NET ASSET VALUE PER SHARE
MANAGEMENT OF THE PORTFOLIOS
OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS
APPENDIX A - RATINGS

SYNOPSIS

INVESTMENT OBJECTIVES

     The investment objective of the Income Portfolio is to seek a combination of current income and preservation of capital with capital appreciation as a secondary objective. The investment objective of the Balanced Portfolio is to seek capital appreciation with current income as a secondary objective. The investment objective of the Growth Portfolio is to seek long term capital growth. Each Portfolio has different levels of risk and return. For further details, see Investment Objectives and Policies and Other Investment Policies.

RISK FACTORS AND SPECIAL CONSIDERATIONS

     Each Portfolio invests in Underlying Funds in the Delaware Group of Mutual Funds, and may, if the Trust receives an exemptive order from the SEC, invest in the same securities as those in which the Underlying Funds invest, and is therefore subject to the same risks as those attendant to the Underlying Funds. See Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

INVESTMENT MANAGER, DISTRIBUTOR AND SERVICE AGENT

     Delaware Management Company, Inc. (the "Manager") furnishes investment management services to each Portfolio, subject to the supervision and direction of the Company's Board of Trustees. The Manager and certain of its affiliates also provide investment management services to the Underlying Funds and certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor"), an affiliate of the Manager, is the national distributor for each Portfolio and for all of the other mutual funds in the Delaware Group, including the Underlying Funds. Delaware Service Company, Inc. (the "Transfer Agent"), an affiliate of the Manager, is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Portfolio and for all of the other mutual funds in the Delaware Group, including the Underlying Funds. See Summary of Expenses and Management of the Portfolios for further information regarding the Manager, the Distributor and the Transfer Agent and the fees payable to these entities by each of the Portfolios.

PURCHASE PRICE

     Shares of each Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

REDEMPTION AND EXCHANGE

     Shares of each Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

OPEN-END INVESTMENT COMPANY

     The Trust, which was organized as a Delaware Business Trust on October 00, 1997, is an open-end management investment company. Each Portfolio is non-diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). See Shares under Management of the Portfolios.

SUMMARY OF EXPENSES

     A general comparison of the sales arrangements and other expenses applicable to each Portfolio's Institutional Class Shares follows:

                                                                           INCOME PORTFOLIO
                                                                           BALANCED PORTFOLIO
                                                                           GROWTH PORTFOLIO
         SHAREHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)...........................                  None
Maximum Sales Charge Imposed on
Reinvested Dividends (as a
percentage of offering price).................................                  None
Exchange Fees.................................................                  None(1)

 ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------


Management Fees...............................................                  0.10%(2)
(after waivers)
12b-1 Fees....................................................                  None
Other Operating Expenses......................................                  1.10%(3)
                                                                                ------

     Total Operating Expenses.................................                  1.20%(4)
                                                                                ======
     (after waivers)

(1) Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

(2) The Manager has elected voluntarily to waive that portion, if any, of the annual Asset Allocation Fees payable by the Portfolios and to reimburse the Portfolios to the extent necessary to ensure that the "Total Operating Expenses" of the Portfolios do not exceed 1.20% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) during the commencement of the public offering of the Portfolios through June 30, 1998. If the voluntary expense waivers and reimbursements were not in effect, it is estimated that the "Total Operating Expenses" as a percentage of average daily net assets would be 1.67% for each Portfolio's Institutional Class, respectively, reflecting Asset Allocation Fees of 0.25% for each Portfolio

(3) "Other Operating Expenses" are based on estimated amounts for the current fiscal year.

(4) The Portfolios will indirectly bear their pro rata share of the expenses of the Underlying Funds in which they invest. See Management of the Portfolios for the expense ratios for each of the Underlying Funds' most current fiscal year.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption and no redemption at the end of each time period. The following example assumes the voluntary waiver of the asset allocation fee by the Manager as discussed in this Prospectus.

INCOME PORTFOLIO
BALANCED PORTFOLIO
GROWTH PORTFOLIO

                                             ASSUMING REDEMPTION
                                     1 YEAR                      3 YEARS
                                     ------                      -------
Institutional Class                   $000                        $000
Shares

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.



FINANCIAL HIGHLIGHTS

Financial Highlights for the Portfolios are not included because, as of the date of this Prospectus, the Portfolios had no operating history.



INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of the Income Portfolio is to seek a combination of current income and preservation of capital with capital appreciation as a secondary objective. It seeks to achieve this objective by investing in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. The Income Portfolio will generally invest at least 45% of its portfolio in fixed income securities and 20% in domestic equity securities.

         The investment objective of the Balanced Portfolio is to seek capital appreciation with current income as a secondary objective. The Balanced Portfolio seeks to achieve its objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. The Balanced Portfolio may also invest in international equity and fixed income securities, including international equity and fixed income Underlying Funds. The Balanced Portfolio will generally invest at least 25% of its net assets in fixed income securities, including fixed-income Underlying Funds.

         The investment objective of the Growth Portfolio is to seek long term capital growth. The Growth Portfolio seeks to achieve this objective by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. The equity securities may include international securities, including international Underlying Funds.

         Each Portfolio will pursue its investment objective through active asset allocation implemented primarily with investments in a combination of the Underlying Funds. If the Trust receives an exemptive order from the SEC, the Portfolios may also separately invest directly in the same securities as those in which the Underlying Funds may invest, to the extent consistent with each Portfolio's investment objectives. The investment objective of each Portfolio is considered a "fundamental policy," which means that it may not be changed without approval of a Portfolio's shareholders. There is no assurance that a Portfolio will achieve its objective.

SUITABILITY

         The Trust consists of three separate Portfolios. The Portfolios pursue different investment objectives, with different levels of risk and return. Each Portfolio is designed to be a long-term investment. The descriptions below compare the three Portfolios' levels of risk and return relative to one another and are not intended to imply any particular absolute level of risk or return for any Portfolio.

         INCOME PORTFOLIO (Wealth Preservation Phase - Lower Risk Tolerance) May be appropriate for the investor in the pre-Retirement/Retirement phase (55+ yrs.) or the investor looking for reduced portfolio risk and/or an increase in current income.

         BALANCED PORTFOLIO (Wealth Accumulation Phase - Moderate Risk Tolerance) May be appropriate for the investor looking for the capital appreciation potential of the stock market and the income potential of the bond market.

         GROWTH PORTFOLIO (Earlier Wealth Accumulation Phase - Higher Risk Tolerance) May be appropriate for the investor looking for long term capital growth with no need for current income.

INVESTMENT STRATEGY

         The Portfolios will invest primarily in open-end investment companies (mutual funds) that are members of the Delaware Group of Funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"), as well as, if the Trust receives an exemptive order from the SEC, the same kinds of securities as those in which the Underlying Funds may invest, to the extent consistent with each Portfolio's investment objectives. The Underlying Funds include funds investing in U.S. and foreign stocks, bonds, and money market instruments. At any point in time, it can be expected that each Portfolio will invest in a different combination of securities and Underlying Funds, reflecting the different investment objectives and levels of risk and return that each Portfolio seeks. In allocating the Portfolios' assets, the Manager will evaluate the expected return of the Underlying Funds, the volatility of the Underlying Funds (i.e., the variability of returns from one period to the next), and the correlation of the Underlying Funds (i.e. the degree to which the Underlying Funds move together).

         The allocation of the assets of each Portfolio will be determined by the Manager. The Manager is the investment manager for each Portfolio. The Manager or its affiliates also serve as the investment manager to each Underlying Fund. In determining the asset allocation of the Portfolios, the Manager will establish an allocation according to asset classes and will implement such allocation through investment in an appropriate combination of securities and Underlying Funds.

         The Underlying Funds that will be considered for investment by each Portfolio are listed below, grouped within broad asset classes. The asset class headings below are provided for convenience and are approximate in nature. For more detailed information on the investment policies of each Underlying Fund, see Investment Policies of the Underlying Funds. The list of Underlying Funds may change from time to time, and Underlying Funds may be added or deleted upon the recommendation of the Manager without shareholder approval.

         UNDERLYING FUND

U.S. EQUITY
         Aggressive Growth Fund
         Blue Chip Fund
         Decatur Total Return Fund
         DelCap Fund
         Devon Fund
         Small Cap Value Fund
         Trend Fund
         U.S. Growth Fund

INTERNATIONAL EQUITY
         Emerging Markets Fund
         International Equity Fund
         International Small Cap Fund
         New Pacific Fund

FIXED INCOME
         Delchester Fund
         Global Bond Fund
         Limited-Term Government Fund
         U.S. Government Fund

MONEY MARKET
         Delaware Cash Reserve
         U.S. Government Money Fund

         Under normal circumstances, it can generally be anticipated that of the three Portfolios, the Growth Portfolio will hold a higher percentage of its assets in U.S. equity and international securities (including Underlying Funds which invest primarily in those securities) than will the Balanced Portfolio, which in turn will hold a higher percentage in such securities and Underlying Funds than will the Income Portfolio. Likewise, it can generally be anticipated that of the three Portfolios, the Income Portfolio will hold a higher percentage of its assets in fixed-income securities (including Underlying Funds which invest primarily in those securities) than will the Balanced Portfolio, which in turn will hold a higher percentage in such securities and Underlying Funds than will the Growth Portfolio.


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         The percentage ranges targeted for each Portfolio by broad asset class are set forth below. The percentage ranges applicable to each asset class for each Portfolio may be changed from time to time by the Manager without the approval of shareholders.

                PERCENTAGE RANGES OF INVESTMENT IN ASSET CLASSES


ASSET CLASS                            INCOME PORTFOLIO               BALANCED PORTFOLIO               GROWTH PORTFOLIO
U.S. Equity                                 20%-50%                        35%-65%                         45%-75%

International Equity                         0%-10%                         5%-15%                         10%-30%
Fixed Income                                45%-75%                        25%-55%                         05%-35%

Money Market                                0%-35%                          0%-35%                          0%-35%

         A Portfolio will generally at all times be invested in at least four Underlying Funds, consistent with the table above. Any Portfolio may invest up to 100% of its total assets in cash, money market instruments or the Cash Reserve or U.S. Government Money Funds for temporary, defensive purposes.

PURCHASES OF SHARES OF THE UNDERLYING FUNDS

         To the extent the Portfolios invest in Underlying Funds, they will invest only in Institutional Class Shares of such Underlying Funds. Accordingly, the Portfolios will not pay any sales load or 12b-1 service or distribution fees in connection with their investments in shares of the Underlying Funds. The Portfolios, however, will indirectly bear their pro rata share of the fees and expenses incurred by the Underlying Funds that are applicable to holders of Institutional Class Shares. The investment returns of each Portfolio, therefore, will be net of the expenses of the Underlying Funds in which it is invested.

DIRECT INVESTMENT IN SECURITIES AND OTHER INVESTMENT STRATEGIES

         The Trust has applied for an exemptive order from the SEC to permit the Portfolios to invest directly in the same securities which the Underlying Funds may invest. Until such order is granted, the Portfolios will only invest in the Underlying Funds and such other securities as are expressly permitted by the 1940 Act. There is no guarantee that the SEC will grant such an order. In the event this order is granted, each Portfolio may, to the extent consistent with its investment objective, invest its assets directly in the same types of securities as those in which the Underlying Funds invest. In addition, if the order is granted, each Portfolio may, to the extent consistent with its investment objective, engage directly in the same types of investment strategies as those in which each Underlying Fund may engage. Each Portfolio would use such investment strategies to hedge investment positions, including investments directly in securities and investments in the Underlying Funds, to protect the Portfolio against a decline in an Underlying Fund's value. Each Portfolio does not intend to engage in these investment strategies for non-hedging purposes such that more than 5% of its assets will be exposed. For a description of these securities and investment strategies, see Investment Policies of the Underlying Funds.

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




RISK FACTORS

         The value of the Portfolios' shares will increase as the value of the securities owned by the Portfolios increases and will decrease as the value of the Portfolios' investments decrease. In addition, the Portfolios' share prices and yields will fluctuate in response to movements in the securities markets as a whole. Over time, the value of an investment in the Growth Portfolio is generally expected to fluctuate more than an investment in the Balanced Portfolio, which in turn is generally expected to fluctuate more over time then an investment in the Income Portfolio.

        Each Portfolio's assets may be primarily invested in a combination of the Underlying Funds. As a result, each Portfolio's investment performance may be directly related to the investment performance of the Underlying Funds held by it. The ability of each Portfolio to meet its investment objective may thus be directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Manager. There can be no assurance that the investment objective of any Portfolio or Underlying Fund will be achieved.

        The Underlying Funds may engage in a variety of investment strategies which involve certain risks. Moreover, each Portfolio may, if the Trust is granted an exemptive order by the SEC, to the extent consistent with its investment objectives, invest in the same securities and employ the same investment strategies as any of the Underlying Funds. The Portfolios may therefore be subject to some of the risks resulting from these strategies. The Portfolios, to the extent consistent with their investment objectives, and certain of the Underlying Funds may purchase foreign securities; purchase high yielding, high risk debt securities (commonly referred to as "junk bonds"); enter into foreign currency transactions; engage in options transactions; engage in futures contracts and options on futures; purchase zero coupon bonds and pay-in-kind bonds; purchase restricted and illiquid securities; enter into forward roll transactions; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; loan portfolio securities and engage in various other investment strategies. Further information on these investment strategies can be found under Other Investment Policies and Risk Considerations and in Part B.

         Each Portfolio is considered a non-diversified investment company under the regulations which govern mutual funds because it may invest in a limited number of securities and Underlying Funds. As a result, each Portfolio may be subject to greater risk with respect to its individual portfolio than a fund that is more broadly diversified among a number of issuers. However, most of the Underlying Funds themselves are diversified investment companies. The Portfolios do not intend to concentrate in any particular industry, sector or foreign government security (except for investment companies, to the extent that it is considered an industry or sector).

                                      * * *

         For additional information about each Portfolio's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

INVESTMENTS OF THE UNDERLYING FUNDS

         The following is a summary of the investment objectives and strategies of the Underlying Funds and the types of securities in which they may invest. The investment objectives of the Underlying Funds are fundamental policies and there is no assurance that they will achieve their respective investment objectives. Each Underlying Fund will constantly strive to achieve its objectives and, in investing to do so, may hold securities for any period of time. To the extent that an Underlying Fund (other than a Money Market Fund) engages in short-term trading in attempting to achieve its objectives, it may increase its portfolio turnover rate and incur larger portfolio transaction expenses (including brokerage commissions) and other expenses than might otherwise be the case. Additional investment strategies with respect to the Underlying Funds are described in Other Investment Policies and Risk Considerations and in Part B, as well as in the prospectuses of each Underlying Fund. For a free copy of a prospectus of any of the Underlying Funds, call 1-800-523-4640 or write to the Trust at the address given above. Except where noted, the Manager serves as investment manager for each of the Underlying Funds.

U.S. EQUITY FUNDS

         As described below, the following Underlying Funds invest primarily in equity securities of companies located or conducting their business primarily in the United States.

Aggressive Growth Fund. The investment objective of Aggressive Growth Fund is long-term capital appreciation which the Aggressive Growth Fund attempts to achieve by investing primarily in equity securities of companies which the Manager believes have the potential for high earnings growth. Although the Aggressive Growth Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Aggressive Growth Fund's investments. The Aggressive Growth Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in equity securities (including convertible securities) of companies which the Manager believes have the potential for high earnings growth and which are U.S. companies with stock market capitalizations of at least $300 million. The Aggressive Growth Fund has been designed to provide investors with potentially greater long-term rewards than provided by an investment in a fund that seeks capital appreciation from common stocks with more established earnings histories.

         The Aggressive Growth Fund will invest in equity securities of companies the Manager believes to be undervalued and to have the potential for high earnings growth. Companies in which the Aggressive Growth Fund invests generally will meet one or more of the following criteria: high historical earnings-per-share (EPS) growth; high projected future EPS growth; an increase in research analyst earnings estimates; attractive relative price to earnings ratios; and high relative discounted cash flows. In selecting the Aggressive Growth Fund's investments, the Manager also focuses on companies with capable management teams, strong industry positions, sound capital structures, high returns on equity, high reinvestment rates and conservative financial accounting policies.

         In pursuing its objective, the Aggressive Growth Fund anticipates that it will invest substantially all, and under normal conditions not less than 65%, of its assets in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights. To the extent that the Aggressive Growth Fund invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings, if any, of those securities will not be an important factor in their selection.

         At no time will the investments of the Aggressive Growth Fund in bank obligations, including time deposits, exceed 25% of the value of the Aggressive Growth Fund's assets.

Blue Chip Fund. The investment objective of Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and securities that are convertible into equity securities. The sub-adviser, Vantage Global Advisors, Inc. ("Vantage"), an affiliate of the Manager, will invest in companies which it believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard and Poor's 500 Index ("S&P 500"). Under normal market conditions, at least 65% of the total assets of Blue Chip Fund will be in companies determined by Vantage to be "Blue Chip." Generally, the median market capitalization of companies targeted for investment by Blue Chip Fund will be greater than $5 billion. For investment purposes, however, "Blue Chip" companies are those whose market capitalization is greater than $2.5 billion at the time of investment.

         Vantage believes "Blue Chip" companies have characteristics which are desirable in seeking to achieve the investment objectives of Blue Chip Fund. For example, such companies tend to have a lengthy history of profit growth and dividend payment, and a reputation for quality management structure, products and service. Securities of "Blue Chip" companies generally are considered to be highly liquid, because compared to those of lesser capitalized companies, more shares of these securities are outstanding in the marketplace and their trading volume tends to be higher.

         While it is anticipated that Blue Chip Fund will invest principally in common stock and securities that are convertible into common stock, Blue Chip Fund may invest in all available types of equity securities, including without limitation, preferred stock and warrants. Investments in equity securities other than common stock or securities that are convertible into common stock will be made when such securities are more attractively priced relative to the underlying common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. Convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow Blue Chip Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock.

         Up to 20% of Blue Chip Fund's total assets may be invested directly or indirectly in securities of issuers domiciled in foreign countries, including investments in American, European and Global Depositary Receipts. ("ADRs", "EDRs" and "GDRs," respectively or, collectively, "Depositary Receipts"). Blue Chip Fund may enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility.

Decatur Total Return Fund. The investment objective of Decatur Total Return Fund is to seek to achieve long-term growth. It seeks to achieve its objective by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. The Decatur Total Return Fund seeks to provide shareholders with a current return while allowing them to participate in the capital gains potential associated with equity investments.

         The Decatur Total Return Fund generally invests in common stocks and income-producing securities that are convertible into common stocks. The Manager looks for securities having a better dividend yield than the average of the Standard & Poor's ("S&P") 500 Stock Index, as well as capital gains potential.

         All available types of appropriate securities are under continuous study. The Decatur Total Return Fund may invest in all classes of securities, bonds and preferred and common stocks in any proportion deemed prudent under existing market and economic conditions. In seeking to obtain its objective, the Decatur Total Return Fund may hold securities for any period of time. For temporary, defensive purposes, it may hold a substantial portion of its assets in cash or short-term obligations.

         Income-producing convertible securities include preferred stock and debentures that pay a stated or variable interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow the Decatur Total Return Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates, as well as factors affecting the market value of the underlying common stock.

DelCap Fund. The investment objective of DelCap Fund is long-term capital appreciation. DelCap Fund's strategy is to invest primarily in common stocks that, in the judgment of the Manager, are of superior quality and in securities that are convertible into such common stocks. DelCap Fund will attempt to achieve its objective by purchasing securities issued by companies whose earnings the Manager believes will grow more rapidly than the average of those listed in the S&P 500 Stock Index. The Manager's emphasis will be on the securities of companies that, in its judgment, have the characteristics supporting such earnings growth. This judgment will be based on, among other things, the financial strength of the company, the expertise of its management, the growth potential of the company within the industry and the growth potential of the industry itself. The focus will be on those securities of companies the Manager believes have established themselves within their industry while maintaining growth potential.

         While the Manager believes its objective may best be achieved by investing in common stock, DelCap Fund may also invest in other securities including, but not limited to, convertible securities, warrants, preferred stock, bonds and foreign securities. Any specific investment will be dependent upon the judgment of the Manager. DelCap Fund may make foreign investments through the purchase and sale of sponsored or unsponsored ADRs.

Devon Fund. The investment objective of Devon Fund is to seek current income and capital appreciation. The Devon Fund will seek to achieve its objective by investing primarily in income-producing common stocks, with a focus on common stocks that the Manager believes have the potential for above average dividend increases over time. Under normal circumstances, the Devon Fund will generally invest at least 65% of its total assets in dividend paying common stocks.

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




         In selecting stocks for the Devon Fund, the Manager will focus primarily on dividend paying common stocks issued by companies with market capitalizations in excess of $100 million, but is not precluded from purchasing shares of companies with market capitalizations of less than $100 million. In seeking stocks with potential for above average dividend increases, the Manager will consider such factors as the historical growth rate of a dividend, the frequency of prior dividend increases, the issuing company's potential to generate cash flows, and the price/earnings multiple of the stock relative to the market. The Manager will generally avoid stocks that it believes are overvalued and may select stocks with current dividend yields that are lower than the current yield of the Standard & Poor's 500 Stock Index ("S&P 500") in exchange for anticipated dividend growth.

         While the Manager believes that the Devon Fund's objective may best be attained by investing in common stocks, the Devon Fund may also invest in other securities including, but not limited to, convertible and preferred securities, rights and warrants to purchase common stock, and various types of fixed-income securities, such as U.S. government and government agency securities, corporate debt securities and bank obligations, and may also engage in futures transactions. The Devon Fund may also invest in foreign securities.

Small Cap Value Fund. The investment objective of Small Cap Value Fund is capital appreciation. The strategy will be to invest primarily in common stocks and securities convertible into common stocks which, in the opinion of the Manager, have market values which appear low relative to their underlying value or future earnings and growth potential. Small Cap Value Fund is designed primarily for capital appreciation; providing current income is not an objective. Any income produced is expected to be minimal.

         Securities will be purchased that the Manager believes to be undervalued in relation to asset value or long-term earning power of the companies. The Manager may also invest in securities of companies where current or anticipated favorable changes within a company provide an opportunity for capital appreciation. The Manager's emphasis will be on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market.

         While not a fundamental policy, under normal market conditions the Small Cap Value Fund intends to invest at least 65% of its net assets in securities issued by small cap companies, those currently having a market capitalization generally of less than $1.5 billion. As a general matter, small cap companies may have more limited product lines, markets and financial resources than large cap companies. In addition, securities of small cap companies, generally, may trade less frequently (and with a lesser volume), may be more volatile and may be somewhat less liquid than securities issued by larger capitalization companies.

         The Manager will consider the financial strength of the company, the nature of its management and any developments affecting the security, the company or the industry. Securities may be out of favor due to a variety of factors, such as lack of an institutional following, or unfavorable developments affecting the issuer of the securities, such as poor earning reports, dividend reductions or cyclical economic or business conditions. Other securities considered by the Manager would include those of companies where current or anticipated favorable changes such as a new product or service, technological breakthrough, management change, projected takeovers, changes in capitalization or redefinition of future corporate operations provide an opportunity for capital appreciation. The Manager will also consider securities where trading patterns suggest that significant positions are being accumulated by officers of the company, outside investors or the company itself. The Manager feels it may uncover situations where those who have a vested interest in the company feel the securities are undervalued and have appreciation potential.

         While the Manager believes that Small Cap Value Fund's objective may best be attained by investing in common stocks, it may also invest in other securities including, but not limited to, convertible

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




securities, warrants, preferred stocks, bonds and foreign securities. Although it is expected to receive relatively less emphasis, Small Cap Value Fund may also invest in fixed-income securities without regard to a minimum grade level in pursuit of its objective where there are favorable changes in a company's earnings or growth potential or where general economic conditions and the interest rate environment provide an opportunity for declining interest rates and consequent appreciation in these securities. Lower rated high yield, high risk bonds are sometimes referred to as "junk bonds." The strategies employed are dependent upon the judgment of the Manager.

         If the Manager believes that market conditions warrant, Small Cap Value Fund may employ options strategies. Small Cap Value Fund may write covered call options on individual issues as well as write call options on stock indices. It may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and Small Cap Value Fund's portfolio as well as the price movement of individual securities. Small Cap Value Fund does not currently intend to write or purchase stock index options. While there is no limit on the amount of Small Cap Value Fund's assets which may be invested in covered call options, it will not invest more than 2% of its net assets in put options. Small Cap Value Fund will only use exchange-traded options. It may enter into futures contracts and buy and sell options on futures contracts relating to securities, securities indices or interest rates.

         Although it will receive relatively minor emphasis in pursuit of its objective, Small Cap Value Fund may also purchase, at times, lower rated or unrated corporate bonds without regard to a grade minimum, which may be considered speculative and may increase the portfolio's credit risk. Although Small Cap Value Fund will not ordinarily purchase bonds rated below B by Moody's or S&P (i.e., high-yield, high-risk fixed-income securities), it may do so if the Manager believes that capital appreciation is likely. Small Cap Value Fund will not invest more than 25% of its net assets in bonds rated below B. Investing in such lower rated debt securities may involve certain risks not typically associated with higher rated securities. Such bonds, commonly referred to as "junk bonds," are considered very speculative and may possibly be in default or have interest payments in arrears.

Trend Fund. The investment objective of Trend Fund is long-term capital appreciation. The strategy is to invest primarily in the common stocks and securities convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. Income is not an objective of Trend Fund.

         Trend Fund will seek to identify changing and dominant trends within the economy, the political arena and our society. It will purchase securities which the Manager believes will benefit from these trends and which have the fundamentals to exploit them. The fundamentals include managerial skills, product development and sales and earnings.

         Trend Fund may purchase privately placed securities the resale of which is restricted under applicable securities laws. Such securities may offer a higher return than comparably registered securities but involve some additional risk as they can be resold only in privately negotiated transactions,

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




in accordance with an exemption from the registration requirements under applicable securities laws or after registration.

          Trend Fund may invest in repurchase agreements, but will not normally do so except to invest excess cash balances. Trend Fund may also invest in foreign securities. For hedging purposes, Trend Fund may engage in options activity and enter into futures contracts and options on futures contracts.

U.S. Growth Fund. The U.S. Growth Fund's fundamental investment objective is to seek to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. The Manager or sub-adviser, Lynch & Mayer, Inc. ("Lynch & Mayer"), an affiliate of the Manager, will seek investments in companies of all sizes that the Manager or sub-adviser believes have earnings that may be expected to grow faster than the U.S. economy in general. Such companies may offer the possibility of accelerated earnings growth because of management changes, new products or structural changes in the economy. In addition, those companies with relatively high rates of return on invested capital may be able to finance future growth from internal sources. Income derived from securities in such companies will be only an incidental consideration of U.S. Growth Fund.

         The U.S. Growth Fund intends to invest primarily in common stocks believed by the Manager or sub-adviser to have appreciation potential. However, common stock is not always the class of security that provides the greatest possibility for appreciation. The U.S. Growth Fund may invest up to 35% of its assets in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock. The U.S. Growth Fund may also invest up to 10% of its assets in securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P") if, in the opinion of the Manager or sub-adviser, doing so would further U.S. Growth Fund's objective. Lower-rated or unrated securities, commonly referred to as "junk bonds," are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. The U.S. Growth Fund may invest up to 20% of its assets in foreign securities.

INTERNATIONAL EQUITY FUNDS

         As described below, the following Underlying Funds invest primarily in equity securities of companies located or conducting their business primarily in foreign countries.

Emerging Markets Fund. The investment objective of Emerging Markets Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of issuers located or operating in emerging countries. Under normal circumstances, at least 65% of Emerging Market's Fund's assets will be invested in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three different emerging market countries. It will attempt to achieve its objective by investing in a broad range of equity securities, including common stocks, preferred stocks, convertible securities and warrants issued by companies located or operating in emerging countries. It is managed by Delaware International Advisers Ltd. ("Delaware International"), an affiliate of the Manager.


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         Emerging Markets Fund considers an "emerging country" to be any country which is generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. In addition, any country that is included in the IFC Free Index or MSCI EMF Index will be considered to be an "emerging country." As of the date of this Prospectus, there are more than 130 countries which, in Delaware International's judgment, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Within this group of developing or emerging countries are included almost every nation in the world, except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe.

         Currently, investing in many emerging countries is not feasible, or may, in Delaware International's opinion, involve unacceptable political risks. Emerging Markets Fund will focus its investments in those emerging countries where Delaware International considers the economies to be developing strongly and where the markets are becoming more sophisticated. Delaware International believes that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may particularly benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets in such countries.

         In considering possible emerging countries in which Emerging Markets Fund may invest, Delaware International will place particular emphasis on certain factors, such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. It is currently anticipated that the countries in which Emerging Markets Fund may invest will include, but not be limited to, Argentina, Brazil, Chile, China, Columbia, Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Kenya, Korea, Malaysia, Mexico, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. As markets in other emerging countries develop, Delaware International expects to expand and further diversify the countries in which the Emerging Markets Fund invests.

         Although not an exclusive list of criteria to be considered by Delaware International, an emerging country equity security is one issued by a company that, in the opinion of Delaware International, exhibits one or more of the following characteristics: (i) its principal securities trading market is an emerging country, as defined above; (ii) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. Determinations as to eligibility will be made by Delaware International based on publicly available information and inquiries made of the companies.

         Emerging Markets Fund may invest in Depositary Receipts, and in both open-end and listed or unlisted closed-end investment companies, as well as unregistered investment companies. The Emerging Markets Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.


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




         The Emerging Markets may invest up to 35% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by Delaware International to be of equivalent quality and which present special investment risks. Such securities are commonly referred to as "junk bonds." Emerging Markets Fund may also invest in Brady Bonds and zero coupon securities.

International Equity Fund. The investment objective of the International Equity Fund is to achieve long-term growth without undue risk to principal. It seeks to achieve this objective by investing primarily in securities that provide the potential for capital appreciation and income. As an international fund, International Equity Fund may invest in securities issued in any currency and may hold foreign currency. Under normal circumstances, at least 65% of International Equity Fund's assets will be invested in the securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU"). International Equity Fund is managed by Delaware International.

         International Equity Fund will attempt to achieve its objective by investing in a broad range of equity securities including common stocks, preferred stocks, convertible securities and warrants. Delaware International will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar.

         With a dividend discount analysis, Delaware International looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Delaware International uses this technique to attempt to compare the value of different investments. With a purchasing power parity approach, Delaware International attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. International Equity Fund may also invest in sponsored or unsponsored ADRs or EDRs.

         While International Equity Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which International Equity Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia, Hong Kong, and Singapore/Malaysia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment International Equity Fund may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

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         Although International Equity Fund values its assets daily in terms of
U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. International Equity Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). The International Equity Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. The International Equity Fund also may purchase and write put and call options on foreign currencies (trade on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by International Equity Fund and against increases in the U.S. dollar cost of such securities to be acquired.

International Small Cap Fund. The investment objective of International Small Cap Fund is to achieve long-term capital appreciation. This Fund seeks to achieve its objective by investing primarily in equity securities of smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. International Small Cap Fund is an international fund. Under normal circumstances, at least 65% of International Small Cap Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries outside of the United States. The current market capitalization of the companies in which International Small Cap Fund intends to invest primarily generally will be $1.5 billion or less (at the time of purchase). International Small Cap Fund is managed by Delaware International.

         The equity securities in which International Small Cap Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. International Small Cap Fund may also invest in foreign companies through sponsored or unsponsored American Depositary Receipts, European Depositary Receipts or Global Depositary Receipts ("Depositary Receipts"), which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. By focusing on smaller, non-U.S. companies, International Small Cap Fund seeks to identify equity securities of emerging and other growth-oriented companies which in the opinion of Delaware International, are responsive to changes within their markets, and have the fundamental characteristics to support growth. Delaware International will seek to identify changing and dominant trends within the relevant markets, and will purchase securities of companies which it believes will benefit from these trends. In addition, Delaware International will consider the financial strength of the company, the nature of its management, and any developments affecting the company or its industry. Delaware International may invest in smaller capitalization companies that may be temporarily out of favor or overlooked by securities analysts and whose value, therefore, may not yet be fully recognized by the market. See Special Risk Considerations Small Company Investment Risks.

         While International Small Cap Fund may purchase securities in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which International Small Cap Fund may invest will include, but not be limited to, Canada, Germany, the United

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Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Japan, Australia,
Hong Kong and Singapore/Malaysia as well as Indonesia, Korea, the Philippines, Taiwan and Thailand. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. See Investment Company Securities under Other Investment Policies and Risk Considerations.

         In selecting investments for International Small Cap Fund, Delaware International will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. Delaware International uses the dividend discount analysis to compare the value of different investments. Using this technique, Delaware International looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. With a purchasing parity approach, Delaware International attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.

         International Small Cap Fund may invest in both open-end and listed or unlisted closed-end investment companies, as well as unregistered investment companies. See Investment Company Securities under Other Investment Policies and Risk Considerations. International Small Cap Fund may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.

         International Small Cap Fund may invest up to 15% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by Standard & Poor's Ratings Group ("S&P") and Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are considered by Delaware International to be of equivalent quality and which present special investment risks. International Small Cap Fund may also invest in Brady Bonds.
See High Yield, High Risk Securities and Special Risk Considerations.

         For temporary defensive purposes, International Small Cap Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, International Small Cap Fund may invest in U.S. fixed-income markets when Delaware International believes that the global equity markets are excessively volatile or overvalued so that International Small Cap Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by Delaware International. International Small Cap Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.


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New Pacific Fund. New Pacific Fund's investment objective is to seek to maximize long-term capital appreciation by investing primarily in equity securities of companies domiciled or having their principal business activities in countries located in the Pacific Basin. John Govett & Company Limited ("John Govett") serves as sub-adviser for New Pacific Fund.

         The New Pacific Fund will invest in companies of varying size, measured by assets, sales and capitalization. It will invest in companies in one or more of the following Pacific Basin countries: Australia, Pakistan, China, Philippines, Hong Kong, Singapore, India, South Korea, Indonesia, Sri Lanka, Japan, Taiwan, Malaysia, Thailand, and New Zealand.

         New Pacific Fund may invest in companies located in other countries or regions in the Pacific Basin as those economies and markets become more accessible. While New Pacific Fund will generally have investments in companies located in at least three different countries or regions, it may from time to time have investments only in one or a few countries or regions.

         New Pacific Fund invests in common stock and may invest in other securities with equity characteristics, consisting of trust or limited partnership interests, preferred stock, rights and warrants. It may also invest in convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. New Pacific Fund may invest in securities listed on foreign or domestic securities exchanges and securities traded in foreign and domestic over-the-counter markets and may invest in restricted or unlisted securities.

         Under normal circumstances, at least 65% of New Pacific Fund's assets will be invested in equity securities of foreign issuers located in the Pacific Basin. It may invest in securities of companies located in, or governments of, developing countries within the Pacific Basin. New Pacific Fund may invest up to 35% of its assets in securities of U.S. issuers. In addition, it may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses and liquidity requirements.

FIXED INCOME FUNDS

         As described below, the following Underlying Funds invest primarily in fixed income securities.

Delchester Fund. The investment objective of the Delchester Fund is to seek the highest current income which the Manager believes is consistent with prudent investment management. The strategy is to invest primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. Delchester Fund will invest at least 80% of its assets at the time of purchase in:

         (1) Corporate Bonds. Delchester Fund will invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds;

         (2) Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

         (3) Commercial paper of companies rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody's.


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         Delchester Fund must invest the remaining assets, if any, in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants.

         In the long run, Delchester Fund's assets are expected to be invested primarily in unrated corporate bonds and bonds rated BBB or lower by S&P or Baa or lower by Moody's and in unrated corporate bonds. See Appendix A to this Prospectus for more rating information. Investing in these so-called "junk" or "high-yield" bonds entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade bonds. Such bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds.

Global Bond Fund. The investment objective of it Global Bond Fund is to achieve current income consistent with the preservation of investors' principal. It seeks to achieve this objective by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. As is a global fund, under normal circumstances, at least 65% of its assets will be invested in the fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. Global Bond Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the ECU. Global Bond Fund is managed by Delaware International.

         Global Bond Fund will attempt to achieve its objective by investing at least 65% of its assets in a broad range of fixed-income securities, including foreign and U.S. government securities and debt obligations of foreign and U.S. companies which are generally rated A or better by S&P or Moody's, or if unrated, are deemed to be of comparable quality by Delaware International. It may also invest in zero coupon bonds and in the debt securities of supranational entities denominated in any currency. Generally, the value of fixed-income securities moves inversely to the movement of market interest rates. The value of Global Bond Fund's portfolio securities and, thus, an investor's shares will be affected by changes in such rates.

         Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank. For increased safety, Global Bond Fund currently anticipates that a large percentage of its assets will be invested in U.S. and foreign government securities and securities of supranational entities.

         With respect to U.S. government securities, Global Bond Fund may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States. Direct

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obligations of the U.S. government which are available for purchase by the
Global Bond Fund include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These obligations differ mainly in interest rates, maturities and dates of issuance. Agencies whose obligations are backed by the full faith and credit of the United States include the Farmers Home Administration, Federal Financing Bank and others.

         With respect to securities issued by foreign governments, their agencies, instrumentalities or political subdivisions, the Global Bond Fund will generally invest in such securities if they have been rated AAA or AA by S&P or Aaa or Aa by Moody's or, if unrated, have been determined by Delaware International to be of comparable quality. Global Bond Fund may also invest in sponsored or unsponsored American Depositary Receipts or European Depositary Receipts. While Global Bond Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, or emerging market countries, it is currently anticipated that the countries in which Global Bond Fund may invest will include, but not be limited to, Canada, Germany, the United Kingdom, France, the Netherlands, Belgium, Spain, Switzerland, Ireland, Denmark, Portugal, Italy, Austria, Norway, Sweden, Finland, Luxembourg, Japan and Australia. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. Any investment Global Bond Fund may make in other investment companies is limited in amount by the 1940 Act and would involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

         From time to time, the Global Bond Fund may find opportunities to pursue its objective outside of the fixed-income markets, but in no event will such investments exceed 5% of Global Bond Fund's net assets. Global Bond Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). It may invest no more than 10% of the value of its net assets in illiquid securities. Global Bond Fund will not concentrate its investments in any particular industry, which means that it will not invest 25% or more of its total assets in any one industry.

         It is anticipated that the average weighted maturity of the portfolio will be in the five-to-ten year range. If, however, Delaware International anticipates a declining interest rate environment, the average weighted maturity may be extended past ten years. Conversely, if Delaware International anticipates a rising rate environment, the average weighted maturity may be shortened to less than five years.

         In order to attempt to protect Global Bond Fund's investments from interest rate fluctuations, it may engage in interest rate swaps. Global Bond Fund intends to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange by Global Bond Fund with another party of their respective rights to receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if Global Bond Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect Global Bond Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.


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         Global Bond Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with Global Bond Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for non-speculative purposes and not for the purpose of leveraging its investments, Delaware International and Global Bond Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of Global Bond Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Custodian Bank. If Global Bond Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of Global Bond Fund's obligations with respect to the swap.

Limited-Term Government Fund. Limited-Term Government Fund seeks to provide a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity. It seeks to do this by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. Limited-Term Government Fund may also invest up to 20% of its assets in corporate notes and bonds, certificates of deposit and obligations of both U.S. and foreign banks, commercial paper and certain asset-back securities. Limited-Term Government Fund is not a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates. Limited-Term Government Fund is designed for greater stability of income at a relatively higher level; consequently, the principal value will fluctuate over time.

         The level of income will vary depending on interest rates and the portfolio. However, since longer term rates are generally less volatile than short-term rates, the level of income for Limited-Term Government Fund may tend to be less volatile than, for example, a money market fund. Limited-Term Government Fund attempts to provide yields higher than those available in money market funds or bank money market accounts by extending its portfolio maturities. By extending average maturity, Limited-Term Government Fund seeks higher income than may be available from money market securities but may also experience greater principal fluctuation.

          Limited-Term Government Fund seeks to reduce the effects of interest rate volatility on principal by keeping the average effective maturity (as that term is defined in Part B) to no more than five years. If in the judgment of the Manager rates are low, it will tend to shorten the average effective maturity to three years or less. Conversely, if in its judgment rates are high, it will tend to extend the average effective maturity to as high as five years. The Manager will increase the proportion of short-term instruments when short-term yields are higher. The Manager may purchase individual securities with a remaining maturity of up to fifteen years.


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          Limited-Term Government Fund will invest primarily in securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes), its agencies (e.g., Federal Housing Administration) or instrumentalities (e.g., Federal Home Loan Bank) or government-sponsored corporations (e.g., Federal National Mortgage Association), as well as repurchase agreements and publicly- and privately-issued mortgage-backed securities collateralized by such securities. It may invest up to 20% of its assets in: (1) corporate notes and bonds rated A or above; (2) certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars; (3) commercial paper rated P-1 by Moody's and/or A-1 by S&P's and (4) securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's).

         To achieve its objective, Limited-Term Government Fund may use certain hedging techniques at the Manager's discretion to protect it's principal value. Limited-Term Government Fund may purchase put options, write secured put options, write covered call options, purchase call options and enter into closing transactions. It may also invest in futures contracts and options on such futures contracts subject to certain limitations.

         Limited-Term Government Fund may invest up to 35% of its assets in securities issued by certain private, nongovernment corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). Limited-Term Government Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, and receivables on automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's).

          Limited-Term Government Fund may also use repurchase agreements which are at least 100% collateralized by securities in which Limited-Term Government Fund can invest directly. Repurchase agreements may be used to invest cash on a temporary basis. Limited-Term Government Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions. Limited-Term Government Fund may invest in restricted securities, including Rule 144A securities. Limited-Term Government may invest no more than 10% of the value of its net assets in illiquid securities.

U.S. Government Fund. The objective of U.S. Government Fund is high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. These include securities issued or backed by U.S. government agencies and government-sponsored corporations which may not be backed by the full faith and credit of the U.S. government, such as the Export-Import Bank, Federal Housing Authority, Federal National Mortgage Association and Federal Home Loan Banks and mortgage-backed securities issued by non-government entities but collateralized by securities of the U.S. government, its agencies and

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instrumentalities. The weighted average maturity will be approximately 10 years.
Although these securities are issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, the market value of these securities, upon which daily net asset value is based, may fluctuate and is not guaranteed.

         U.S. government securities include U.S. Treasury securities consisting of Treasury Bills, Treasury Notes and Treasury bonds. Some of the other government securities in which U.S. Government Fund may invest include securities of the Federal Housing Administration, the Government National Mortgage Association, the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such securities usually range from three months to 30 years.

         U.S. Government Fund may also invest up to 20% of its assets in: (1) corporate notes and bonds rated A or above; (2) certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars; (3) commercial paper rated P-1 by Moody's and/or A-1 by S& P; and (4) asset-backed securities rated Aaa by Moody's or AAA by S&P.

         U.S. Government Fund may invest in certificates of the Government National Mortgage Association ("GNMA"). GNMA Certificates are mortgage-backed securities. It may also invest in securities issued by certain private, non-government corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). U.S. Government Fund may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's).

         U.S. Government Fund may use repurchase agreements which are at least 100% collateralized by securities in which it can invest directly. Repurchase agreements may be used to invest cash on a temporary basis. U.S. Government Fund may purchase put options, write secured put options, write covered call options, purchase call options and enter into closing transactions. It may invest in futures contracts and options on such futures contracts subject to certain limitations. U.S. Government Fund may invest in restricted securities, including Rule 144A securities. U.S. Government Fund may invest no more than 10% of the value of its net assets in illiquid securities. U.S. Government Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

MONEY MARKET FUNDS

         As described below, the following Underlying Funds invest primarily in money market instruments.


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Cash Reserve Fund. As a money market fund, Cash Reserve Fund's investment objective is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing at least 80% of its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant $10 per share value. While Cash Reserve Fund will make every effort to maintain a fixed net asset value of $10 per share, there can be no assurance that this objective will be achieved.

         Cash Reserve Fund limits its investments to those which its Board of Directors has determined present minimal credit risks and are of high quality and which will otherwise meet the maturity, quality and diversification conditions with which taxable money market funds must comply.

         Cash Reserve Fund's investments include securities issued or guaranteed by the U.S. government (e.g., Treasury Bills and Notes) or by the credit of its agencies or instrumentalities (e.g., Federal Housing Administration and Federal Home Loan Bank). It may invest in the certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. It also may purchase commercial paper and other corporate obligations; if such a security or, as relevant, its issuer, is considered to be rated, at the time of the proposed purchase, it or, as relevant, its issuer, must be so rated in one of the two highest rating categories (e.g., for commercial paper, A-2 or better by S&P and P-2 or better by Moody's; and, for other corporate obligations, AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Appendix A describes the ratings of S&P and Moody's.

         Cash Reserve Fund maintains an average maturity of not more than 90 days. Also, it does not purchase any instruments with an effective remaining maturity of more than 13 months. Cash Reserve Fund intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value. If there were a national credit crisis, an issuer were to become insolvent or interest rates were to rise, principal values could be adversely affected. Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.

U.S. Government Money Fund. As a money market fund, the U.S. Government Money Fund's investment objective is to provide maximum current income, while preserving principal and maintaining liquidity. It seeks to do this by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such permitted investments. All securities purchased by U.S. Government Money Fund mature within 13 months from the date of purchase, although repurchase agreements may be collateralized by securities maturing in more than 13 months. U.S. Government Money Fund maintains an average maturity of not more than 90 days.

         U.S. Government Money Fund limits its investments to those which the Board of Directors has determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must

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comply. U.S. Government Money Fund attempts to manage the portfolio to maintain a constant net asset value of $1.00 per share. While U.S. Government Money Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved. U.S. Government Money Fund intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons. These reasons include: to shorten or lengthen the average maturity, to increase the yield, to maintain the quality of the portfolio or to maintain a stable share value.

         U.S. Government Money Fund's investments include direct obligations issued by the U.S. Treasury which include bills, notes and bonds which differ from each other principally in interest rates, maturities and dates of issuance. These issues, plus some federal agency obligations, are guaranteed by the full faith and credit of the U.S. government. Examples include Federal Housing Administration, Farmers Home Administration, Government National Mortgage Association and Export-Import Bank of the United States. Other federal agency obligations only have the guarantee of the agency. Examples include Federal Home Loan Banks, Federal Land Banks, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority and the International Bank for Reconstruction and Development. Although obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on such obligations is generally backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees, or to the backing solely of the issuing agency or instrumentality itself.

         U.S. Government Money Fund may invest up to 10% of its assets, together with any other illiquid investments, in fully-insured deposits maturing in 60 days or less from members of the FDIC. U.S. Government Money Fund may also use repurchase agreements which are at least 100% collateralized by securities in which it can invest directly. Repurchase agreements may be used to invest cash on a short-term basis. Under a repurchase agreement, U.S. Government Money Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, U.S. Government Money Fund could experience delays and losses in liquidating the securities. To minimize this possibility, it considers the creditworthiness of banks and dealers when entering into repurchase agreements. U.S. Government Money Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions, but it does not presently intend to do so. U.S. Government Money Fund may invest in restricted securities, including Rule 144A securities. U.S. Government Money Fund may invest no more than 10% of the value of its net assets in illiquid securities. The Manager determines whether or not individual Rule 144A Securities are liquid for purposes of the U.S. Government Money Fund's 10% limitation on investments in illiquid assets.

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CLASSES OF SHARES

         The Distributor serves as the national distributor for each Portfolio. Shares of the Classes may be purchased directly by contacting a Portfolio or its agent or through authorized investment dealers. All purchases of shares of each Class are at net asset value. There is no front-end or contingent deferred sales charge.

         INVESTMENT INSTRUCTIONS GIVEN ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES CONSIDERING PURCHASING SHARES OF THE CLASSES AS PART OF THEIR RETIREMENT PROGRAM SHOULD CONTACT THEIR EMPLOYER FOR DETAILS.

         Shares of each Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

CLASS A SHARES CLASS B SHARES AND CLASS C SHARES

         In addition to offering Institutional Class Shares, each Portfolio also offers Class A Shares, Class B Shares and Class C Shares, which are described in a separate prospectus. Class A Shares, Class B Shares and Class C Shares may be purchased through authorized investment dealers or directly by contacting a Portfolio or the Distributor. Class A Shares carry a front-end sales charge and have annual 12b-1 expenses equal to a maximum of 0.30%. The maximum front-end sales charge as a percentage of the offering price is 4.75% and is reduced on certain transactions of $100,000 or more. Class B and Class C Shares have no front-end sales charge but are subject to annual 12b-1 expenses equal to a maximum of 1%. Shares of Class B and C and certain shares of Class A may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address on the cover of this Prospectus or by calling 800-523-4640.



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HOW TO BUY SHARES

         Each Portfolio makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Classes.

INVESTING DIRECTLY BY MAIL

1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the specific Portfolio and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Portfolio and Class selected. Your check should be identified with your name(s) and account number.

INVESTING DIRECTLY BY WIRE

         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Fund's Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the specific Portfolio and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

INVESTING BY EXCHANGE

         If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Classes, you may write and authorize an exchange of part or all of your investment into a Portfolio. However, Class B Shares and Class C Shares of the Portfolios and the Class B Shares and the Class C Shares of the other funds in the Delaware Group offering such classes of shares may not be exchanged into the Classes. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.

INVESTING THROUGH YOUR INVESTMENT DEALER

         You can make a purchase of Portfolio shares through most investment dealers who, as part of the service they provide, must promptly transmit orders to the Portfolios. They may charge for this service.

PURCHASE PRICE AND EFFECTIVE DATE

         The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


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




         The effective date of a purchase is the date the order is received by a Portfolio, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

THE CONDITIONS OF YOUR PURCHASE

         Each Portfolio reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Portfolio can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Portfolio reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Portfolio also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.



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REDEMPTION AND EXCHANGE

         REDEMPTION AND EXCHANGE REQUESTS MADE ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES SHOULD THEREFORE CONTACT THEIR EMPLOYER FOR DETAILS.

         Your shares will be redeemed or exchanged based on the net asset value next determined after a Portfolio receives your request in good order. For example, redemption and exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your Class account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling a Portfolio at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Each Portfolio will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Portfolio will honor redemption requests as to shares for which a check was tendered as payment, but no Portfolio will mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Portfolio reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         Shares of the Classes may be exchanged into any other Delaware Group mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Classes, such exchange will be exchanged at net asset value. Shares of the Classes may not be exchanged into the Class B Shares or Class C Shares of the funds in the Delaware Group. Each Portfolio may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Various redemption and exchange methods are outlined below. No fee is charged by a Portfolio or the Distributor for redeeming or exchanging your shares although, in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.


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         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the a Portfolio or its agent.

WRITTEN REDEMPTION AND EXCHANGE

         You can write to a Portfolio at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

         For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, a Portfolio requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. Each Portfolio reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. Each Portfolio may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order.

         You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

TELEPHONE REDEMPTION AND EXCHANGE

         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify a Portfolio in writing that you do not wish to have such services available with respect to your account. Each Portfolio reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Portfolio by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither a Portfolio nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Portfolio will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, a Portfolio or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging

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




shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION-CHECK TO YOUR ADDRESS OF RECORD

         You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

TELEPHONE REDEMPTION-PROCEEDS TO YOUR BANK

         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

TELEPHONE EXCHANGE

         You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.


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DIVIDENDS AND DISTRIBUTIONS

         The Income and Balanced Portfolios will normally make payments from net investment income, if any, on a quarterly basis. The Growth Portfolio will normally make payments from net investment income, if any, on a annual basis. Payments from net realized securities profits of a Portfolio, if any, will normally be distributed annually in the quarter following the close of the fiscal year.

         Each class of each Portfolio will share proportionately in the investment income and expenses of that Portfolio, except that a Class will not incur any distribution fees under the 12b-1 Plans which apply to Class A, B and C Shares.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

         Each Portfolio has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Portfolio will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         Each Portfolio intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice from the Portfolio to the Portfolio's shareholders.

         Distributions paid by a Portfolio from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in that Portfolio. The Portfolios do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Portfolio management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolios and received by the shareholder on December 31 of the year declared.

         The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Portfolios and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Portfolio shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring a Portfolio's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in that Portfolio or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.


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




         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of each Portfolio are exempt from Pennsylvania county personal property taxes.

         Each year, the Trust will mail to you information on the tax status of each Portfolio's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Portfolio.

         The Trust is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Taxes in Part B for additional information on tax matters relating to each Portfolio and its shareholders.



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




CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

         The purchase and redemption price of each Class is the net asset value ("NAV") per share of Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The net asset values of all outstanding shares of each class of a Portfolio will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Portfolio represented by the value of shares of that class. All income earned and expenses incurred by a Portfolio will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Portfolio represented by the value of shares of such classes, except that the Institutional Class will not incur any of the expenses under the Trust's 12b-1 Plans and the Class A, Class B and Class C Shares of each Portfolio alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of a Portfolio will vary.



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MANAGEMENT OF THE PORTFOLIOS

TRUSTEES
         The business and affairs of the Trust are managed under the direction of its Board of Trustees. Part B contains additional information regarding the Trust's trustees and officers.

INVESTMENT MANAGER

         The Manager furnishes asset allocation services to each Portfolio.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On September 30, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International, were managing in the aggregate more than $00 billion in assets in the various institutional or separately managed (approximately $00 billion) and investment company (approximately $00 billion) accounts.

         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         The Manager manages each Portfolio's assets by allocating the Portfolio's assets among the Underlying Funds. Such management services include monitoring the Underlying Funds in order to determine whether they are investing their assets in a manner that is consistent with the asset classes targeted for investment by each Portfolio. The Manager also administers the Trust's affairs and pays the salaries of all the trustees, officers and employees of the Trust who are affiliated with the Manager. For these services, the Manager is paid an annual Asset Allocation Fee equal to 0.25% (currently waived to 0.10%) of average daily net assets of each of the Portfolios.

         Each Portfolio, as a shareholder in the Underlying Funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the Underlying Funds. The investment adviser, sub-adviser (where applicable) and the management fee (as an annual percentage of net assets before fee waivers) and expense ratio for the most recent fiscal year for each of the Institutional Class shares of the Underlying Funds are set forth below:

UNDERLYING FUND                  ADVISER                         SUB-ADVISER**           FEE RATE         EXPENSE RATIO
Aggressive Growth                Manager                                                 1.00%            0.90%(6)
Blue Chip                        Manager                         Vantage*                0.65%(1)         1.20%
Decatur Total Return             Manager                                                 0.57%(2)         0.81%
Delcap                           Manager                                                 0.75%            1.05%
Devon                            Manager                                                 0.60%(3)         0.95%(6)
Small Cap Value                  Manager                                                 0.75%            1.15%
Trend                            Manager                                                 0.75%            1.08%
U.S. Growth                      Manager                         Lynch & Mayer*          0.70%            1.50%(6)
Emerging Markets                 Delaware International*                                 1.25%            1.70%(6)
International Equity             Delaware International*                                 0.75%            1.55%(6)
International Small Cap          Delaware International*                                 1.25%            1.70%(6)
New Pacific                      Manager                         John Govett             0.80%            1.50%
Delchester                       Manager                                                 0.59%(4)         0.79%
Global Bond                      Delaware International*                                 0.75%            0.95%(6)
Limited-Term Gov't               Manager                                                 0.50%            0.78%
U.S. Government                  Manager                                                 0.60%            0.86%
Delaware Cash Reserve            Manager                                                 0.49%(5)         0.88%
U.S. Government Money            Manager                                                 0.50%            0.74%(6)

*    Affiliate of the Manager.

** Fees payable by the Manager to a Sub-Adviser have no effect on the management fees payable by an Underlying Fund.

1. Under the Investment Management Agreement for Blue Chip Fund, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion.

2. Under the Investment Management Agreement for Decatur Total Return Fund, the Manager is paid an annual fee equal to 0.60% on the first $500 million of average daily net assets, 0.575% on the next $250 million of average daily net assets and 0.55% on the average daily net assets in excess of $750 million, less all directors fees paid by the fund.

3. Under the Investment Management Agreement for Devon Fund, the Manager is paid an annual fee equal to 0.60% on the first $500 million of average daily net assets and 0.50% on the average daily net assets in excess of $500 million.

4. Under the Investment Management Agreement for Delchester Fund, the Manager is paid an annual fee equal to 0.60% on the first $500 million of average daily net assets, 0.575% on the next $250 million of average daily net assets and 0.55% on the average daily net assets in excess of $750 million, less all directors fees paid by the fund.

5. Under the Investment Management Agreement for Delaware Cash Reserve, the Manager is paid an annual fee equal to 0.50% on the first $500 million of average daily net assets, 0.475% on the next $250 million of average daily net assets, 0.45% on the next $250 million of average daily net assets, 0.425% on the next $250 million of average daily net assets, 0.375% on the next $250 million of average daily net assets, 0.325% on the next $250 million of average daily net assets, 0.30% on the next $250 million of average daily net assets and 0.275% on the average daily net assets in excess of $2 billion, less all directors fees paid by the fund.

6.  Reflects voluntary waivers and payments of fees by the investment manager.

PORTFOLIO MANAGER

         J. Paul Dokas serves as portfolio manager of each of the Portfolios. Mr. Dokas holds a BBA in Business from Loyola College and an MBA in Business from the University of Maryland. Prior to joining the Delaware Group in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a CFA charterholder.

PORTFOLIO TRADING PRACTICES

         No commissions are paid directly by the Portfolios upon the purchase or sale of Underlying Fund shares. The Portfolios normally will not invest for short-term trading purposes. However, each Portfolio may sell its shares of an Underlying Fund without regard to the length of time they have been held. The degree of portfolio activity may affect taxes payable by the Portfolios' shareholders to the extent that net capital gains are realized. Given the Portfolios' investment objectives, their annual portfolio turnover rates are not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments held by a Portfolio at the beginning of the year were replaced by the end of the year.

         Because the Manager must consider the interests of the Portfolios as well as those of the Underlying Funds, the Boards of Trustees/Directors of the Trust and the Underlying Funds have established Asset Allocation Guidelines ("Guidelines") for the Manager. Pursuant to these Guidelines, under normal market and economic conditions, the Portfolios' portfolio manager will seek to provide as much advance notice as is practical to the portfolio manager of an Underlying Fund of allocation transactions that may affect the Underlying Fund. In addition, the Portfolios' portfolio manager will normally attempt to avoid excessive allocation transactions involving any particular Underlying Fund in any one calendar quarter.

         A Portfolio uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research

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




services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, a Portfolio may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

PERFORMANCE INFORMATION

         From time to time, the Portfolios may quote total return performance of their respective Classes in advertising and other types of literature.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as relevant. Each Portfolio may also advertise aggregate and average total return information concerning a Class over additional periods of time.

         Because securities prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not a guarantee of future results.

DISTRIBUTION (12b-1) AND SERVICE

         The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Portfolios' shares under separate Distribution Agreements with the Trust.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Portfolios under an Agreement. The Transfer Agent also provides accounting services to the Portfolios pursuant to the terms of a separate Fund Accounting Agreement. Certain recordkeeping and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

         The trustees annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

EXPENSES
         Each Portfolio is responsible for all of its own expenses other than those borne by the Manager under the Asset Allocation Agreements and those borne by the Distributor under the Distribution Agreements.

SHARES
         The Trust is an open-end management investment company. Each Portfolio is non-diversified, as defined by the 1940 Act. Commonly known as a mutual fund, the Trust was organized as a Delaware Business Trust on October 00, 1997. The Trust currently offers three series of shares: the Income, Balanced and Growth Portfolios. Portfolio shares have a par value of $0.01, equal voting rights, except as noted below, and are equal in all other respects. Each Portfolio will vote separately on any matter

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which affects only that Portfolio. Shares of each Portfolio have a priority over shares of any other series of the Trust in the assets and income of that Portfolio.

         The Trust's shares have noncumulative voting rights, which means that the holders of more than 50% of the Trust's shares voting for the election of trustees can elect 100% of the trustees if they choose to do so. Under Delaware law and the Trust's Declaration of Trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of the Trust's outstanding shares may request that a special meeting be called to consider the removal of a trustee.

         Shares of each Class represent proportionate interests in the assets of the respective Portfolio and have the same voting and other rights and preferences as the other classes of that Portfolio, except that shares of the Institutional Classes are not subject to, and may not vote on, matters affecting the Distribution Plans under Rule 12b-1 relating to the Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of the Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, the Class B Shares of a Portfolio may vote on any proposal to increase materially the fees to be paid by that Portfolio under the 12b-1 Plan relating to the Class A Shares.



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OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

         Discussed below are other investment policies and risk considerations relating to the Underlying Funds. In addition, if the Trust receives an exemptive order from the SEC, each Portfolio may, to the extent consistent with its investment objectives, invest in any of the securities in which an Underlying Fund may invest and may pursue any of the same strategies as an Underlying Fund.

HIGH-YIELD, HIGH RISK SECURITIES

         The Delchester Fund will invest primarily in, and Decatur Total Return, U.S. Growth, Small Cap Value and Emerging Markets Funds may invest in, high risk, high yield securities, commonly known as "junk bonds." These securities entail the following risks:

         Youth and Volatility of the High-Yield Market. Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in an Underlying Fund's net asset value. At times in the past, uncertainty and volatility in the high-yield market resulted in volatility in certain Underlying Funds' net asset value.

         Redemptions. If, as a result of volatility in the high-yield market or other factors, an Underlying Fund experiences substantial net redemptions of the Underlying Fund's shares for a sustained period of time (i.e., more shares are redeemed than are purchased), it may be required to sell securities without regard to the investment merits of the securities to be sold. If the Underlying Fund sells a substantial number of securities to generate proceeds for redemptions, its asset base will decrease and its expense ratio may increase.

         Liquidity and Valuation. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions which dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse affect on an Underlying Fund's ability to dispose of particular issues, when necessary, to meet it's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role

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in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. Such Underlying Fund's privately placed high-yield securities are particularly susceptible to the liquidity and valuation risks outlined above.

         Legislative and Regulatory Action and Proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield bonds. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield bonds used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield bonds as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for the Portfolio to attain its investment objective.

         Zero Coupon Bonds and Pay-in-Kind Bonds. Global Bond, Delchester and Emerging Markets may invest in zero coupon bonds or pay-in-kind ("PIK) bonds. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Underlying Fund. For example, an Underlying Fund accrues, and is required to distribute to shareholders, income on its zero coupon bonds. However, the Underlying Fund may not receive the cash associated with this income until the bonds are sold or mature. If the Underlying Fund did not have sufficient cash to make the required distribution of accrued income, the it could be required to sell other securities in its portfolio or to borrow to generate the cash required.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
         Consistent with their respective objectives, Aggressive Growth, Blue Chip, Decatur Total Return, U.S. Growth, Devon and New Pacific Funds may invest in U.S. government securities and corporate debt obligations on a when-issued or delayed delivery basis. Such transactions involve commitments to buy a new issue with settlement up to 60 days later. The average settlement date for when-issued or delayed delivery securities purchased by such Underlying Funds is generally between 30 and 45 days. During the time between the commitment and settlement, an Underlying Fund does not accrue interest, but the market value of the bonds may fluctuate. This can result in the Underlying Fund's share value increasing or decreasing. The Underlying Funds will not ordinarily sell when-issued or delayed delivery securities prior to settlement. If an Underlying Funds invest in securities of this type, they will maintain a segregated account to pay for them and mark the account to market daily.


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MORTGAGE-BACKED SECURITIES

         Devon, U.S. Government and Limited-Term Government Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations or those issued by certain private, non-government corporations, such as financial institutions. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

         CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Such private-backed securities may be 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities (so-called "agency mortgage-backed securities") or may not be so collateralized (so-called "non-agency mortgage-backed securities"). The aforementioned Underlying Funds may invest in agency and non-agency mortgage-backed securities. Non-agency mortgage-backed securities may comprise up to 20% of such Underlying Funds' respective assets, but all non-agency mortgage-backed securities must (i) be rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's")) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages or other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than the market for other CMOs and REMICs.

ASSET-BACKED SECURITIES

     Devon, U.S. Government, Limited-Term Government and Delaware Cash Reserve Funds may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. For these Underlying Funds, all such securities must be rated in one of the four highest rating categories by a reputable rating agency (e.g., BBB or better by S&P or Baa or better by Moody's). It is Cash

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Reserve 's current policy to limit asset-backed investments to those rated in the highest rating category by a reputable rating agency (e.g., AAA by S&P or Aaa by Moody's) and represented by interests in credit card receivables, wholesale dealer floor plans, home equity loans and automobile loans.

         Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

         The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. See Mortgage-Backed Securities, above. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases ever established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

REITs
         Devon Fund may invest in REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act.

FOREIGN SECURITIES AND FOREIGN CURRENCY TRANSACTIONS

         The Underlying Funds in the International Equity category invest their assets primarily in securities of foreign issuers, and the Global Bond Fund will invest at least 65% of its assets in fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which may be the United States. Blue

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Chip, Devon, DelCap and Small Cap Value Funds may also invest a portion of their assets in securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income outside the United States.
In connection with investments in foreign securities, such Underlying Funds may, from time to time, conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). Such Underlying Funds will engage in these foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Investing in foreign securities and, in conjunction therewith, engaging in foreign currency transactions present special considerations not presented by investments in securities issued by United
States companies.

         The risk involved in investing in foreign securities include the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries, there is less publicly available information about issuers than is available in reports about companies in the United States, and the information that is available is often of lesser quality than information available on U.S. companies. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, such Underlying Funds may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Moreover, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which such Underlying Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Emerging Markets. Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors (such as the Emerging Markets Fund) are subject to a variety of restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which such Underlying Funds invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, Delaware International and the Manager do not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which the

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aforementioned Underlying Funds may invest have historically experienced and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         With respect to investment in debt issues of foreign governments, including Brady Bonds, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

         The issuers of the emerging market country government and government-related high yield securities in which such Underlying Funds may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which such Underlying Funds may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         Foreign Currency Transactions. Underlying Funds which invest in foreign securities may also purchase options and forward contracts in foreign currency for hedging purposes in connection with such foreign securities transactions. As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and such Underlying Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Underlying Fund's position, it may forfeit the entire amount of the premium plus related transaction costs.

         A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a

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price set at the time of the contract. Such Underlying Funds may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Underlying Funds will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When such Underlying Fund's investment manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Underlying Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in such foreign currency.

         An Underlying Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, the Underlying Funds may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Underlying Fund may realize a gain or loss from currency transactions.

         The precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

         It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Underlying Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Underlying Fund is obligated to deliver.

         Such Underlying Funds also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Underlying Funds and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Underlying Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by the Underlying Fund, the Underlying Fund will establish a segregated account with its custodian bank consisting of cash, U.S. government securities

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or other high-grade liquid debt securities in an amount equal to the amount the
Underlying Fund will be required to pay upon exercise of the put.

         Such Underlying Funds may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. The principal purpose of the purchase or sale of futures contracts for the Underlying Fund is to protect the Underlying Fund against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of the Underlying Fund's portfolio securities or adversely affect the prices of securities which the Underlying Fund intends to purchase at a later date without actually buying or selling such securities.

         Depositary Receipts. The aforementioned Underlying Funds may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts. Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

OPTIONS
         To achieve their investment objectives, Aggressive Growth, Blue Chip, Decatur Total Return, U.S. Growth, Devon, DelCap, Small Cap Value, Emerging Markets, International Equity, International Small Cap New Pacific, U.S. Government, Global Bond and Limited-Term Government Funds use certain hedging techniques. These techniques will be used at the respective investment manager's discretion to protect the Underlying Funds' principal value.

         Such Underlying Funds may purchase put options, write covered call options and enter into closing transactions in connection therewith in respect of securities in which they may invest. Such Underlying Funds may also purchase call options and enter into related closing transactions, or may write covered put options. In purchasing put and call options, the premium paid by the Underlying Fund, plus any transaction costs, will reduce any benefit realized by the Underlying Fund upon exercise of the option.

         Purchasing a put option gives the Underlying Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Underlying Fund can be protected should the market value of the security decline. However, the Underlying Fund must pay a premium for this right, whether it exercises it or not.

         Writing a covered call option obligates the Underlying Fund to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Underlying Fund receives premium income, which may offset the cost of purchasing put options. However, the Underlying Fund may lose the

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potential market appreciation of the security if the respective investment manager's judgment is wrong and interest rates fall or stock prices rise.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed upon date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy.

         Closing transactions essentially let the Underlying Fund offset a put option or call option prior to its exercise or expiration. If it cannot effect a closing transaction, it may have to hold a security it would otherwise sell with a potential decline in net asset value, or deliver a security it might want to hold.

         These Underlying Funds may use both exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. These Underlying Funds will only invest in such options to the extent consistent with their limit on investments in illiquid securities.

         These Underlying Funds may write call options and purchase put options on stock indices and enter into closing transactions in connection therewith. Such Underlying Funds also may purchase call options on stock indices and enter into closing transactions in connection therewith. No such Underlying Fund will engage in transactions on stock indices for speculative purposes. Writing or purchasing a call option on stock indices is similar to the writing or purchasing of a call option on an individual stock. Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Stock indices used will include, but will not be limited to, the S&P 100 and the S&P Over-the-Counter 250. The ability to hedge effectively using options on stock indices will depend on the degree to which price movements in the underlying index correlate with price movements in the portfolio securities of, as the case may be, the applicable Underlying Fund.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         For hedging purposes, each of the Aggressive Growth, International Equity, International Small Cap, Small Cap Value, Trend, Global Bond, Devon, Blue Chip, Decatur Total Return, U.S. Growth, New Pacific, U.S. Government, Limited-Term Government and Emerging Markets Funds may enter into futures contracts relating to securities, securities indices or interest rates. In addition, the International Equity, International Small Cap, Global Bond, Devon, Blue Chip and Emerging Markets Funds may enter into futures transactions relating to foreign currency.

         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed-income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of securities index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

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         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with or on behalf of the broker as "initial margin" as a good faith deposit. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

         A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract, by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

         Interest rate futures contracts currently are traded on a variety of fixed-income securities, including long-term U.S. Treasury Bonds, U.S. Treasury Notes, GNMA modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indexes of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, German mark and on Eurodollar deposits.

         A securities index or municipal bond index futures contract provides for the making and acceptance of a cash settlement in much the same manner as the settlement of an option on a securities index. The types of indexes underlying securities index futures contracts are essentially the same as those underlying securities index options, as described above. The index underlying a municipal bond index futures contract is a broad based index of municipal securities designed to reflect movements in the municipal securities market as a whole. The index assigns weighted values to the securities included in the index and its composition is changed periodically.

         Such Underlying Funds may also purchase and write options on the types of futures contracts that they can invest in.

         A call option on a futures contract provides the holder with the right to purchase, or enter into a "long" position in, the underlying futures contract. A put option on a futures contract provides the holder with the right to sell, or enter into a "short" position in, the underlying futures contract. In both cases, the option provides for a fixed exercise price up to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option and the writer delivers to the holder the accumulated balance in the writer's margin account which represents the

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amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. In the event that an option written by the Underlying Fund is exercised, the Underlying Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation market deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

         An option, whether based on a futures contract, a securities index, a security or foreign currency, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the timing of such exercise.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Underlying Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Underlying Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Underlying Fund from closing out its positions relating to futures.

BORROWINGS

         Each Underlying Fund except Delaware Cash Reserve and U.S. Government, Limited-Term Government and U.S. Government Money Funds may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Such Underlying Funds will not borrow money in excess of one-third of the value of their net assets. These Underlying Funds have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of such Underlying Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Underlying Funds shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of their borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. An Underlying Fund will not purchase investment securities while it has an outstanding borrowing. See Part B for additional possible restrictions on borrowing.

REPURCHASE AGREEMENTS

         The Underlying Funds may invest in repurchase agreements. Each Underlying Fund may enter into repurchase agreements with broker/dealers or banks which are deemed creditworthy by the

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respective investment manager under guidelines approved by the Board of
Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Underlying Fund) acquires ownership of a security and the seller agrees to repurchase the security at a future time and set price, thereby determining the yield during the purchaser's holding period. The value of the securities subject to the repurchase agreement is marked to market daily. In the event of a bankruptcy or other default of the seller, the Underlying Fund could experience delays and expenses in liquidating the underlying securities.

         The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Group funds jointly to invest cash balances. Each Underlying Fund may invest cash balances in joint repurchase agreements in accordance with the terms of the Order and subject to the conditions described above.

PORTFOLIO LOAN TRANSACTIONS

         Each Underlying Fund, except for Cash Reserve and U.S. Government Money, may, from time to time, lend securities (but not in excess of 25% of its assets) from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or short-term U.S. government securities. While the loan is outstanding, this collateral will be maintained at all times in an account equal to at least 100% of the current market value of the loaned securities plus accrued interest. Such cash collateral will be invested in short-term securities, the income from which will increase the return of the Underlying Fund.

         The major risk to which the Underlying Funds would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Underlying Funds will only enter into loan arrangements after a review of all pertinent facts by the respective investment manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the respective investment manager.

LIQUIDITY AND RULE 144A SECURITIES

         In order to assure that each Underlying Fund has sufficient liquidity, no Underlying Fund may invest more than 10% of its net assets in illiquid assets (15% for Blue Chip Fund), including repurchase agreements maturing in more than seven days. While maintaining oversight, the Board of Directors has delegated to the respective investment manager the day-to-day functions of determining whether or not individual securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") of the Securities Act of 1933 ("1933 Act") are liquid for purposes of the limitation on investments in illiquid assets. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Underlying Funds. The Board has instructed the managers to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity of an Underlying Fund to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

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         If the respective manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the applicable Underlying Fund's holdings of illiquid securities exceed the Underlying Fund's limit on investment in such securities, the respective manager will determine what action shall be taken to ensure that the Underlying Fund continues to adhere to such limitation.

INVESTMENT COMPANY SECURITIES

         Any investments that the Underlying Funds in the Aggressive Growth, International Equity, International Small Cap, Emerging Markets or the Global Bond Funds may make in either closed-end or unregistered investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

CONVERTIBLE AND NON-TRADITIONAL EQUITY SECURITIES

         Blue Chip, U.S. Growth, Devon and New Pacific Funds may invest in convertible securities. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

         The aforementioned Underlying Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         The aforementioned Underlying Funds may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS

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(Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased
Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS generally have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

TEMPORARY DEFENSIVE MEASURES

         Each Underlying Fund (other than the Money Market Funds) may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent for temporary defensive purposes given then prevailing market conditions. An Underlying Fund may also invest in such instruments pending investment by the Underlying Fund of proceeds from the sale of portfolio securities or proceeds from new sales of its shares pending investment in other types of securities or to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's or, if unrated, judged to be of comparable quality as determined by the Manager. Certain Funds may also invest in corporate bonds of investment grade quality (rated not less than BBB or S&P or Baa by Moody's) for temporary, defensive purposes. Securities rated BBB or Baa are regarded as having speculative characteristics.

U.S. GOVERNMENT SECURITIES

         All of the Underlying Funds may invest in securities of the U.S. government. Securities guaranteed by the U.S. government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and
(2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates and Federal Housing Administration debentures). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity are deemed to be free of credit risk for the life of the investment.

         Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks.



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QUALITY RESTRICTIONS

         The Money Market Funds limit their investments to those which their Board of Directors have determined present minimal credit risks and are of high quality and which are otherwise in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         The Money Market Funds' investments include direct obligations issued by the U.S. Treasury which include bills, notes and bonds which differ from each other principally in interest rates, maturities and dates of issuance. These issues, plus some federal agency obligations, are guaranteed by the full faith and credit of the U.S. government. Examples include Federal Housing Administration, Farmers Home Administration, Government National Mortgage Association and Export-Import Bank of the United States. Other federal agency obligations only have the guarantee of the agency. Examples include Federal Home Loan Banks, Federal Land Banks, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority and the International Bank for Reconstruction and Development. Although obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on such obligations is generally backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States, to U.S. Treasury guarantees, or to the backing solely of the issuing agency or instrumentality itself.

         Cash Reserve Fund's investments also include certificates of deposit and obligations of both U.S. and foreign banks if they have assets of at least one billion dollars in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Cash Reserve Fund may also purchase commercial paper and other corporate obligations; if a security or, as relevant, its issuer is considered to be rated at the time of the proposed purchase it, or, as relevant, its issuer must be so rated in one of the two highest rating categories (e.g., for commercial paper, A-2 or better by S&P and P-2 or better by Moody's; and, for other corporate obligations, AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Appendix A describes the ratings of S&P and Moody's.

MATURITY RESTRICTIONS

         The Money Market Funds maintain an average maturity of not more than 90 days. Also, they do not purchase any instruments with an effective remaining maturity of more than 13 months.

SMALL TO MEDIUM-SIZED COMPANIES

         The Small/Mid Cap U.S. Equity Funds invest their assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities

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may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

GNMA SECURITIES

         U.S. Government Fund may invest in certificates of the Government National Mortgage Association ("GNMA"). GNMA Certificates are mortgage-backed securities. Each Certificate evidences an interest in a specific pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Scheduled payments of principal and interest are made to the registered holders of GNMA Certificates. The GNMA Certificates in which U.S. Government Fund will invest are of the modified pass-through type. U.S. Government GNMA guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates at the time such payments are due, whether or not such amounts are collected by the issuer on the underlying mortgages. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates.

         The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments with maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments of refinancing of such mortgages or foreclosure. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. Due to the GNMA guarantee, foreclosures impose no risk to principal investments.

         The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. However, statistics indicate that the average life of the type of mortgages backing the majority of GNMA Certificates is approximately 12 years. For this reason, it is standard practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than five years.

         The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. Such fees in the aggregate usually amount to approximately 1/2 of 1%.

         Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Prepayments generally occur

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when interest rates have fallen. Reinvestments of prepayments will be at lower rates. Historically, actual average life has been consistent with the 12-year assumption referred to above. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificates and may differ from the yield based on the assumed average life. Interest on GNMA Certificates is paid monthly rather than semi-annually as for traditional bonds.

SPECIAL RISK CONSIDERATIONS

         Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in a Portfolio, nor can there be any assurance that the Portfolio's investment objective will be attained.

         The use of interest rate swaps by the Global Bond, U.S. Growth and New Pacific Funds involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If such Underlying Fund's investment adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Underlying Funds will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Underlying Funds' risk of loss consists of the net amount of interest payments that the Underlying Fund is contractually entitled to receive.

         While the Global Bond and Emerging Markets Funds intend to seek to qualify as "diversified" investment companies under provisions of Subchapter M of the Code, they will not be diversified for purposes of the 1940 Act. Thus, while at least 50% of each Underlying Funds' total assets will be represented by cash, cash items, and other securities limited in respect of any one issuer to an amount not greater than 5% of such Underlying Funds' total assets, it will not satisfy the 1940 Act requirement in this respect, which applies that test to 75% of the Underlying Funds' assets. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on the portfolio's security holdings may affect a larger portion of the overall assets.

OTHER INVESTMENT POLICIES

         Each Portfolio may invest up to 100% of its assets directly in cash, money market instruments or in Delaware Cash Reserve or U.S. Government Money Fund, for temporary, defensive purposes, such as during periods of market instability.

         Each Portfolio anticipates that its annual portfolio turnover rate generally will not exceed 100%. A Portfolio may purchase or sell its portfolio securities to: (a) accommodate purchases and sales of its shares; (b) change the percentage of its assets invested in securities or in the Underlying Funds in response to market conditions; and (c) maintain or modify the allocation of its assets among the Underlying Funds. High turnover rates with respect to the Underlying Funds may result in higher expenses being incurred by the Portfolios.


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         Each Portfolio's investment objective, its designation as an open-end investment company and certain other policies of the Portfolios may not be changed unless authorized by the vote of a majority of the Portfolios' outstanding voting securities, as defined in the 1940 Act. Part B lists other more specific investment restrictions of the Portfolios which may not be changed without a majority shareholder vote. A brief discussion of those factors that materially affected the Portfolios' performance during its most recently completed fiscal year will appear in the Portfolios' Annual Report. The remaining investment policies are not fundamental and may be changed by the Board of Trustees of the Trust without a shareholder vote.

RATINGS
         Appendix A describes the ratings of S&P and Moody's.



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APPENDIX A -- RATINGS


BONDS

    Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

Excerpts from Fitch's description of its bond ratings:

    AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances that bonds with higher ratings; BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment.

The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings; BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements; B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue; CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment; CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time; C--Bonds are in imminent default in payment of interest or principal; and DDD, DD AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

    Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

COMMERCIAL PAPER
    Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

    Excerpts from S&P's description of its two highest commercial paper ratings:
A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

                                     PART C

                               Other Information


Item 24.       Financial Statements and Exhibits

       (a)     Financial Statements:

               Part A       -   N/A

               Part B       -   N/A

       (b)     Exhibits:

               (1)     Declaration of Trust.

                       (a)      Declaration of Trust attached as Exhibit

               (2)     By-Laws.

                       (a)      By-Laws attached as Exhibit.

               (3)     Voting Trust Agreement.  Inapplicable.

               (4)     Copies of All Instruments Defining the Rights of Holders.

                       (a) Declaration of Trust. Declaration of Trust (October 1997) attached as Exhibit 24(b)(1)(a)

                       (b)      By-Laws.  By-Laws attached as
                                Exhibit 24(b)(2)(a).

               (5)     Asset Allocation Agreement.

                       (a)      Proposed Asset Allocation Agreement (____,
                                1997) between Delaware Management Company, Inc. and the Registrant on behalf of each Portfolio attached as Exhibit.

               (6)     (a)      Distribution Agreement.  Proposed Distribution
                                Agreement (_____,1997) between Delaware
                                Distributors, L.P. and the Registrant on behalf of each Portfolio attached as Exhibit.

                       (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) included as Module.

                       (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) included as Module.

                       (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) included as Module.

PART C - Other Information
(Continued)

               (7)     Bonus, Profit Sharing, Pension Contracts.

                       (a) Amended and Restated Profit Sharing Plan (November 17, 1994) included as Module.

                       (b) Amendment to Profit Sharing Plan (December 21, 1995) included as Module.

               (8)     Custodian Agreement.

                       (a) Form of Custodian Agreement (______, 1997) between The Chase Manhattan Bank and the Registrant on behalf of each Portfolio included as Module.

               (9)     Other Material Contracts.

                       (a)  Proposed Shareholders Services Agreement
                       (_____, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio attached as Exhibit.

                       (b)     Proposed Fund Accounting Agreement
                               ( _____, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio included as Module.

                               (i) Proposed Amendment to Schedule A of the Fund Accounting Agreement attached as Exhibit.

               (10)    Opinion of Counsel.  To be filed by Pre-Effective
                       Amendment.

               (11)    Consent of Auditors.  Inapplicable.

               (12-13) Inapplicable.

               (14)    Model Plans.  To be filed by Pre-Effective Amendment.

               (15)    Plans under Rule 12b-1.

                       (a) Proposed Plan under Rule 12b-1 for Class A attached as Exhibit.

                       (b) Proposed Plan under Rule 12b-1 for Class B attached as Exhibit.

                       (c) Proposed Plan under Rule 12b-1 for Class C attached as Exhibit.

               (16) Schedules of Computation for each Performance Quotation. Inapplicable.

               (17)    Financial Data Schedules.  Inapplicable.

               (18)    Plan Under Rule 18f-3.  Attached as Exhibit.

                       (a) Proposed Amended Appendix A to Plan under Rule 18f-3 attached as Exhibit.

               (19)    Other:     Trustees' Power of Attorney.  To be filed by
                                  Pre-Effective Amendment.

Item 25.          Persons Controlled by or under Common Control with
                  Registrant.  None.

Item 26.          Number of Holders of Securities.  None.

(Continued)

PART C  -  Other Information


Item 27.          Indemnification.

      Section 2. Indemnification and Limitation of Liability. To the fullest extent that limitations on the liability of Trustees and officers are permitted by the DBTA, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to each officer's and Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                       Every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and/or officers or officer, and such Trustees or Trustee, or officers or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of this
                       Section 2 of this Article VII.

      Section 3. Officers and Trustees' Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. An officer or Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of officer or Trustee, but shall not be liable for errors of judgment or mistakes of fact or law. The officers and Trustees may obtain the advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust. No such officer or Trustee shall be liable for any act or omission in accordance with such advice and no inference concerning liability shall arise from a failure to follow such advice. The officers and Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

      Section 4. Insurance. The officers and Trustees shall be entitled and have the authority to the fullest extent permitted by law to purchase with Trust Property insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of this Article.

      Section 2. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a


PART C - Other Information
(Continued)
                       trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

      Section 3. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if that person acted in good faith and in a manner that that person reasonably believed to be in the best interests of this Trust and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contenders or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

      Section 4. ACTIONS BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

      Section 5. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

      No indemnification shall be made under Sections 2 or 3 of this Article:

             (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or




             (b) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

             (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.



PART C - Other Information
(Continued)

      Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in
                       Section 4 of this Article.

      Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

             (a) A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

             (b)       A written opinion by an independent legal counsel.

      Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding on receipt of an undertaking by or on behalf of the agent to repay the amount of the advance unless it shall be determined ultimately that the agent is entitled to be indemnified as authorized in this Article, provided the agent provides a security for his undertaking, or a majority of a quorum of the disinterested, non-party trustees, or an independent legal counsel in a written opinion, determine that based on a review of readily available facts, there is reason to believe that said agent ultimately will be found entitled to indemnification.

      Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

      Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6, in any circumstances where it appears:

             (a) That it would be inconsistent with a provision of the Agreement and Declaration of Trust, a resolution of the shareholders, or an agreement which prohibits or otherwise limits indemnification which was in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid; or

             (b) That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

PART C - Other Information
(Continued)

      Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article.

      Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.


Item 28.     Business and Other Connections of Investment Adviser.

      Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)

      The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal           Positions and Offices with the Manager and its
Business Address *           Affiliates and Other Positions and Offices Held

Wayne A. Stork               Chairman of the Board, President, Chief Executive
                             Officer, Chief Investment Officer and Director of
                             Delaware Management Company, Inc.; Chairman of the
                             Board, President, Chief Executive Officer and
                             Director of DMH Corp., Delaware International
                             Holdings Ltd., Delaware Distributors, Inc.,
                             Delvoy, Inc. and Founders Holdings, Inc.;
                             Chairman, Chief Executive Officer and Director of
                             Delaware Management Holdings, Inc. and Delaware
                             International Advisers Ltd.; Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Group and Delaware Capital
                             Management, Inc.; Chairman of Delaware
                             Distributors, L.P.; and Director of Delaware
                             Service Company, Inc. and Delaware Investment &
                             Retirement Services, Inc.

Richard G. Unruh, Jr.        Executive Vice President and Director of Delaware
                             Management Company, Inc.; Executive Vice President of the Registrant (upon effectiveness of this Registration Statement) and each of the other funds in the Delaware Group; Delaware Management
                             Holdings, Inc. and Delaware Capital Management,
                             Inc; and Director of Delaware International
                             Advisers Ltd.

                             Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow               Executive Vice President/Chief Investment Officer,
                             Fixed Income of the Registrant (upon effectiveness of this Registration Statement) and each of the other funds in the Delaware Group, Delaware
                             Management Company, Inc. and Delaware Management
                             Holdings, Inc.; Executive Vice President and
                             Director of Founders Holdings, Inc.; Executive
                             Vice President of Delaware Capital Management,
                             Inc.; and Director of Founders CBO Corporation

                             Director, HYPPCO Finance Company Ltd.





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal           Positions and Offices with the Manager and its
Business Address *           Affiliates and Other Positions and Offices Held

David K. Downes              Executive Vice President, Chief Operating Officer,
                             Chief Financial Officer and Director of Delaware
                             Management Company, Inc., DMH Corp, Delaware
                             Distributors, Inc., Founders Holdings, Inc. and
                             Delaware International Holdings Ltd.; Executive
                             Vice President, Chief Operating Officer and Chief
                             Financial Officer and Trustee of the Registrant;
                             Executive Vice President, Chief Operating Officer and Chief Financial Officer of each of the other funds in the Delaware Group, Delaware Management
                             Holdings, Inc., Founders CBO Corporation, Delaware
                             Capital Management, Inc., Delvoy, Inc. and
                             Delaware Distributors, L.P.;  President, Chief
                             Executive Officer, Chief Financial Officer and
                             Director of Delaware Service Company, Inc.;
                             Chairman, Chief Executive Officer and Director of
                             Delaware Investment & Retirement Services, Inc.;
                             Chairman and Director of Delaware Management Trust
                             Company; Director of Delaware International
                             Advisers Ltd.; and Vice President of Lincoln Funds
                             Corporation

                             Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA


George M.                    Senior Vice President, General Counsel, Secretary
Chamberlain, Jr.             and Director of Delaware Management Company, Inc.,
                             DMH Corp., Delaware Distributors, Inc., Delaware
                             Service Company, Inc., Founders Holdings, Inc.,
                             Delaware Capital Management, Inc., Delvoy, Inc.
                             and Delaware Investment & Retirement Services,
                             Inc.; Senior Vice President, Secretary, General
                             Counsel and Trustee of the Registrant; Senior Vice
                             President, Secretary and General Counsel of each of the other funds in the Delaware Group, Delaware
                             Distributors, L.P. and Delaware Management
                             Holdings, Inc.; Executive Vice President,
                             Secretary, General Counsel and Director of
                             Delaware Management Trust Company; Secretary and
                             Director of Delaware International Holdings Ltd.;
                             Director of Delaware International Advisers Ltd.;
                             Secretary of Lincoln Funds Corporation





*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices with the Manager and its
Business Address*              Affiliates and Other Positions and Offices Held

Richard J. Flannery            Senior Vice President/Corporate and
                               International Affairs the Registrant (upon effectiveness of this Registration Statement), each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp.,
                               Delaware Management Company, Inc., Delaware
                               Distributors, Inc., Delaware Distributors, L.P.,
                               Delaware Management Trust Company, Delaware
                               Capital Management, Inc., Delaware Service
                               Company, Inc. and Delaware Investment &
                               Retirement Services, Inc.;  Senior Vice
                               President/ Corporate and International Affairs and Director of Founders Holdings, Inc., Delvoy,
                               Inc. and Delaware International Holdings Ltd.;
                               Senior Vice President of Founders CBO
                               Corporation; and Director of Delaware
                               International Advisers Ltd. and Delaware
                               Voyageur Holding, Inc.

                               Director, HYPPCO Finance Company Ltd.

                               Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof              Senior Vice President and Treasurer of the
                               Registrant (upon effectiveness of this
                               Registration Statement), each of the other funds in the Delaware Group and Founders Holdings,
                               Inc.; Senior Vice President/Investment
                               Accounting of Delaware Management Company, Inc.
                               and Delaware Service Company, Inc.; Senior Vice
                               President and Treasurer/ Manager, Investment
                               Accounting of Delaware Distributors, L.P.;
                               Assistant Treasurer of Founders CBO Corporation;
                               and Senior Vice President and Manager of
                               Investment Accounting of Delaware International
                               Holdings Ltd.





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices with the Manager and its
Business Address *             Affiliates and Other Positions and Offices Held

Joseph H. Hastings             Senior Vice President/Corporate Controller and
                               Treasurer of Delaware Management Holdings, Inc.,
                               DMH Corp., Delaware Management Company, Inc.,
                               Delaware Distributors, Inc., Delaware Capital
                               Management, Inc., Delaware Distributors, L.P.,
                               Delaware Service Company, Inc. and Delaware
                               International Holdings Ltd.;  Senior Vice
                               President/Corporate Controller of the Registrant
                               (upon effectiveness of this Registration
                               Statement), each of the other funds in the Delaware Group and Founders Holdings, Inc.;
                               Executive Vice President, Chief Financial
                               Officer and Treasurer of Delaware Management
                               Trust Company; Chief Financial Officer and
                               Treasurer of Delaware Investment & Retirement
                               Services, Inc.; Senior Vice President and
                               Treasurer of Delvoy, Inc.; Senior Vice
                               President/Assistant Treasurer of Founders CBO
                               Corporation; and Treasurer of Lincoln Funds
                               Corporation

Michael T. Taggart             Senior Vice President/Facilities Management and
                               Administrative Services of Delaware Management
                               Company, Inc.

Douglas L. Anderson            Senior Vice President/Operations of Delaware
                               Management Company, Inc., Delaware Investment and Retirement Services, Inc. and Delaware
                               Service Company, Inc.; Senior Vice President/
                               Operations and Director of Delaware Management
                               Trust Company

James L. Shields               Senior Vice President/Chief Information Officer
                               of Delaware Management Company, Inc., Delaware
                               Service Company, Inc. and Delaware Investment &
                               Retirement Services, Inc.

Eric E. Miller                 Vice President, Assistant Secretary and Deputy
                               General Counsel of the Registrant (upon
                               effectiveness of this Registration Statement) and each of the other funds in the Delaware
                               Group, Delaware Management Company, Inc.,
                               Delaware Management Holdings, Inc., DMH Corp.,
                               Delaware Distributors, L.P., Delaware
                               Distributors Inc., Delaware Service Company,
                               Inc., Delaware Management Trust Company,
                               Founders Holdings, Inc., Delaware Capital
                               Management, Inc. and Delaware Investment &
                               Retirement Services, Inc.; Vice President and
                               Assistant Secretary of Delvoy, Inc.





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices with the Manager and its
Business Address *             Affiliates and Other Positions and Offices Held

Richelle S. Maestro            Vice President and Assistant Secretary of
                               Delaware Management Company, Inc., the
                               Registrant (upon effectiveness of this
                               Registration Statement), each of the other funds in the Delaware Group, Delaware Management
                               Holdings, Inc., Delaware Distributors, L.P.,
                               Delaware Distributors, Inc., Delaware Service
                               Company, Inc., DMH Corp., Delaware Management
                               Trust Company, Delaware Capital Management,
                               Inc., Delaware Investment & Retirement Services,
                               Inc., Delvoy, Inc. and Founders Holdings, Inc.;
                               Secretary of Founders CBO Corporation; and
                               Assistant Secretary of Delaware International
                               Holdings Ltd.

                               Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus(1)               Vice President/Assistant Controller of Delaware
                               Management Company, Inc. and Delaware Management
                               Trust Company

Bruce A. Ulmer                 Vice President/Director of LNC Internal Audit of
                               Delaware Management Company, Inc., the
                               Registrant (upon effectiveness of this
                               Registration Statement), each of the other funds in the Delaware Group, Delaware Management
                               Holdings, Inc., DMH Corp., Delvoy, Inc.,
                               Delaware Management Trust Company and Delaware
                               Investment & Retirement Services, Inc.

Steven T. Lampe(2)             Vice President/Taxation of Delaware Management
                               Company, Inc., the Registrant (upon
                               effectiveness of this Registration Statement), each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp.,
                               Delaware Distributors, L.P., Delaware
                               Distributors, Inc., Delaware Service Company,
                               Inc., Delaware Management Trust Company,
                               Founders Holdings, Inc., Founders CBO
                               Corporation, Delaware Capital Management, Inc.,
                               Delvoy, Inc. and Delaware Investment &
                               Retirement Services, Inc.

Christopher Adams(3)           Vice President/Strategic Planning of Delaware
                               Management Company, Inc. and Delaware Service
                               Company, Inc.

Susan L. Hanson                Vice President/Strategic Planning of Delaware
                               Management Company, Inc. and Delaware Service
                               Company, Inc.





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices with the Manager and its
Business Address *             Affiliates and Other Positions and Offices Held

Dennis J. Mara(4)              Vice President/Acquisitions of Delaware
                               Management Company, Inc.

Scott Metzger                  Vice President/Business Development of Delaware
                               Management Company, Inc. and Delaware Service
                               Company, Inc.

Lisa O. Brinkley               Vice President/Compliance of Delaware Management
                               Company, Inc., the Registrant (upon
                               effectiveness of this Registration Statement), each of the other funds in the Delaware Group, DMH Corp., Delaware Distributors, L.P., Delaware
                               Distributors, Inc., Delaware Service Company,
                               Inc., Delaware Management Trust Company, Delvoy,
                               Inc., Delaware Capital Management, Inc. and
                               Delaware Investment & Retirement Services, Inc.

Rosemary E. Milner             Vice President/Legal Registrations of Delaware
                               Management Company, Inc., the Registrant (upon effectiveness of this Registration Statement), each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware
                               Distributors, Inc.

Gerald T. Nichols              Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice
                               President of Founders Holdings, Inc.; and
                               Treasurer, Assistant Secretary and Director of
                               Founders CBO Corporation

Paul A. Matlack                Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice
                               President of Founders Holdings, Inc.; and
                               President and Director of Founders CBO
                               Corporation.

Gary A. Reed                   Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital
                               Management, Inc.





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices with the Manager and its
Business Address *             Affiliates and Other Positions and Offices Held

Patrick P. Coyne               Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital
                               Management, Inc.

Roger A. Early                 Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery(5)          Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware Group

George H. Burwell              Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc. and each of the equity funds in the Delaware Group

John B. Fields                 Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc. and each of the equity funds in the Delaware Group and Delaware Capital Management, Inc.

Gerald S. Frey(6)              Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc. and each of the equity funds in the Delaware Group

Christopher Beck(7)            Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc. and each of the equity funds in the Delaware Group

Elizabeth H. Howell(8)         Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc. and the
                               Delaware-Voyageur Tax-Free Minnesota
                               Intermediate, Delaware-Voyageur Minnesota
                               Insured, Delaware-Voyageur Tax-Free Minnesota,
                               Delaware-Voyageur Tax-Free Idaho,
                               Delaware-Voyageur Tax-Free Kansas,
                               Delaware-Voyageur Tax-Free Missouri, Delaware-
                               Voyageur Tax-Free Oregon, Delaware-Voyageur
                               Tax-Free Washington, Delaware-Voyageur Tax-Free
                               Iowa and Delaware-Voyageur Tax-Free Wisconsin
                               Funds.





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal             Positions and Offices with the Manager and its
Business Address *             Affiliates and Other Positions and Offices Held

Andrew M. McCullagh(9)         Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc. and the
                               Delaware-Voyageur Tax-Free Arizona Insured,
                               Delaware-Voyageur Tax-Free Arizona,
                               Delaware-Voyageur Tax-Free California Insured,
                               Delaware-Voyageur Tax-Free Colorado,
                               Delaware-Voyageur Tax-Free New Mexico,
                               Delaware-Voyageur Tax-Free North Dakota and
                               Delaware-Voyageur Tax-Free Utah Funds.

Babak Zenouzi                  Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc. and each of the equity funds and the closed-end funds in the Delaware Group

Paul Grillo                    Vice President/Portfolio Manager of Delaware
                               Management Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware Group

Marshall T. Bassett            Vice President/Portfolio Manager of Delaware
                               Management Company, Inc.

John Heffern                   Vice President/Portfolio Manager of Delaware
                               Management Company, Inc.




1      SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2      TAX MANAGER, Price Waterhouse LLP prior to October 1995.
3      SENIOR ASSOCIATE, FAS, Coopers & Lybrand LLP prior to October 1995.
4 CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR, FINANCIAL PLANNING, Decision One prior to March 1996.
5      INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
6      SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
7      SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
8      SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May
       1997.
9 SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.





*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Item 29.   Principal Underwriters.

              (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

              (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                   Positions and Offices                      Positions and Offices
Business Address *                   with Underwriter                           with Registrant
------------------                   ----------------------                     -------------------------
Delaware Distributors, Inc.          General Partner                            None

Delaware Management
Company, Inc.                        Limited Partner                            Investment Manager

Delaware Capital
Management, Inc.                     Limited Partner                            None

Wayne A. Stork                       Chairman                                   Chairman/ President/
                                                                                Chief Executive Officer/Chief Investment Officer

Bruce D. Barton                      President and Chief Executive              None
                                     Officer

David K. Downes                      Senior Vice President,                     Executive Vice
                                     Chief Administrative Officer               President/Chief
                                     and Chief Financial Officer                Operating Officer/Chief Financial Officer

George M. Chamberlain, Jr.           Senior Vice President/Secretary/           Senior Vice President/
                                     General Counsel                            Secretary/General Counsel

Terrence P. Cunningham               Senior Vice President/Financial            None
                                     Institutions

Thomas E. Sawyer                     Senior Vice President/                     None
                                     National Sales Director

Dana B. Hall                         Senior Vice President/                     None
                                     Key Accounts









*   Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                Positions and Offices                         Positions and Offices
Business Address *                with Underwriter                              with Registrant
------------------                ----------------------                        -------------------------
Mac McAuliffe                     Senior Vice President/Sales                   None
                                  Manager, Western Division

William F. Hostler                Senior Vice President/                        None
                                  Marketing Services

J. Chris Meyer                    Senior Vice President/                        None
                                  Director Product Management

Stephen H. Slack                  Senior Vice President/Wholesaler              None

William M. Kimbrough              Senior Vice President/Wholesaler              None

Daniel J. Brooks                  Senior Vice President/Wholesaler              None

Richard J. Flannery               Senior Vice President/Corporate               Senior Vice President/
                                  and International Affairs                     Corporate and International Affairs
                                                                                (upon effectiveness of this Registration Statement)

Bradley L. Kolstoe                Senior Vice President/Western                 None
                                  Division Sales Manager

Henry W. Orvin                    Senior Vice President/Eastern                 None
                                  Division Sales Manager - Wire/                Regional Channel

Michael P. Bishof                 Senior Vice President and Treasurer/          Senior Vice Manager, Investment Accounting
                                                                                President/Treasurer
                                                                                (upon effectiveness of this Registration Statement)

Eric E. Miller                    Vice President/Assistant Secretary/           Vice President/
                                  Deputy General Counsel                        Assistant Secretary/Deputy General Counsel
                                                                                (upon effectiveness of this Registration Statement)









*  Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                Positions and Offices                         Positions and Offices
Business Address *                with Underwriter                              with Registrant
------------------                -----------------------                       ------------------------
Richelle S. Maestro               Vice President/                               Vice President/
                                  Assistant Secretary                           Assistant Secretary
                                                                                (upon effectiveness of this Registration Statement)

Steven T. Lampe                   Vice President/Taxation                       Vice President/Taxation
                                                                                (upon effectiveness of this Registration Statement)

Joseph H. Hastings                Vice President/Corporate                      Senior Vice President/
                                   Controller & Treasurer                       Corporate Controller
                                                                                (upon effectiveness of this Registration Statement)

Lisa O. Brinkley                  Vice President/Compliance                     Vice President/

                                                                                Compliance
                                                                                (upon effectiveness of this Registration Statement)

Rosemary E. Milner                Vice President/Legal Registrations            Vice President/Legal Registrations
                                                                                (upon effectiveness of this Registration Statement)

Daniel H. Carlson                 Vice President/Strategic Marketing            None

Diane M. Anderson                 Vice President/Plan Record Keeping            None
                                  and Administration

Anthony J. Scalia                 Vice President/Defined Contribution           None
                                  Sales, SW Territory

Courtney S. West                  Vice President/Defined Contribution           None
                                  Sales, NE Territory

Denise F. Guerriere               Vice President/Client Services                None

Gordon E. Searles                 Vice President/Client Services                None

Julia R. Vander Els               Vice President/Participant Services           None

*   Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                Positions and Offices                         Positions and Offices
Business Address *                with Underwriter                              with Registrant
------------------                ----------------------                        -------------------------
Jerome J. Alrutz                  Vice President/Retail Sales                   None

Joanne A. Mettenheimer            Vice President/New Business                   None
                                  Development

Scott Metzger                     Vice President/Business Development           None

Stephen C. Hall                   Vice President/Institutional Sales            None

Gregory J. McMillan               Vice President/ National Accounts             None

Christopher H. Price              Vice President/Manager,                       None
                                  Insurance

Stephen J. DeAngelis              Vice President/Product                        None
                                  Development

Zina DeVassal                     Vice President/Financial Institutions         None

Andrew W. Whitaker                Vice President/Financial Institutions         None

Jesse Emery                       Vice President/ Marketing                     None
                                  Communications

Darryl S. Grayson                 Vice President, Broker/Dealer                 None
                                  Internal Sales

Susan T. Friestedt                Vice President/Client Service                 None

Dinah J. Huntoon                  Vice President/Product                        None
                                  Manager Equity

Soohee Lee                        Vice President/Fixed Income                   None
                                  Product Management

Michael J. Woods                  Vice President/UIT Product                    None
                                  Management

Ellen M. Krott                    Vice President/Marketing                      None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                Positions and Offices                         Positions and Offices
Business Address *                with Underwriter                              with Registrant
------------------                ----------------------                        -------------------------
Dale L. Kurtz                     Vice President/Marketing Support              None

Holly W. Reimel                   Vice President/Manager, Key Accounts          None

David P. Anderson                 Vice President/Wholesaler                     None

Lee D. Beck                       Vice President/Wholesaler                     None

Gabriella Bercze                  Vice President/Wholesaler                     None

Terrence L. Bussard               Vice President/Wholesaler                     None

William S. Carroll                Vice President/Wholesaler                     None

William L. Castetter              Vice President/Wholesaler                     None

Thomas J. Chadie                  Vice President/Wholesaler                     None

Thomas C. Gallagher               Vice President/Wholesaler                     None

Douglas R. Glennon                Vice President/Wholesaler                     None

Ronald A. Haimowitz               Vice President/Wholesaler                     None

Christopher L. Johnston           Vice President/Wholesaler                     None

Michael P. Jordan                 Vice President/Wholesaler                     None

Jeffrey A. Keinert                Vice President/Wholesaler                     None

Thomas P. Kennett                 Vice President/Wholesaler                     None

Debbie A. Marler                  Vice President/Wholesaler                     None

Nathan W. Medin                   Vice President/Wholesaler                     None

Roger J. Miller                   Vice President/Wholesaler                     None

Patrick L. Murphy                 Vice President/Wholesaler                     None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                Positions and Offices                         Positions and Offices
Business Address *                with Underwriter                              with Registrant
------------------                ----------------------                        -------------------------
Stephen C. Nell                   Vice President/Wholesaler                     None

Julia A. Nye                      Vice President/Wholesaler                     None

Joseph T. Owczarek                Vice President/Wholesaler                     None

Mary Ellen Pernice-Fadden         Vice President/Wholesaler                     None

Mark A. Pletts                    Vice President/Wholesaler                     None

Philip G. Rickards                Vice President/Wholesaler                     None

Laura E. Roman                    Vice President/Wholesaler                     None

Linda Schulz                      Vice President/Wholesaler                     None

Edward B. Sheridan                Vice President/Wholesaler                     None

Robert E. Stansbury               Vice President/Wholesaler                     None

Julia A. Stanton                  Vice President/Wholesaler                     None

Larry D. Stone                    Vice President/Wholesaler                     None

Edward J. Wagner                  Vice President/Wholesaler                     None

Wayne W. Wagner                   Vice President/Wholesaler                     None

John A. Wells                     Vice President/Marketing Technology           None

Scott Whitehouse                  Vice President/Wholesaler                     None

Frank C. Tonnemaker               Vice President                                None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

(c)     Not Applicable.

PART C - Other Information
(Continued)



Item 30.         Location of Accounts and Records.

                 All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.         Management Services.  None.

Item 32.         Undertakings.

                 (a)      Not Applicable.

                 (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the initial public offering of shares of the Income Portfolio, the Balanced Portfolio and the Growth Portfolio.

                 (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                 (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 23rd day of October 1997.


                                           DELAWARE GROUP FOUNDATION FUNDS

                                           By     /s/ Wayne A. Stork
                                             ----------------------------------
                                                      Wayne A. Stork
                                                         Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


             Signature                                     Title                           Date
-----------------------------------        --------------------------------------------  ---------
/s/Wayne A. Stork                          Chairman of the Board and Trustee             October 23, 1997
-----------------------------------
Wayne A. Stork


/s/Jeffrey J. Nick                         President, Chief Executive Officer and        October 23, 1997
-----------------------------------        Trustee
Jeffrey J. Nick

                                           Executive Vice President/Chief Operating
                                           Officer/Chief Financial Officer and Trustee
                                           (Principal Financial Officer and
/s/David K. Downes                         Principal Accounting Officer)                 October 23, 1997
-----------------------------------
David K. Downes

/s/George M. Chamberlain                   Senior Vice President/Secretary/              October 23, 1997
-----------------------------------        General Counsel and Trustee
George M. Chamberlain

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549





                                    Exhibits

                                       to

                                   Form N-1A


























            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               INDEX TO EXHIBITS

Exhibit No.             Exhibit

EX-99.B1A               Declaration of Trust

EX-99.B2A               By-Laws

EX-99.B5A               Proposed Asset Allocation Agreement

EX-99.B6A               Proposed Distribution Agreement

EX-99.B6B               Form of Administration and Service Agreement
(Module Name
ADMIN_SER_AGREE)

EX-99.B6C               Dealer's Agreement
(Module Name
DEALERS_AGREE)

EX-99.B6D               Mutual Fund Agreement
(Module Name
MFAGMT95)

EX-99.B7A               Amended and Restated Profit Sharing Plan
(Module Name
PROF_SHAR_PLAN)

EX-99.B7B               Amendment to Profit Sharing Plan
(Module Name
AMEND_PROF_SHAR)

EX-99.B8A               Form of Custodian Agreement
(Module Name
CHASE_CUST_AGR)

EX-99.B9A               Proposed Shareholders Services Agreement

EX-99.B9B               Proposed Fund Accounting Agreement
(Module Name
FUND_ACCT_AGT)

EX-99.B9B1              Proposed Amendment to Schedule A of the Fund Accounting
                        Agreement

                               INDEX TO EXHIBITS
                                  (continued)

Exhibit No.             Exhibit


EX-99.B15A              Proposed Plan under Rule 12b-1 for Class A

EX-99.B15B              Proposed Plan under Rule 12b-1 for Class B

EX-99.B15C              Proposed Plan under Rule 12b-1 for Class C

EX-99.B18               Proposed Plan under Rule 18f-3

EX-99.B18A              Proposed Amended Appendix A to Plan under Rule 18f-3